UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Brazil – 1.5%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,348	$1,388,792

Kazakhstan – 4.8%
KazMunayGas National Co. JSC, 5.75%, 4/30/43		4,800	4,320,000

Mexico – 5.1%
Petroleos Mexicanos, 6.38%, 1/23/45 (a)		4,200	4,530,750

Venezuela – 1.7%
Petroleos de Venezuela SA, 9.75%, 5/17/35		2,100	1,485,750

Total Foreign Agency Obligations – 13.1%			11,725,292

Foreign Government Obligations	Par (000)		Value

Argentina – 0.4%
Republic of Argentina, 0.00%, 12/15/35 (b)		5,700	379,050

Brazil – 22.3%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/15 (c)	BRL	10,776	4,377,953
Brazil Notas do Tesouro Nacional, Series F:
10.00%, 1/01/17		12,300	5,134,261
10.00%, 1/01/21		13,000	5,076,618
10.00%, 1/01/23		14,300	5,433,804

			20,022,636

Hungary – 4.8%
Republic of Hungary:
5.38%, 3/25/24	USD	2,530	2,535,060
7.63%, 3/29/41		1,500	1,728,750

			4,263,810

Indonesia – 9.2%
Republic of Indonesia:
8.38%, 3/15/34	IDR	43,000,000	3,732,218
5.25%, 1/17/42	USD	5,000	4,531,250

			8,263,468

Foreign Government Obligations	Par (000)		Value

Mexico – 6.0%
United Mexican States, 5.75%, 10/12/10	USD	5,500	$5,403,750

Nigeria – 5.0%
Federal Republic of Nigeria, 6.38%, 7/12/23		4,300	4,445,125

Panama – 0.0%
Republic of Panama, 9.38%, 4/01/29		1	1,418

Poland – 4.9%
Republic of Poland, 5.75%, 9/23/22	PLN	11,915	4,377,791

Romania – 4.7%
Republic of Romania, 6.13%, 1/22/44 (a)	USD	4,000	4,222,000

Slovenia – 4.7%
Republic of Slovenia, 5.25%, 2/18/24 (a)		4,100	4,255,062

South Korea – 4.6%
Republic of South Africa, 4.67%, 1/17/24		4,200	4,158,000

Turkey – 4.9%
Republic of Turkey, 4.88%, 4/16/43		5,200	4,420,000

Uruguay – 4.2%
Republic of Uruguay, 5.00%, 9/14/18	UYU	46,700	3,806,715

Venezuela – 3.0%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26	USD	3,100	2,642,750

Total Foreign Government Obligations – 78.7%			70,661,575

U.S. Treasury Obligations – 4.5%	Par (000)		Value

U.S. Treasury Notes, 2.75%, 2/15/24		4,054	4,062,470

			Value

Total Long-Term Investments (Cost – $84,616,263) – 96.3%			86,449,337

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PHP	Philippine Peso
AGM	Assurance Guaranty	EUR	Euro	PIK	Payment-in-kind
	Municipal Corp.	EURIBOR	Euro Interbank Offered Rate	PLN	Polish Zloty
ARS	Argentine Peso	FKA	Formerly known as	RB	Revenue Bonds
AUD	Australian Dollar	GBP	British Pound	RON	Romanian New Leu
BRL	Brazilian Real	GO	General Obligation	RUB	Russian Rouble
BUBOR	Budapest Interbank Offered	HKD	Hong Kong Dollar	SEK	Swedish Krona
	Rate	HUF	Hungarian Forint	SGD	Singapore Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SPDR	Standard & Poor’s Depositary
CDO	Collateralized Debt Obligation	INR	Indian Rupee		Receipts
CHF	Swiss Franc	JPY	Japanese Yen	TBA	To-be-announced
CLO	Collateralized Loan Obligation	KRW	South Korean Won	THB	Thai Baht
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
CMBS	Commercial Mortgage-Backed	MXN	Mexican Peso	TWD	Taiwan New Dollar
	Security	MYR	Malaysian Ringgit	WIBOR	Warsaw Interbank Offered Rate
CNY	Chinese Yuan	NOK	Norwegian Krone	XLCA	XL Capital Assurance Inc.
COP	Colombian Peso	NZD	New Zealand Dollar	USD	US Dollar
CZK	Czech Koruna	OTC	Over-the-counter	UYU	Uruguayan Peso
DKK	Danish Krone	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

BLACKROCK FUNDS II	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	1,316,072	$1,316,072

Total Short-Term Securities (Cost – $1,316,072) – 1.5%		1,316,072

Value

Total Investments (Cost – $85,932,335) – 97.8%	$87,765,409
Other Assets Less Liabilities – 2.2%	2,002,188

Net Assets – 100.0%	$89,767,597

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,932,335

Gross unrealized appreciation	$2,679,887
Gross unrealized depreciation	(846,813)

Net unrealized appreciation	$1,833,074

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Zero-coupon bond.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,	Net	March 31,
Affiliate	2013	Activity	2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,758,805	(3,442,733)	1,316,072	$839

(e)	Represents the current yield as of report date.

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	58,980	USD	52,579	Citibank N.A.	4/03/14	$ 2,108
AUD	436,590	USD	400,199	Citibank N.A.	4/03/14	4,612
AUD	835,930	USD	771,313	Westpac Banking Corp.	4/03/14	3,772
BRL	207,410	USD	87,793	Citibank N.A.	4/03/14	3,546
BRL	213,680	USD	90,320	Citibank N.A.	4/03/14	3,780
BRL	1,845,360	USD	800,555	Citibank N.A.	4/03/14	12,101
BRL	4,496,420	USD	1,898,425	Citibank N.A.	4/03/14	81,701
BRL	8,692,780	USD	3,674,817	Citibank N.A.	4/03/14	153,295
BRL	31,573,330	USD	13,656,285	Citibank N.A.	4/03/14	247,926
BRL	29,678,280	USD	12,737,459	JPMorgan Chase Bank N.A.	4/03/14	332,212
CHF	769,640	USD	882,610	BNP Paribas S.A.	4/03/14	(12,004)
CHF	503,170	USD	568,146	UBS AG	4/03/14	1,032
CHF	1,717,200	USD	1,926,832	UBS AG	4/03/14	15,639
CLP	44,994,160	USD	79,446	BNP Paribas S.A.	4/03/14	2,578
CLP	129,488,040	USD	229,083	BNP Paribas S.A.	4/03/14	6,971
CLP	372,781,430	USD	655,498	BNP Paribas S.A.	4/03/14	24,076
CLP	1,268,157,300	USD	2,250,501	Credit Suisse International	4/03/14	61,326
CLP	3,565,897,460	USD	6,427,936	Deutsche Bank AG	4/03/14	72,628
CLP	129,674,880	USD	231,993	UBS AG	4/03/14	4,402
COP	1,192,842,790	USD	579,472	BNP Paribas S.A.	4/03/14	25,321
COP	4,919,233,780	USD	2,409,617	BNP Paribas S.A.	4/03/14	84,525
COP	97,355,050	USD	47,554	Citibank N.A.	4/03/14	1,807
COP	21,708,551,820	USD	10,975,001	Citibank N.A.	4/03/14	31,634
COP	19,714,504,730	USD	9,640,345	UBS AG	4/03/14	355,272

2	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	23,209,990	USD	1,164,505	Barclays Bank PLC	4/03/14	$305
CZK	96,484,940	USD	4,825,634	BNP Paribas S.A.	4/03/14	16,532
CZK	21,820,890	USD	1,108,994	UBS AG	4/03/14	(13,896)
EUR	293,410	USD	406,183	Citibank N.A.	4/03/14	(1,968)
EUR	408,830	USD	562,623	Credit Suisse International	4/03/14	601
EUR	872,010	USD	1,203,168	Deutsche Bank AG	4/03/14	(1,845)
GBP	498,620	USD	825,073	Citibank N.A.	4/03/14	6,178
GBP	684,540	USD	1,128,860	JPMorgan Chase Bank N.A.	4/03/14	12,339
GBP	461,730	USD	763,106	UBS AG	4/03/14	6,646
HUF	975,069,520	USD	4,273,532	Bank of America N.A.	4/03/14	96,903
HUF	1,120,869,380	USD	4,977,284	Barclays Bank PLC	4/03/14	46,652
HUF	1,067,687,360	USD	4,707,263	BNP Paribas S.A.	4/03/14	78,301
HUF	1,280,732,640	USD	5,701,267	BNP Paribas S.A.	4/03/14	39,204
HUF	647,856,730	USD	2,873,342	JPMorgan Chase Bank N.A.	4/03/14	30,467
IDR	3,531,328,250	USD	306,805	Citibank N.A.	4/03/14	3,887
IDR	69,461,917,840	USD	5,929,314	Citibank N.A.	4/03/14	182,063
IDR	1,717,324,640	USD	149,985	Deutsche Bank AG	4/03/14	1,108
IDR	6,655,334,080	USD	582,524	Deutsche Bank AG	4/03/14	3,024
IDR	34,316,066,030	USD	3,018,124	Goldman Sachs International	4/03/14	1,062
IDR	11,801,543,980	USD	1,017,374	HSBC Bank PLC	4/03/14	20,945
INR	322,000,000	USD	5,139,665	Deutsche Bank AG	4/03/14	247,563
INR	64,142,760	USD	1,044,330	Deutsche Bank AG	4/03/14	28,812
INR	15,920,610	USD	254,648	HSBC Bank PLC	4/03/14	11,712
INR	124,370,660	USD	1,990,568	JPMorgan Chase Bank N.A.	4/03/14	90,218
INR	86,928,680	USD	1,440,886	UBS AG	4/03/14	13,476
JPY	140,683,600	USD	1,375,556	Citibank N.A.	4/03/14	(12,518)
JPY	191,385,340	USD	1,850,981	Credit Suisse International	4/03/14	3,289
JPY	800,000,000	USD	7,830,731	JPMorgan Chase Bank N.A.	4/03/14	(79,792)
KRW	937,948,650	USD	872,105	Deutsche Bank AG	4/03/14	8,921
KRW	1,240,985,200	USD	1,163,605	Deutsche Bank AG	4/03/14	2,066
KRW	5,112,912,590	USD	4,813,286	HSBC Bank PLC	4/03/14	(10,670)
MXN	8,951,480	USD	668,595	Bank of America N.A.	4/03/14	16,895
MXN	34,987,373	USD	2,642,119	BNP Paribas S.A.	4/03/14	37,156
MXN	81,306,100	USD	6,159,180	Citibank N.A.	4/03/14	67,105
MXN	53,193,300	USD	4,021,435	JPMorgan Chase Bank N.A.	4/03/14	52,019
MXN	72,029,550	USD	5,489,220	JPMorgan Chase Bank N.A.	4/03/14	26,682
MYR	7,629,210	USD	2,333,092	Citibank N.A.	4/03/14	2,714
MYR	989,300	USD	300,061	Deutsche Bank AG	4/03/14	2,830
MYR	11,178,420	USD	3,409,614	UBS AG	4/03/14	12,840
PEN	677,480	USD	240,403	Citibank N.A.	4/03/14	482
PEN	7,440,530	USD	2,645,992	Citibank N.A.	4/03/14	(433)
PEN	6,773,840	USD	2,398,669	Goldman Sachs International	4/03/14	9,842
PHP	51,867,550	USD	1,158,534	HSBC Bank PLC	4/03/14	(2,023)
PHP	107,944,750	USD	2,431,845	HSBC Bank PLC	4/03/14	(24,959)
PLN	27,529,890	USD	9,028,520	Citibank N.A.	4/03/14	74,122
PLN	16,224,370	USD	5,348,170	Deutsche Bank AG	4/03/14	16,349
PLN	33,515,500	USD	11,064,873	Deutsche Bank AG	4/03/14	16,886
PLN	520,300	USD	169,650	HSBC Bank PLC	4/03/14	2,385
PLN	17,341,940	USD	5,708,811	UBS AG	4/03/14	25,229

BLACKROCK FUNDS II	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	3,809,290	USD	1,162,432	BNP Paribas S.A.	4/03/14	$13,592
RON	10,951,060	USD	3,371,009	BNP Paribas S.A.	4/03/14	9,859
RON	11,798,230	USD	3,589,143	BNP Paribas S.A.	4/03/14	53,268
RON	11,230,770	USD	3,474,544	JPMorgan Chase Bank N.A.	4/03/14	(7,323)
RUB	11,656,220	USD	320,001	BNP Paribas S.A.	4/03/14	12,140
RUB	130,092,570	USD	3,664,579	BNP Paribas S.A.	4/03/14	42,374
RUB	294,473,490	USD	8,087,709	Citibank N.A.	4/03/14	303,236
RUB	329,264,720	USD	9,055,063	Credit Suisse International	4/03/14	327,249
RUB	20,682,920	USD	564,105	JPMorgan Chase Bank N.A.	4/03/14	25,249
RUB	25,415,270	USD	713,311	JPMorgan Chase Bank N.A.	4/03/14	10,890
THB	39,153,740	USD	1,203,990	BNP Paribas S.A.	4/03/14	2,809
THB	104,469,740	USD	3,205,773	Citibank N.A.	4/03/14	14,199
THB	111,325,820	USD	3,432,274	Citibank N.A.	4/03/14	(984)
THB	10,710,110	USD	331,139	HSBC Bank PLC	4/03/14	(1,032)
TRY	7,521,850	USD	3,344,089	Credit Suisse International	4/03/14	167,975
TRY	1,210,510	USD	538,963	JPMorgan Chase Bank N.A.	4/03/14	26,243
TRY	5,089,560	USD	2,272,060	JPMorgan Chase Bank N.A.	4/03/14	104,331
TRY	9,483,940	USD	4,304,531	JPMorgan Chase Bank N.A.	4/03/14	123,662
TRY	13,859,320	USD	6,255,871	Royal Bank of Scotland PLC	4/03/14	215,252
USD	1,198,711	AUD	1,331,500	Deutsche Bank AG	4/03/14	(35,872)
USD	2,621,567	BRL	6,161,730	BNP Paribas S.A.	4/03/14	(91,926)
USD	21,957,472	BRL	53,060,230	Citibank N.A.	4/03/14	(1,409,104)
USD	2,818,372	BRL	6,660,940	Deutsche Bank AG	4/03/14	(114,962)
USD	4,541,372	BRL	10,824,360	JPMorgan Chase Bank N.A.	4/03/14	(225,442)
USD	118,746	CHF	105,720	HSBC Bank PLC	4/03/14	(843)
USD	3,270,711	CHF	2,885,290	UBS AG	4/03/14	6,914
USD	3,594,389	CLP	1,977,093,880	BNP Paribas S.A.	4/03/14	(9,816)
USD	4,351,572	CLP	2,497,802,390	BNP Paribas S.A.	4/03/14	(201,875)
USD	191,430	CLP	107,966,650	Citibank N.A.	4/03/14	(5,391)
USD	1,623,883	CLP	928,130,350	Credit Suisse International	4/03/14	(68,081)
USD	13,308,061	COP	26,855,667,040	BNP Paribas S.A.	4/03/14	(308,256)
USD	113,341	COP	232,291,730	Citibank N.A.	4/03/14	(4,435)
USD	6,363,771	COP	12,549,355,630	Citibank N.A.	4/03/14	1,016
USD	3,988,613	COP	7,995,173,770	Credit Suisse International	4/03/14	(65,088)
USD	526,829	CZK	10,464,410	Barclays Bank PLC	4/03/14	1,665
USD	188,995	CZK	3,759,590	BNP Paribas S.A.	4/03/14	317
USD	303,636	CZK	6,080,260	BNP Paribas S.A.	4/03/14	(1,507)
USD	2,271,158	CZK	45,375,890	BNP Paribas S.A.	4/03/14	(6,064)
USD	53,432	CZK	1,055,310	JPMorgan Chase Bank N.A.	4/03/14	471
USD	3,774,003	CZK	74,780,360	JPMorgan Chase Bank N.A.	4/03/14	21,096
USD	427,061	EUR	311,320	Barclays Bank PLC	4/03/14	(1,828)
USD	1,329,612	EUR	961,220	Citibank N.A.	4/03/14	5,390
USD	412,058	EUR	301,710	HSBC Bank PLC	4/03/14	(3,592)
USD	903,000	GBP	542,830	BNP Paribas S.A.	4/03/14	(1,954)
USD	144,953	GBP	87,150	HSBC Bank PLC	4/03/14	(335)
USD	24,760	GBP	14,910	JPMorgan Chase Bank N.A.	4/03/14	(96)
USD	1,667,814	GBP	1,000,000	JPMorgan Chase Bank N.A.	4/03/14	711
USD	179,817	HUF	40,760,610	Barclays Bank PLC	4/03/14	(2,879)
USD	2,741,643	HUF	620,214,580	Barclays Bank PLC	4/03/14	(38,268)

4	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	92,196	HUF	20,684,140	BNP Paribas S.A.	4/03/14	$(514)
USD	1,094,341	HUF	247,310,120	BNP Paribas S.A.	4/03/14	(14,147)
USD	10,779,875	HUF	2,431,131,220	BNP Paribas S.A.	4/03/14	(116,887)
USD	2,313,438	HUF	523,623,550	Deutsche Bank AG	4/03/14	(33,536)
USD	5,299,704	HUF	1,208,491,410	JPMorgan Chase Bank N.A.	4/03/14	(116,969)
USD	90,286	IDR	1,036,034,740	Citibank N.A.	4/03/14	(866)
USD	115,663	IDR	1,306,991,680	Citibank N.A.	4/03/14	672
USD	1,638,818	IDR	19,087,313,990	Deutsche Bank AG	4/03/14	(40,516)
USD	3,318,514	IDR	38,793,429,530	Deutsche Bank AG	4/03/14	(94,598)
USD	5,439,443	IDR	62,308,818,760	Morgan Stanley & Co. International	4/03/14	(42,593)
USD	433,797	IDR	4,950,926,120	UBS AG	4/03/14	(1,794)
USD	40,060	INR	2,451,490	Citibank N.A.	4/03/14	(955)
USD	3,190,344	INR	191,994,920	Deutsche Bank AG	4/03/14	(21,831)
USD	528,001	INR	32,377,030	HSBC Bank PLC	4/03/14	(13,683)
USD	6,294,403	INR	386,539,270	UBS AG	4/03/14	(172,601)
USD	2,281,261	JPY	233,487,070	Bank of America N.A.	4/03/14	19,081
USD	62,058	JPY	6,303,340	BNP Paribas S.A.	4/03/14	987
USD	4,514,461	JPY	462,120,550	Goldman Sachs International	4/03/14	37,126
USD	4,225,147	JPY	430,157,980	HSBC Bank PLC	4/03/14	57,487
USD	2,516,394	KRW	2,692,541,590	Citibank N.A.	4/03/14	(12,740)
USD	3,696,135	KRW	3,984,063,700	Citibank N.A.	4/03/14	(46,140)
USD	568,510	KRW	615,241,150	JPMorgan Chase Bank N.A.	4/03/14	(9,393)
USD	296,807	MXN	3,959,870	BNP Paribas S.A.	4/03/14	(6,433)
USD	56,955	MXN	756,690	Citibank N.A.	4/03/14	(991)
USD	828,151	MXN	11,017,580	Citibank N.A.	4/03/14	(15,557)
USD	4,878,846	MXN	65,000,000	Citibank N.A.	4/03/14	(98,745)
USD	12,770,955	MXN	169,733,660	JPMorgan Chase Bank N.A.	4/03/14	(226,964)
USD	295,153	MYR	975,420	Barclays Bank PLC	4/03/14	(3,488)
USD	2,086,795	MYR	6,868,060	Deutsche Bank AG	4/03/14	(15,973)
USD	3,627,204	MYR	11,953,450	Deutsche Bank AG	4/03/14	(32,539)
USD	137,485	PEN	387,640	BNP Paribas S.A.	4/03/14	(344)
USD	1,145,048	PEN	3,225,600	BNP Paribas S.A.	4/03/14	(1,848)
USD	1,138,605	PEN	3,199,480	Citibank N.A.	4/03/14	996
USD	2,869,009	PEN	8,079,130	Credit Suisse International	4/03/14	(3,611)
USD	528,694	PHP	23,748,950	Deutsche Bank AG	4/03/14	(845)
USD	158,201	PHP	7,074,750	HSBC Bank PLC	4/03/14	453
USD	213,202	PHP	9,559,960	HSBC Bank PLC	4/03/14	39
USD	1,514,711	PHP	68,298,340	HSBC Bank PLC	4/03/14	(8,163)
USD	1,126,466	PHP	51,130,300	JPMorgan Chase Bank N.A.	4/03/14	(13,606)
USD	4,230,032	PLN	12,979,780	Bank of America N.A.	4/03/14	(61,678)
USD	7,410,558	PLN	22,572,930	Barclays Bank PLC	4/03/14	(53,087)
USD	1,799,093	PLN	5,501,560	BNP Paribas S.A.	4/03/14	(19,975)
USD	1,798,270	PLN	5,493,610	Citibank N.A.	4/03/14	(18,169)
USD	3,562,402	PLN	10,870,670	Goldman Sachs International	4/03/14	(31,939)
USD	5,515,025	PLN	16,819,040	JPMorgan Chase Bank N.A.	4/03/14	(46,120)
USD	6,887,714	PLN	20,894,410	JPMorgan Chase Bank N.A.	4/03/14	(20,935)
USD	211,354	RON	698,880	BNP Paribas S.A.	4/03/14	(4,408)
USD	1,306,408	RON	4,314,020	BNP Paribas S.A.	4/03/14	(25,439)
USD	2,323,616	RON	7,591,260	BNP Paribas S.A.	4/03/14	(19,997)

BLACKROCK FUNDS II	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,775,799	RON	25,185,190	BNP Paribas S.A.	4/03/14	$496
USD	4,279,357	RUB	155,875,590	Barclays Bank PLC	4/03/14	(162,277)
USD	2,561,708	RUB	92,964,380	BNP Paribas S.A.	4/03/14	(87,288)
USD	586,407	RUB	21,579,770	Citibank N.A.	4/03/14	(28,503)
USD	6,333,961	RUB	232,076,340	JPMorgan Chase Bank N.A.	4/03/14	(278,993)
USD	8,735,353	RUB	309,089,110	JPMorgan Chase Bank N.A.	4/03/14	(72,060)
USD	3,449,932	THB	112,864,530	Goldman Sachs International	4/03/14	(28,785)
USD	2,412,367	THB	78,631,090	HSBC Bank PLC	4/03/14	(11,205)
USD	2,288,759	THB	74,163,790	UBS AG	4/03/14	2,878
USD	5,828,983	TRY	13,153,070	Credit Suisse International	4/03/14	(312,382)
USD	2,204,350	TRY	4,905,340	Goldman Sachs International	4/03/14	(86,026)
USD	3,972,193	TRY	8,959,890	JPMorgan Chase Bank N.A.	4/03/14	(211,313)
USD	4,513,152	TRY	10,146,880	Royal Bank of Scotland PLC	4/03/14	(224,577)
USD	3,938,871	ZAR	42,855,310	Barclays Bank PLC	4/03/14	(129,858)
USD	3,598,850	ZAR	38,684,040	Goldman Sachs International	4/03/14	(73,854)
USD	2,057,554	ZAR	22,436,020	UBS AG	4/03/14	(72,546)
USD	3,501,277	ZAR	37,720,900	UBS AG	4/03/14	(79,986)
ZAR	30,120,960	USD	2,749,542	Bank of America N.A.	4/03/14	110,174
ZAR	106,575,220	USD	9,955,649	Bank of America N.A.	4/03/14	162,716
ZAR	1,045,450	USD	97,189	BNP Paribas S.A.	4/03/14	2,067
ZAR	2,207,650	USD	201,978	Citibank N.A.	4/03/14	7,619
ZAR	1,746,990	USD	160,994	HSBC Bank PLC	4/03/14	4,867
ARS	3,000,000	USD	404,313	Citibank N.A.	4/08/14	(31,466)
ARS	4,000,000	USD	541,162	BNP Paribas S.A.	4/16/14	(46,810)
COP	136,506,230	USD	69,187	BNP Paribas S.A.	5/12/14	(168)
COP	12,549,355,630	USD	6,346,071	Citibank N.A.	5/12/14	(930)
CZK	10,464,410	USD	526,958	Barclays Bank PLC	5/12/14	(1,679)
CZK	74,410	USD	3,732	BNP Paribas S.A.	5/12/14	3
HUF	620,214,580	USD	2,735,935	Barclays Bank PLC	5/12/14	37,627
HUF	78,658,450	USD	348,902	BNP Paribas S.A.	5/12/14	2,854
IDR	51,011,029,800	USD	4,447,343	Citibank N.A.	5/12/14	9,481
INR	273,956,820	USD	4,506,239	Citibank N.A.	5/12/14	31,686
INR	191,994,920	USD	3,165,882	Deutsche Bank AG	5/12/14	14,395
JPY	233,487,070	USD	2,281,716	Bank of America N.A.	5/12/14	(19,057)
JPY	233,881,700	USD	2,274,072	Citibank N.A.	5/12/14	(7,589)
MXN	11,996,300	USD	914,201	Citibank N.A.	5/12/14	1,668
PHP	169,370	USD	3,784	Citibank N.A.	5/12/14	(11)
PHP	23,748,950	USD	527,813	Deutsche Bank AG	5/12/14	1,225
PLN	763,590	USD	250,859	Barclays Bank PLC	5/12/14	984
RON	238,720	USD	73,418	Barclays Bank PLC	5/12/14	126
RON	25,185,190	USD	7,760,943	BNP Paribas S.A.	5/12/14	(1,906)
USD	7,705	AUD	8,350	BNP Paribas S.A.	5/12/14	(17)
USD	769,250	AUD	835,930	Westpac Banking Corp.	5/12/14	(3,748)
USD	704,661	BRL	1,611,700	BNP Paribas S.A.	5/12/14	2,165
USD	13,528,721	BRL	31,573,330	Citibank N.A.	5/12/14	(233,218)
USD	74,847	CLP	41,375,230	BNP Paribas S.A.	5/12/14	(268)
USD	6,402,545	CLP	3,565,897,460	Deutsche Bank AG	5/12/14	(71,147)
USD	5,652	EUR	4,110	BNP Paribas S.A.	5/12/14	(10)
USD	1,203,088	EUR	872,010	Deutsche Bank AG	5/12/14	1,860

6	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,855	GBP	3,520	BNP Paribas S.A.	5/12/14	$(11)
USD	762,881	GBP	461,730	UBS AG	5/12/14	(6,648)
USD	264,010	IDR	2,997,829,630	Citibank N.A.	5/12/14	2,090
USD	579,481	IDR	6,655,334,080	Deutsche Bank AG	5/12/14	(1,995)
USD	262,654	INR	15,827,550	Citibank N.A.	5/12/14	481
USD	5,958	KRW	6,371,010	Citibank N.A.	5/12/14	(15)
USD	870,413	KRW	937,948,650	Deutsche Bank AG	5/12/14	(8,878)
USD	5,472,746	MXN	72,029,550	JPMorgan Chase Bank N.A.	5/12/14	(26,419)
USD	299,362	MYR	989,300	Deutsche Bank AG	5/12/14	(2,689)
USD	34,987	PEN	98,960	BNP Paribas S.A.	5/12/14	(16)
USD	2,630,557	PEN	7,440,530	Citibank N.A.	5/12/14	(1,172)
USD	11,037,452	PLN	33,515,500	Deutsche Bank AG	5/12/14	(16,431)
USD	407,941	RUB	14,706,610	Barclays Bank PLC	5/12/14	(7,228)
USD	3,631,081	RUB	130,092,570	BNP Paribas S.A.	5/12/14	(41,443)
USD	29,264	THB	952,250	Barclays Bank PLC	5/12/14	(35)
USD	3,198,902	THB	104,469,740	Citibank N.A.	5/12/14	(15,453)
USD	473,165	TRY	1,050,010	Citibank N.A.	5/12/14	(11,251)
USD	6,180,001	TRY	13,859,320	Royal Bank of Scotland PLC	5/12/14	(213,919)
USD	9,894,461	ZAR	106,575,220	Bank of America N.A.	5/12/14	(162,803)
USD	482,258	ZAR	5,139,240	UBS AG	5/12/14	(2,721)
ARS	7,500,000	USD	899,281	Citibank N.A.	6/16/14	(15,350)

Total						$(2,197,547)

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.81%[1]	3-month LIBOR	Chicago Mercantile	1/10/19	USD	10,700	$(75,541)
1.79%[1]	3-month LIBOR	Chicago Mercantile	3/24/19	USD	20,000	4,299
3.07%[1]	3-month LIBOR	Chicago Mercantile	1/10/24	USD	5,800	(167,607)
2.88%[1]	3-month LIBOR	Chicago Mercantile	3/24/24	USD	10,500	(42,731)

Total						$(281,580)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps - buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.EM Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	USD	19,000	$(1,668,417)	$(1,324,085)	$(344,332)
Federative Republic of Brazil	1.00%	Citibank N.A.	3/20/19	USD	2,500	68,456	119,317	(50,861)
Republic of Colombia	1.00%	Citibank N.A.	3/20/19	USD	2,500	1,307	35,375	(34,068)
Russian Federation	1.00%	Goldman Sachs Bank USA	3/20/19	USD	5,000	297,558	214,204	83,354
CDX.EM Series 21 Version 1	5.00%	Citibank N.A.	6/20/19	USD	19,000	(1,796,767)	(1,469,846)	(326,921)

Total						$(3,097,863)	$(2,425,035)	$(672,828)

BLACKROCK FUNDS II	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3.03%[1]	6-month WIBOR	JPMorgan Chase Bank N.A.	1/14/16	PLN	82,000	$(48,122)	–	$(48,122)
4.38%[1]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	1/20/16	MXN	369,600	(104,831)	$472	(105,303)
4.10%[1]	6-month BUBOR	Goldman Sachs Bank USA	1/07/19	HUF	2,800,000	(60,361)	–	(60,361)
5.23%[2]	6-month BUBOR	Goldman Sachs Bank USA	1/07/24	HUF	1,550,000	218,453	–	218,453
6.85%[2]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	1/10/24	MXN	97,300	172,514	(625)	173,139
4.29%[2]	6-month WIBOR	JPMorgan Chase Bank N.A.	1/14/24	PLN	9,700	98,180	–	98,180

Total						$275,833	$(153)	$275,986

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Foreign Agency Obligations	–	$11,725,292	–	$11,725,292
Foreign Government Obligations	–	70,661,575	–	70,661,575
U.S. Treasury Obligations	–	4,062,470	–	4,062,470
Short-Term Securities	$1,316,072	–	–	1,316,072

Total	$1,316,072	$86,449,337	–	$87,765,409

8	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$83,354	–	$83,354
Foreign currency exchange contracts	–	4,852,285	–	4,852,285
Interest rate contracts	–	494,071	–	494,071
Liabilities:
Credit contracts	–	(756,182)	–	(756,182)
Foreign currency exchange contracts	–	(7,049,832)	–	(7,049,832)
Interest rate contracts	–	(499,665)	–	(499,665)

Total	–	$(2,875,969)	–	$(2,875,969)

[1]

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$102	–	–	$102
Foreign currency at value	221,010	–	–	221,010
Cash pledged as collateral for OTC derivatives	3,400,000	–	–	3,400,000
Cash pledged as collateral for centrally cleared swaps	875,000	–	–	875,000
Liabilities:
Cash received as collateral for OTC derivatives	–	$(600,000)	–	(600,000)

Total	$4,496,112	$(600,000)	–	$3,896,112

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK FUNDS II	MARCH 31, 2014	9

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

France – 0.3%
Driver France FCT, Series 2013-1, Class B, 1.04%, 10/21/20 (a)	EUR	200	$276,302

Germany – 0.7%
SC Germany Auto, Series 2013-2, Class A, 0.72%, 3/12/23 (a)		382	527,189
Volkswagen Car Lease, Series 18, Class B, 0.91%, 7/21/19 (a)		100	138,085

			665,274

Italy – 0.3%
Berica PMI SRL, Series 2013-1, Class A1X, 2.69%, 5/31/57 (a)		200	277,899

Luxembourg – 1.9%
Bumper 2 SA, Series 2011-2, Class A, 1.49%, 2/23/23 (a)		407	563,751
E-Carat SA, Series 2014-1, Class A, 0.63%, 9/18/21 (a)		121	166,786
Red and Black Auto Lease Germany 1 SA, Series 1, Class A, 0.91%, 4/15/24		500	688,661
Volkswagen Car Lease, Series 19, Class A, 0.59%, 11/01/19 (a)		193	265,069

			1,684,267

Netherlands – 0.2%
HIGHWAY BV, Series 2012-1, Class A, 1.34%, 3/26/24 (a)		116	159,738

Portugal – 1.1%
Atlantes, Series 6, Class A, 2.71%, 3/20/33 (a)		256	356,254
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.27%, 12/28/43 (a)		475	658,008

			1,014,262

United Kingdom – 0.7%
Bumper 5 UK Finance PLC, Series 2012-5, Class A2, 1.88%, 6/20/22 (a)	GBP	152	254,653
E-CARAT PLC, Series 2, Class A, 1.03%, 10/18/21 (a)		175	292,390
Turbo Finance 2 PLC, Series 2012-1, Class A, 1.88%, 2/20/19 (a)		34	57,488

			604,531

United States – 2.9%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (a)		500	838,915
SLM Student Loan Trust, Series 2003-10, 5.15%, 12/15/39		1,150	1,832,853

			2,671,768

Total Asset-Backed Securities – 8.1%			7,354,041

Capital Trusts	Par (000)		Value

France – 0.2%
Electricite de France, 5.00% (a)(b)	EUR	100	142,388

Germany – 0.9%
EnBW Energie Baden-Wuerttemberg AG, 3.63% (a)(b)		195	262,934
Volkswagen International Finance NV, 4.63% (a)(b)		410	568,366

			831,300

Capital Trusts	Par (000)		Value

Switzerland – 0.6%
Swiss Reinsurance Co via ELM BV, 5.25% (a)(b)	EUR	400	$576,825

United Kingdom – 0.8%
Legal & General Group PLC, 5.88% (a)(b)	GBP	380	673,614

United States – 0.3%
JPMorgan Chase & Co., Series S, 6.75% (a)(b)	USD	263	276,807

Total Capital Trusts – 2.8%			2,500,934

Corporate Bonds	Par (000)		Value

Brazil – 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (c)		166	172,605

China – 0.7%
Bao-trans Enterprises Ltd., 3.75%, 12/12/18		349	346,352
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		253	253,301

			599,653

Denmark – 0.0%
Nykredit Realkredit A/S, 1.30%, 10/01/38 (a)	DKK	5	956

Finland – 0.7%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	685	643,045

France – 0.5%
BNP Paribas SA, 2.88%, 3/20/26 (a)	EUR	340	466,910

Indonesia – 0.4%
Perusahaan Penerbit SBSN:
6.13%, 3/15/19		200	218,500
6.13%, 3/15/19 (c)	USD	88	96,140

			314,640

Ireland – 1.2%
Bank of Ireland Mortgage Bank:
1.88%, 5/13/17	EUR	325	455,560
1.75%, 3/19/19		205	284,676
DEPFA ACS Bank, 1.65%, 12/20/16	JPY	40,000	386,865

			1,127,101

Philippines – 6.8%
Asian Development Bank, 2.35%, 6/21/27	JPY	540,000	6,131,881

Switzerland – 0.4%
UBS AG, 4.75%, 2/12/26 (a)	EUR	235	332,193

United Kingdom – 1.3%
Abbey National Treasury Services PLC, 0.82%, 1/20/17 (a)	GBP	380	633,323
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (c)	USD	490	548,320

			1,181,643

United States – 2.7%
Comcast Corp., 4.75%, 3/01/44		170	172,556
QVC, Inc., 4.85%, 4/01/24 (c)		430	435,614
Verizon Communications, Inc.:
4.50%, 9/15/20		167	181,369
5.15%, 9/15/23		657	718,968
3.25%, 2/17/26	EUR	130	184,987
6.55%, 9/15/43	USD	514	625,505

10	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Wells Fargo & Co., 5.38%, 11/02/43	USD	130	$136,941

			2,455,940

Total Corporate Bonds – 14.9%			13,426,567

Foreign Agency Obligations	Par (000)		Value

Brazil – 0.8%
Banco Nacional de Desenvolvimento Economicoe Social, 5.75%, 9/26/23 (c)		277	289,465
Petrobras International Finance Co., 5.75%, 1/20/20		450	469,721

			759,186

China – 0.4%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (c)		354	360,182

Germany – 0.6%
FMS Wertmanagement AoeR, 1.13%, 12/07/16	GBP	300	497,761

Ireland – 0.2%
ESB Finance Ltd., 3.49%, 1/12/24	EUR	130	190,482

Russia – 0.8%
Gazprom Oao Via Gaz Capital SA, 3.39%, 3/20/20		540	729,056

South Korea – 1.0%
Export-Import Bank of Korea, 2.00%, 4/30/20		550	751,725
The Korea Development Bank, 1.50%, 5/30/18		124	170,064

			921,789

Spain – 0.4%
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	410	382,992

United Arab Emirates – 0.4%
Emirates Airline, 4.50%, 2/06/25	USD	330	318,450

Total Foreign Agency Obligations – 4.6%			4,159,898

Foreign Government Obligations	Par (000)		Value

Australia – 7.3%
Commonwealth of Australia, 5.75%, 7/15/22	AUD	10	10,463
New South Wales Treasury Corp., 2.75%, 11/20/25		895	1,056,664
Queensland Treasury Corp., 6.00%, 9/14/17		5,505	5,554,380

			6,621,507

Austria – 2.0%
Republic of Austria, 1.75%, 10/20/23 (c)	EUR	1,320	1,806,687

Canada – 1.3%
Canada Housing Trust No. 1, 2.40%, 12/15/22 (c)	CAD	865	763,352
Canadian Government Bond, 3.50%, 12/01/45		390	391,623

			1,154,975

Denmark – 0.7%
Kingdom of Denmark, 1.50%, 11/15/23	DKK	3,560	649,982

France – 2.5%
Republic of France, 4.00%, 10/25/38	EUR	1,406	2,282,274

Ireland – 0.5%
Republic of Ireland, 5.40%, 3/13/25		285	471,035

Foreign Government Obligations	Par (000)		Value

Italy – 10.6%
Buoni Poliennali Del Tesoro:
2.15%, 11/12/17	EUR	2,290	$3,231,843
4.50%, 2/01/20		715	1,107,266
4.25%, 3/01/20		1,905	2,913,204
5.50%, 11/01/22		170	276,883
4.50%, 5/01/23		165	251,515
5.00%, 8/01/39		195	304,730
5.00%, 9/01/40		450	699,175
4.75%, 9/01/44 (c)		550	818,753

			9,603,369

Japan – 15.5%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	628,000	6,317,474
Government of Japan (20 Year), Series 130, 1.80%, 9/20/31		537,650	5,624,491
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		30,350	337,140
Series 27, 2.50%, 9/20/37		92,300	1,043,521
Government of Japan CPI Linked Bond (10 Year), Series 17, 0.10%, 9/10/23		66,300	696,724

			14,019,350

Mexico – 0.7%
United Mexican States, 8.50%, 11/18/38	MXN	7,000	622,155

Netherlands – 1.8%
Kingdom of the Netherlands, 1.75%, 7/15/23 (c)	EUR	1,195	1,647,100

Slovenia – 3.0%
Republic of Slovenia:
4.38%, 4/02/14		420	578,616
0.00%, 10/16/14 (d)		830	1,137,676
4.75%, 5/10/18	USD	170	181,691
4.13%, 2/18/19 (c)		130	134,420
5.85%, 5/10/23		460	503,999
5.25%, 2/18/24 (c)		130	134,917

			2,671,319

South Africa – 0.6%
Republic of South Africa, 6.50%, 2/28/41	ZAR	6,787	483,277

Spain – 4.3%
Kingdom of Spain:
5.50%, 4/30/21	EUR	350	572,878
5.40%, 1/31/23 (c)		260	422,676
4.40%, 10/31/23 (c)		915	1,387,154
4.80%, 1/31/24		470	734,404
4.20%, 1/31/37		340	479,523
4.70%, 7/30/41		195	292,171

			3,888,806

United Kingdom – 3.7%
United Kingdom Gilt:
4.50%, 12/07/42	GBP	1,569	3,102,138
3.25%, 1/22/44		165	261,668

			3,363,806

Total Foreign Government Obligations – 54.5%			49,285,642

BLACKROCK FUNDS II	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.3%
Netherlands – 0.5%
Storm BV, Series 2010-1, Class A1, 1.11%, 3/22/52 (a)	EUR	327	$451,511

United Kingdom – 0.9%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.94%, 5/17/60 (a)(c)	USD	578	584,907
Holmes Master Issuer PLC, Series 2010-1A, Class A2, 1.64%, 10/15/54 (a)(c)		243	243,019

			827,926

United States – 0.9%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.89%, 11/25/34 (a)		414	410,214
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.85%, 1/25/35 (a)		368	369,585

			779,799

Commercial Mortgage-Backed Securities – 0.8%
Ireland – 0.5%
German Residential Funding Ltd., Series 2013-2, Class E, 4.04%, 11/27/24 (a)	EUR	152	212,601
German Residential Funding PLC, Series 2013-1, Class D, 3.79%, 8/27/24 (a)		208	297,900

			510,501

United Kingdom – 0.3%
Taurus CMBS PLC, Series 2013-GMF1, Class D, 3.04%, 5/21/24 (a)		193	267,891

Total Non-Agency Mortgage-Backed Securities – 3.1%			2,837,628

Taxable Municipal Bonds	Par (000)		Value

California Health Facilities Financing Authority RB, 5.00%, 8/15/52	USD	200	$205,872
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (c)		210	198,528
Central Plains Energy Project RB, 5.00%, 9/01/42		160	162,629
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/45		360	362,596
Virginia Small Business Financing Authority RB, 5.50%, 1/01/42		140	142,962

Total Taxable Municipal Bonds – 1.2%			1,072,587

Total Long-Term Investments (Cost – $81,222,430) – 89.2%			80,637,297

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		2,949,145	2,949,145

Total Short-Term Securities (Cost – $2,949,145) – 3.2%			2,949,145

Options Purchased			Value

(Cost – $277,550) – 0.2%			187,601

Total Investments Before Options Written (Cost – $84,449,125) – 92.6%			83,774,043

Options Written			Value

(Premiums Received – $ 266,570) – (0.1)%			(109,750)

Total Investments Net of Options Written – 92.5%			83,664,293
Other Assets Less Liabilities – 7.5%			6,749,926

Net Assets – 100.0%			$90,414,219

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,535,686

Gross unrealized appreciation	$4,582,036
Gross unrealized depreciation	(5,343,679)

Net unrealized depreciation	$(761,643)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,157,106	(5,207,961)	2,949,145	$383

(f)	Represents the current yield as of report date.

12	BLACKROCK FUNDS II	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(3)	Australian Government Bonds (10 Year)	Sydney	June 2014	USD	321,479	$ (1,577)
(69)	Australian Government Bonds (3 Year)	Sydney	June 2014	USD	6,936,360	9,781
2	Canadian Government Bonds (10 Year)	Montreal	June 2014	USD	235,061	749
36	Euro-Bobl	Eurex	June 2014	USD	6,217,808	2,128
11	Euro-BTP Italian Government Bond	Eurex	June 2014	USD	1,844,421	29,657
(8)	Euro-Bund	Eurex	June 2014	USD	1,580,228	(2,239)
18	Euro-Buxl	Eurex	June 2014	USD	3,198,424	10,905
7	Japanese Government Bonds (10 Year)	Tokyo	June 2014	USD	9,808,070	(10,131)
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	133,219	1,096
(31)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	3,828,500	19,786
(6)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	1,317,375	1,703
(8)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	951,625	1,769
(7)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	1,011,281	(16,397)

Total						$ 47,230

—	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	200,371	JPY	20,590,000	Citibank N.A.	4/02/14	$ 883
CHF	777,000	USD	878,654	Citibank N.A.	4/08/14	312
CNY	710,000	USD	116,344	HSBC Bank PLC	4/08/14	(2,179)
CNY	12,790,000	USD	2,090,894	HSBC Bank PLC	4/08/14	(34,311)
EUR	850,000	USD	1,172,756	Bank of America N.A.	4/08/14	(1,768)
EUR	106,000	USD	145,961	Deutsche Bank AG	4/08/14	68
EUR	262,000	USD	360,160	HSBC Bank PLC	4/08/14	780
EUR	2,154,000	USD	2,961,011	HSBC Bank PLC	4/08/14	6,410
EUR	1,083,000	USD	1,489,970	The Bank of New York Mellon	4/08/14	2,006
GBP	388,000	USD	647,106	Deutsche Bank AG	4/08/14	(294)
GBP	824,000	USD	1,379,203	Deutsche Bank AG	4/08/14	(5,560)
GBP	445,000	USD	742,029	HSBC Bank PLC	4/08/14	(194)
HUF	38,900,000	USD	171,228	Citibank N.A.	4/08/14	3,075
JPY	44,000,000	USD	429,725	Citibank N.A.	4/08/14	(3,412)
JPY	500,000,000	USD	4,891,439	Goldman Sachs Bank USA	4/08/14	(46,970)
JPY	237,999,129	USD	2,312,000	The Bank of New York Mellon	4/08/14	(6,041)
USD	116,625	CAD	129,000	Citibank N.A.	4/08/14	(43)
USD	110,326	CHF	98,000	UBS AG	4/08/14	(535)
USD	2,841,446	CHF	2,524,000	UBS AG	4/08/14	(13,780)
USD	612,013	CNY	3,770,000	Citibank N.A.	4/08/14	5,812
USD	863,982	EUR	627,000	Citibank N.A.	4/08/14	207
USD	1,239,931	EUR	900,000	Citibank N.A.	4/08/14	62
USD	3,348,661	EUR	2,435,000	Citibank N.A.	4/08/14	(5,875)
USD	310,118	EUR	225,000	Deutsche Bank AG	4/08/14	151
USD	206,300	GBP	125,000	Citibank N.A.	4/08/14	(2,081)
USD	642,161	GBP	389,000	Citibank N.A.	4/08/14	(6,318)
USD	698,733	GBP	420,000	Citibank N.A.	4/08/14	(1,425)
USD	321,437	HUF	73,100,000	Deutsche Bank AG	4/08/14	(6,110)
USD	365,867	HUF	83,600,000	JPMorgan Chase Bank N.A.	4/08/14	(8,728)
USD	415,000	JPY	42,816,380	Citibank N.A.	4/08/14	155
USD	80,389	JPY	8,200,000	JPMorgan Chase Bank N.A.	4/08/14	940
USD	1,400,934	JPY	142,900,000	JPMorgan Chase Bank N.A.	4/08/14	16,384
DKK	962,721	USD	177,978	Goldman Sachs Bank USA	4/14/14	(316)
GBP	173,000	USD	285,298	JPMorgan Chase Bank N.A.	4/14/14	3,088
USD	464,965	AUD	515,000	Deutsche Bank AG	4/14/14	(12,190)
USD	666,210	CAD	750,000	Deutsche Bank AG	4/14/14	(11,998)

BLACKROCK FUNDS II	MARCH 31, 2014	13

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	265,943	DKK	1,440,000	Deutsche Bank AG	4/14/14	$ 203
USD	2,261,441	GBP	1,370,000	Deutsche Bank AG	4/14/14	(22,308)
USD	95,885	ZAR	1,046,000	JPMorgan Chase Bank N.A.	4/14/14	(3,256)
CAD	154,856	USD	140,000	BNP Paribas S.A.	4/22/14	7
CHF	410,142	USD	451,692	Barclays Bank PLC	4/22/14	12,326
DKK	1,379,313	USD	251,348	Deutsche Bank AG	4/22/14	3,207
DKK	765,000	USD	141,414	Goldman Sachs Bank USA	4/22/14	(232)
JPY	42,635,000	USD	417,258	BNP Paribas S.A.	4/22/14	(4,138)
JPY	14,425,000	USD	141,126	Citibank N.A.	4/22/14	(1,353)
MXN	11,433,000	USD	855,059	Barclays Bank PLC	4/22/14	19,178
NOK	2,476,000	USD	400,118	Royal Bank of Canada	4/22/14	13,039
NZD	626,000	USD	531,987	UBS AG	4/22/14	10,307
PLN	4,149,000	USD	1,358,436	Royal Bank of Scotland PLC	4/22/14	11,737
SEK	6,749,000	USD	1,045,085	Deutsche Bank AG	4/22/14	(2,692)
SGD	861,000	USD	673,179	Royal Bank of Scotland PLC	4/22/14	11,303
USD	6,478,308	AUD	7,312,000	Barclays Bank PLC	4/22/14	(292,647)
USD	142,224	AUD	160,000	Deutsche Bank AG	4/22/14	(5,937)
USD	320,778	CAD	352,000	Barclays Bank PLC	4/22/14	2,531
USD	139,386	CAD	154,856	BNP Paribas S.A.	4/22/14	(620)
USD	138,652	DKK	765,000	Goldman Sachs Bank USA	4/22/14	(2,530)
USD	138,380	JPY	14,425,000	Citibank N.A.	4/22/14	(1,394)
USD	265,496	MXN	3,530,000	Barclays Bank PLC	4/22/14	(4,430)
USD	208,646	MXN	2,800,000	Morgan Stanley Capital Services LLC	4/22/14	(5,459)
USD	518,602	NZD	626,000	UBS AG	4/22/14	(23,692)
USD	196,477	PLN	600,000	Royal Bank of Scotland PLC	4/22/14	(1,668)
USD	327,351	PLN	1,000,000	Royal Bank of Scotland PLC	4/22/14	(2,891)
USD	199,568	SEK	1,280,000	Deutsche Bank AG	4/22/14	1,870
USD	208,085	SEK	1,360,000	Royal Bank of Scotland PLC	4/22/14	(1,969)
USD	137,975	SGD	175,000	Royal Bank of Canada	4/22/14	(1,147)
USD	131,145	ZAR	1,440,000	Deutsche Bank AG	4/22/14	(5,173)
ZAR	2,719,000	USD	247,594	Deutsche Bank AG	4/22/14	9,800
MYR	2,874,298	USD	862,531	UBS AG	5/12/14	15,042
USD	198,377	MYR	660,000	UBS AG	5/12/14	(3,133)

Total						$(405,914)

—	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	6,100	$187,601

—	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	12,200	$(109,750)

BLACKROCK FUNDS II	MARCH 31, 2014	14

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	OTC credit default swaps - buy protection outstanding as of March 31, 2014 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation

iTraxx Financials Series 20
Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	2,660	$(31,452)	$(18,228)	$(13,224)
iTraxx Financials Series 20
Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	2,585	(30,565)	(13,307)	(17,258)
iTraxx Financials Series 20
Version 1	1.00%	Citibank N.A.	12/20/18	EUR	2,405	(28,437)	9,560	(37,997)

Total						$(90,454)	$(21,975)	$(68,479

—	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

11.74%[1]	1-day Overnight Brazil Interbank Deposit Rate	Bank of America N.A.	1/04/16	BRL	1,810	$ 1,362	$ (88)	$ 1,450
12.20%[1]	1-day Overnight Brazil Interbank Deposit Rate	Bank of America N.A.	1/04/16	BRL	1,109	2,223	(105)	2,328
3.63%[2]	6-month WIBOR	Deutsche Bank AG	3/27/19	PLN	1,420	(1,175)	–	(1,175)
5.13%[2]	6-month BUBOR	Bank of America N.A.	11/06/23	HUF	44,430	(5,302)	–	(5,302)
5.54%[2]	6-month BUBOR	Barclays Bank PLC	12/09/23	HUF	46,033	(11,937)	–	(11,937)

Total						$(14,829)	$(193)	$(14,636)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob- servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	MARCH 31, 2014	15

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$7,354,041	–	$7,354,041
Capital Trusts	–	2,500,934	–	2,500,934
Corporate Bonds	–	13,426,567	–	13,426,567
Foreign Agency Obligations	–	4,159,898	–	4,159,898
Foreign Government Obligations	–	49,285,642	–	49,285,642
Non-Agency Mortgage-Backed Securities	–	2,837,628	–	2,837,628
Taxable Municipal Bonds	–	1,072,587	–	1,072,587
Short-Term Securities	$2,949,145	–	–	2,949,145
Options Purchased:
Interest Rate Contracts	–	187,601	–	187,601

Total	$2,949,145	$80,824,898	–	$83,774,043

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$150,883	–	$150,883
Interest rate contracts	$77,574	3,778	–	81,352
Liabilities:
Credit contracts	–	(68,479)	–	(68,479)
Foreign currency exchange contracts	–	(556,797)	–	(556,797)
Interest rate contracts	(30,344)	(128,164)	–	(158,508)

Total	$47,230	$(598,779)	–	$(551,549)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$93,832	–	–	$93,832
Foreign currency at value	3,600,413	–	–	3,600,413
Cash pledged for financial futures contracts	437,000	–	–	437,000
Liabilities:
Cash received as collateral for OTC derivatives	–	$(100,000)	–	(100,000)

Total	$4,131,245	$(100,000)	–	$4,031,245

There were no transfers between levels during the period ended March 31, 2014.

16	BLACKROCK FUNDS II	MARCH 31, 2014

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments March 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Cayman Islands – 4.0%
ACAS CLO Ltd.:
Series 2012-1A, Class D, 5.10%, 9/20/23 (a)(b)	USD	3,465	$3,473,663
Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)		2,000	1,970,000
Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)		1,000	970,000
ALM Loan Funding, Series 2012-7A, Class C, 4.74%, 10/19/24 (a)(b)		1,125	1,128,488
ALM V Ltd., Series 2012-5A, Class D, 5.74%, 2/13/23 (a)(b)		1,205	1,197,623
ALM VI Ltd., Series 2012-6A, Class C, 4.98%, 6/14/23 (a)(b)		3,840	3,850,211
ALM VII Ltd.:
Series 2012-7A, Class A1, 1.66%, 10/19/24 (a)(b)		11,500	11,465,353
Series 2013-7R2A, Class B, 2.84%, 4/24/24 (a)(b)		9,260	9,087,204
ALM VIII Ltd.:
Series 2013-8A, Class A1A, 1.69%, 1/20/26 (a)(b)		15,620	15,581,768
Series 2013-8A, Class B, 2.99%, 1/20/26 (a)(b)		3,995	3,935,468
Series 2013-8A, Class C, 3.44%, 1/20/26 (a)(b)		6,775	6,426,452
Anchorage Capital CLO Ltd.:
Series 2014-3A, Class A2A, 2.48%, 4/28/26 (a)(b)		3,729	3,684,517
Series 2014-3A, Class C, 3.73%, 4/28/26 (a)(b)		3,451	3,283,656
Apidos CDO:
Series 2014-17A, Class A1A, 1.73%, 4/17/26 (a)(b)		8,705	8,696,295
Series 2014-17A, Class B, 3.08%, 4/17/26 (a)(b)		4,060	4,009,250
Apidos CDO IX, Series 2012-9A, Class C, 3.99%, 7/15/23 (a)(b)		6,440	6,464,413
Apidos CDO XVI:
Series 2013-16A, Class A1, 1.71%, 1/19/25 (a)(b)		12,910	12,838,995
Series 2013-16A, Class C, 3.51%, 1/19/25 (a)(b)		4,025	3,823,496
Series 2013-16A, Class D, 4.76%, 1/19/25 (a)(b)		1,810	1,640,599
ARES CLO Ltd.:
Series 2012-2A, Class B1, 2.99%, 10/12/23 (a)(b)		3,040	3,047,600
Series 2012-2A, Class C, 3.32%, 10/12/23 (a)(b)		2,000	2,002,200
Ares XXIII CLO Ltd., Series 2012-1A, Class A, 1.74%, 4/19/23 (a)(b)		4,500	4,499,994
Ares XXV CLO Ltd.:
Series 2012-3X, Class C, 3.39%, 1/17/24 (b)		2,925	2,924,978
Series 2012-3X, Class D, 4.89%, 1/17/24 (b)		2,500	2,507,068
Atlas Senior Loan Fund Ltd., Series 2013-2A, Class A3L, 2.94%, 2/17/26 (a)(b)		2,400	2,304,000
Atrium CDO Corp., Series 8A, Class D, 4.74%, 10/23/22 (a)(b)		11,135	11,165,531
Atrium IX, Series 9A, Class D, 3.74%, 2/28/24 (a)(b)		1,750	1,696,132
Avery Point CLO Ltd., Series 2013-3A, Class E, 5.24%, 1/18/25 (a)(b)		1,500	1,396,833
Babson CLO Ltd.:
Series 2012-2A, Class C, 4.49%, 5/15/23 (a)(b)		3,465	3,461,577

Asset-Backed Securities	Par (000)		Value

Cayman Islands (continued)
Series 2013-IIA, Class C, 3.49%, 1/18/25 (a)(b)	USD	1,750	$1,672,300
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.47%, 7/15/24 (a)(b)		3,210	3,156,782
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.49%, 1/20/26 (a)(b)		2,530	2,383,322
Benefit Street Partners CLO Ltd.:
Series 2012-IA, Class C, 4.74%, 10/15/23 (a)(b)		2,880	2,895,140
Series 2012-IA, Class D, 5.74%, 10/15/23 (a)(b)		3,000	2,962,500
Carlyle Global Market Strategies CLO Ltd.:
Series 2011-1A, Class E, 5.69%, 8/10/21 (a)(b)		2,750	2,702,136
Series 2012-2A, Class D, 4.94%, 7/20/23 (a)(b)		8,480	8,517,204
Series 2012-2A, Class E, 6.49%, 7/20/23 (a)(b)		5,000	5,023,863
Series 2012-4A, Class E, 5.74%, 1/20/25 (a)(b)		3,400	3,277,566
Series 2013-4A, Class C, 3.04%, 10/15/25 (a)(b)		4,970	4,894,705
Series 2014-1, Class C, 3.24%, 12/31/49 (a)(b)		8,300	8,314,940
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25 (a)(b)		1,000	965,455
Cent CLO Ltd., Series 2013-19A, Class A1A, 1.57%, 10/29/25 (a)(b)		13,005	12,867,132
CIFC Funding Ltd.:
Series 2012-3A, Class A2L, 2.49%, 1/29/25 (a)(b)		4,480	4,479,973
Series 2013-1A, Class C, 3.84%, 4/16/25 (a)(b)		1,700	1,651,152
Series 2014-1A, Class D, 3.41%, 4/18/25 (a)(b)		2,150	2,023,580
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.47%, 10/20/43 (a)(b)		2,853	2,768,086
Dryden Senior Loan Fund, Series 2014-31A, Class C, 3.09%, 4/18/26 (a)(b)		8,305	8,246,865
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class C, 5.24%, 7/17/23 (a)(b)		5,385	5,399,532
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.23%, 3/17/22 (a)(b)		14,850	14,850,000
Series 2012-4A, Class A1, 1.58%, 6/19/24 (a)(b)		4,790	4,778,360
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (a)(b)		1,000	973,114
Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		8,190	8,170,450
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class C, 4.24%, 4/20/23 (a)(b)		2,500	2,499,959
Series 2012-7A, Class D, 5.74%, 4/20/23 (a)(b)		5,000	4,884,150
Galaxy XII CLO Ltd., Series 2012-12A, Class B, 2.84%, 5/19/23 (a)(b)		4,845	4,851,056
Galaxy XV CLO Ltd., Series 2013- 15A, Class C, 2.84%, 4/15/25 (a)(b)		3,000	2,924,539
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 5.74%, 4/17/22 (a)(b)		7,000	6,964,369
Gramercy Park CLO Ltd., Series 2012-1X, Class D, 5.74%, 7/17/23 (b)		1,250	1,233,126

BLACKROCK FUNDS II	MARCH 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Cayman Islands (continued)
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)	USD	11,535	$11,476,171
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (a)(b)		1,000	955,042
Highbridge Loan Management Ltd., Series 2012-1A, Class B, 4.40%, 9/20/22 (a)(b)		3,000	3,006,326
ING IM CLO Ltd., Series 2012-2A, Class D, 4.79%, 10/15/22 (a)(b)		5,055	5,077,591
ING Investment Management CLO Ltd.:
Series 2012-2A, Class A, 1.77%, 10/15/22 (a)(b)		2,875	2,876,237
Series 2012-2A, Class C, 3.69%, 10/15/22 (a)(b)		5,000	5,009,650
Series 2012-3A, Class D, 4.99%, 10/15/22 (a)(b)		4,000	4,000,999
ING Investment Management Co.:
Series 2012-1RA, Class BR, 4.39%, 3/14/22 (a)(b)		6,000	5,975,151
Series 2012-1RA, Class DR, 6.49%, 3/14/22 (a)(b)		3,000	2,981,662
Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		13,545	13,539,300
Series 2013-3A, Class B, 2.94%, 1/18/26 (a)(b)		6,540	6,413,450
JFIN CLO Ltd., Series 2014-1A, Class B1, 2.23%, 4/21/25 (a)(b)		6,800	6,635,679
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		5,448	5,440,763
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		7,785	7,617,391
LCM XV LP, Series 15A, Class C, 3.39%, 9/21/21 (a)(b)		4,045	4,045,000
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.49%, 1/20/25 (a)(b)		3,415	3,428,493
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.76%, 10/23/25 (a)(b)		1,000	964,606
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.59%, 10/16/23 (a)(b)		2,143	2,141,221
Series 2012-1A, Class C, 3.69%, 10/16/23 (a)(b)		1,964	1,930,494
Series 2012-1X, Class D, 4.79%, 10/16/23 (b)		1,500	1,504,161
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.99%, 5/18/23 (a)(b)		1,000	997,218
Mountain Hawk CLO Ltd., Series 2013-2A, Class A1, 1.40%, 7/22/24 (a)(b)		10,005	9,821,558
Muir Woods CLO Ltd., Series 2012-1A, Class C, 3.98%, 9/14/23 (a)(b)		4,200	4,135,320
Neuberger Berman CLO Ltd.:
Series 2012-12A, Class C, 3.89%, 7/25/23 (a)(b)		10,000	10,016,471
Series 2012-12A, Class D, 5.74%, 7/25/23 (a)(b)		3,695	3,704,829
Oaktree CLO, Series 2014-1A, Class A2A, 2.29%, 2/13/25 (a)(b)		13,840	13,637,382
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.24%, 1/15/24 (a)(b)		1,000	1,002,873
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		41,205	41,205,000
Series 2014-1A, Class F, 5.73%, 4/15/26 (a)(b)		3,950	3,586,442
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		5,600	5,180,000

Asset-Backed Securities	Par (000)		Value

Cayman Islands (concluded)
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 4.99%, 1/19/25 (a)(b)	USD	1,250	$1,168,761
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.36%, 7/17/25 (a)(b)		8,330	8,162,532
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.57%, 10/25/25 (a)(b)		8,425	8,334,887
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class C, 3.94%, 12/16/24 (a)(b)		4,075	3,989,328
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.74%, 5/15/23 (a)(b)		5,510	5,524,798
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.66%, 11/20/23 (a)(b)		7,500	7,471,298
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class DR, 3.43%, 4/20/21 (a)(b)		2,920	2,922,336
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		10,470	10,365,300
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.57%, 1/22/25 (a)(b)		6,538	6,488,014
OZLM Funding Ltd., Series 2012-2X, Class B, 3.49%, 10/30/23 (b)		5,050	5,056,565
Palmer Square CLO Ltd., Series 2013-2A, Class A1A, 1.67%, 10/17/25 (a)(b)		10,000	9,929,130
Regatta Funding LP, Series 2013-2A, Class D, 5.74%, 1/15/25 (a)(b)		1,750	1,688,310
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.14%, 4/15/26 (a)(b)		2,405	2,217,242
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 1.65%, 1/21/26 (a)(b)		5,815	5,786,017
Series 2013-3A, Class B, 1.88%, 1/21/26 (a)(b)		3,395	3,254,235
Sudbury Mill CLO Ltd., Series 2013-1A, Class D, 3.74%, 1/17/26 (a)(b)		4,090	3,928,210
Symphony CLO VII Ltd., Series 2011-7A, Class B, 2.14%, 7/28/21 (a)(b)		6,130	6,078,739
Symphony CLO VIII LP, Series 2012-8A, Class B, 2.74%, 1/09/23 (a)(b)		9,825	9,780,788
Venture CDO Ltd., Series 2014-16A, Class A3L, 2.99%, 4/15/26 (a)(b)		4,250	4,148,831
Waterfront CLO Ltd., Series 2007-1A, Class B, 1.19%, 8/02/20 (a)(b)		6,295	5,978,317
West CLO Ltd., Series 2012-1A, Class C, 4.99%, 10/30/23 (a)(b)		2,938	2,954,055

			578,398,893

Ireland – 0.1%
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 0.00%, 7/08/27 (b)	EUR	10,810	14,847,796

Italy – 0.2%
Arianna SPV Srl:
Series 1, Class A, 3.60%, 10/20/30		17,800	25,441,884
Series 1, Class B, 1.00%, 10/20/30		2,800	4,023,889
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		3,211	4,462,044
Berica PMI, Series 1, Class A1X, 2.69%, 5/31/57 (b)		1,601	2,237,888

			36,165,705

Netherlands – 0.3%
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 5.39%, 1/15/24 (b)		5,820	4,271,972

18	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Netherlands (concluded)
North Westerly CLO BV, Series IV-X, Class A-1, 1.00%, 1/15/26 (b)	USD	13,800	$18,964,140
St. Pauls CLO, Series 4X, Class A1, 1.85%, 4/25/28 (b)		13,250	18,201,021

			41,437,133

Portugal – 0.6%
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.27%, 12/28/43 (b)		11,596	16,055,386
TAGUS - Sociedade de Titularizacao de Creditos SA/Volta Electricity Receivables, Series 1, Class SNR, 4.17%, 2/16/17		11,388	15,963,859
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.80%, 2/16/21		35,300	48,631,298

			80,650,543

Sweden – 0.1%
Bluestep Mortgage Securities No.2 Ltd., 3.22%, 11/10/55	SEK	71,002	10,982,741

United States – 7.7%
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.45%, 4/20/21 (a)(b)	USD	18,545	18,312,963
Ally Auto Receivables Trust, Series 2012-A, Class R, 0.00%, 10/15/18 (a)(d)		0 (c)	9,151,380
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,500	4,643,438
Series 2012-2, Class C, 2.64%, 10/10/17		2,575	2,646,240
Series 2012-3, Class C, 2.42%, 5/08/18		2,540	2,603,495
Series 2012-4, Class B, 1.31%, 11/08/17		1,675	1,685,955
Series 2012-4, Class C, 1.93%, 8/08/18		2,640	2,667,435
Series 2012-4, Class E, 3.82%, 2/10/20 (a)		10,900	11,144,672
Series 2013-1, Class C, 1.57%, 1/08/19		6,732	6,723,659
Series 2013-4, Class C, 2.72%, 9/09/19		2,100	2,148,369
Series 2013-4, Class D, 3.31%, 10/08/19		3,945	4,071,019
Series 2013-5, Class B, 1.52%, 1/08/19		3,965	3,943,696
Series 2013-5, Class C, 2.29%, 11/08/19		2,110	2,118,674
Series 2013-5, Class D, 2.86%, 12/08/19		15,784	15,989,239
Series 2014-1, Class C, 2.15%, 3/09/20		3,659	3,643,383
Series 2014-1, Class D, 2.54%, 6/08/20		4,370	4,349,540
Series 2014-1, Class E, 3.58%, 8/09/21		5,240	5,215,367
Bayview Opportunity Master Fund III Trust, Series 2013-7RPL, Class A, 4.46%, 11/28/18 (a)		26,708	26,908,290
BOAA_12-1: Cert, Series 2012-1, 0.00%, 3/15/19 (d)		15,938	2,168,231
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (b)	GBP	1,500	2,516,746
Carlyle High Yield Partners X Ltd., Series 2007-10A, Class D, 1.44%, 4/19/22 (a)(b)	USD	2,500	2,228,125
CarMax Auto Owner Trust:
Series 2013-4, Class B, 1.72%, 7/15/19		3,445	3,442,137
Series 2013-4, Class C, 1.95%, 9/16/19		1,605	1,603,209
Series 2013-4, Class D, 2.60%, 4/15/20		1,605	1,609,696
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.29%, 12/25/36 (b)		9,750	5,681,452

Asset-Backed Securities	Par (000)		Value

United States (continued)
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)	USD	4,820	$4,879,995
Series 2012-1A, Class C, 2.16%, 11/07/23 (a)(b)		1,495	1,513,557
Series 2013-1A, Class B, 1.16%, 1/07/25 (a)(b)		1,730	1,740,638
Series 2014-1A, Class B, 1.06%, 3/07/26 (a)(b)		1,965	1,965,000
Series 2014-1A, Class C, 1.90%, 3/07/26 (a)(b)		1,145	1,145,000
Series 2014-1A, Class D, 2.40%, 3/07/26 (a)(b)		3,245	3,245,000
CHLUPA Trust:
Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		12,957	12,973,191
Series 2014-HD, Class A, 2.92%, 2/15/21 (a)		30,766	30,766,490
Chrysler Capital Auto Receivables Trust:
Series 2013-AA, Class B, 1.93%, 3/15/19 (a)		2,080	2,088,135
Series 2013-AA, Class C, 2.28%, 7/15/19 (a)		4,330	4,339,998
Series 2013-AA, Class D, 2.93%, 8/17/20 (a)		4,330	4,382,939
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		13,115	13,119,664
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		11,485	11,490,384
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		7,935	7,932,928
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		3,660	3,659,655
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		3,785	3,786,061
Series 2013-BA, Class D, 2.89%, 10/15/20 (a)		3,710	3,724,910
Series 2014-AA, Class D, 2.64%, 7/15/21 (a)		12,675	12,605,287
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class R, 0.00%, 7/15/21 (a)		18	10,114,941
Clydesdale CLO 2006 Ltd., Series 2006-1A, Class A1, 0.49%, 12/19/18 (a)(b)		13,965	13,704,553
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		1,510	1,517,239
Series 2011-1, Class B, 3.96%, 9/15/19 (a)		2,250	2,285,703
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,865	3,885,597
Series 2012-2A, Class B, 2.21%, 9/15/20 (a)		2,000	2,026,614
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		6,970	6,993,844
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		4,970	5,009,815
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		36,343	34,526,028
DT Auto Owner Trust:
Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		6,653	6,766,508
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,041	1,043,589
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,285	3,364,057

BLACKROCK FUNDS II	MARCH 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

United States (continued)
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	USD	362	$362,417
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	201,169
Series 2014-1A, Class C, 2.64%, 10/15/19 (a)		5,500	5,507,865
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.36%, 12/25/36 (b)		10,943	6,459,074
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		10,200	10,256,233
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class C, 2.86%, 1/15/19		815	845,092
Series 2012-2, Class D, 3.50%, 1/15/19		1,445	1,519,269
Series 2012-4, Class D, 2.09%, 9/15/16		3,445	3,463,858
Series 2013-1, Class D, 1.82%, 1/15/18		3,530	3,555,049
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class B, 0.65%, 12/20/20 (a)(b)		2,000	1,927,494
Fremont Home Loan Trust:
Series 2006-3, Class 2A3, 0.33%, 2/25/37 (b)		10,000	5,274,290
Series 2006-B, Class 2A3, 0.31%, 8/25/36 (b)		12,056	4,783,970
GSAA Home Equity Trust, Series 2005-11, Class 2A1, 0.43%, 10/25/35 (b)		3,954	3,678,546
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		17,850	17,974,950
Series 2013-T2, Class A2, 1.15%, 5/16/44 (a)		3,913	3,899,696
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		13,550	13,570,325
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,010	2,070,933
JGWPT XXVI LLC, Series 2012-2A, Class A, 3.84%, 10/15/59 (a)		3,814	3,820,328
Lehman XS Trust, Series 2007-1, Class 2A1, 5.87%, 2/25/37 (b)		8,976	8,018,400
Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.31%, 10/25/36 (b)		9,169	5,408,638
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.35%, 8/23/27 (b)		1,910	1,873,574
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		4,435	4,666,232
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		12,770	12,692,690
PFS Financing Corp.:
Series 2012-BA, Class B, 1.70%, 10/17/16 (a)(b)		4,030	4,043,126
Series 2014-AA, Class B, 1.10%, 2/15/19 (a)(b)		4,725	4,736,340
Prestige Auto Receivables Trust:
Series 2014-1A, Class A3, 1.52%, 4/15/20 (a)		5,030	5,015,624
Series 2014-1A, Class B, 1.91%, 4/15/20 (a)		1,660	1,651,932
Series 2014-1A, Class C, 2.39%, 5/15/20 (a)		4,455	4,454,109
Series 2014-1A, Class D, 2.91%, 7/15/21 (a)		4,945	4,916,453
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, 7.24%, 9/25/37 (e)		14,806	9,476,032
Residential Asset Mortgage Products Trust, Series 2006-RZ4, Class A3, 0.42%, 10/25/36 (b)		18,000	14,654,916

Asset-Backed Securities	Par (000)		Value

United States (continued)
Santander Drive Auto Receivables Trust:
Series 2011-4, Class C, 3.82%, 8/15/17	USD	445	$456,441
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		322	322,137
Series 2012-1, Class B, 2.72%, 5/16/16		1,780	1,792,081
Series 2012-1, Class C, 3.78%, 11/15/17		2,400	2,471,285
Series 2012-3, Class B, 1.94%, 12/15/16		4,175	4,214,162
Series 2012-3, Class C, 3.01%, 4/16/18		5,690	5,853,240
Series 2012-4, Class C, 2.94%, 12/15/17		3,395	3,497,495
Series 2012-4, Class D, 3.50%, 6/15/18		21,020	21,853,611
Series 2012-5, Class B, 1.56%, 8/15/18		3,740	3,771,356
Series 2012-5, Class C, 2.70%, 8/15/18		2,060	2,120,616
Series 2012-6, Class C, 1.94%, 3/15/18		4,045	4,089,806
Series 2013-1, Class D, 2.27%, 1/15/19		3,820	3,837,308
Series 2013-4, Class B, 2.16%, 1/15/20		9,220	9,442,423
Series 2013-4, Class C, 3.25%, 1/15/20		7,630	7,939,625
Series 2013-4, Class D, 3.92%, 1/15/20		2,480	2,613,746
Series 2013-5, Class C, 2.25%, 6/17/19		15,245	15,403,243
Series 2013-5, Class D, 2.73%, 10/15/19		7,745	7,811,320
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		13,020	13,155,434
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		5,040	5,179,825
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		3,855	4,012,708
Series 2014-1, Class B, 1.59%, 10/15/18		13,585	13,601,411
Series 2014-1, Class C, 2.36%, 4/15/20		23,335	23,536,078
Series 2014-1, Class D, 2.91%, 4/15/20		22,325	22,596,249
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		3,727	3,737,822
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (b)		4,544	4,446,149
Series 2004-A, Class A3, 0.63%, 6/15/33 (b)		16,595	15,508,642
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		2,103	2,083,114
Series 2004-B, Class A3, 0.56%, 3/15/24 (b)		10,555	9,830,104
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		7,934	7,829,706
Series 2006-B, Class A4, 0.41%, 3/15/24 (b)		8,235	8,122,894
Series 2007-A, Class A2, 0.35%, 9/15/25 (b)		2,994	2,945,772
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,141,282
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		3,340	3,499,849
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,690	8,258,499
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		1,582	1,602,544
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		11,210	11,770,152

20	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

United States (concluded)
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)	USD	5,750	$5,975,319
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)		3,224	3,242,576
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,346,797
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		25,520	26,214,782
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	8,005,612
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		7,730	7,585,117
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		17,440	16,486,520
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		2,420	2,357,349
Series 2013-B, Class A2B, 1.25%, 6/17/30 (a)(b)		9,970	10,033,529
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		3,120	2,980,782
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	15,910,251
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		17,540	17,521,390
Series 2005-2, Class A5, 0.33%, 4/27/20 (b)		6,981	6,958,427
Series 2008-5, Class A4, 1.94%, 7/25/23 (b)		10,085	10,588,504
Series 2013-6, Class A3, 0.81%, 6/26/28 (b)		24,035	24,130,804
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		19,840	19,475,837
Series 2014-A, Class A2A, 2.90%, 1/15/26 (a)		2,800	2,800,084
Series 2014-A, Class A2B, 1.71%, 1/15/26 (a)(b)		12,220	12,220,000
Series 2014-A, Class B, 3.50%, 11/15/44 (a)		16,505	15,628,271
SolarCity LMC Series I LLC, Series 2013-1, Class A, 4.80%, 11/20/38 (a)		5,924	5,866,268
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		33,925	34,279,578
Series 2013-1A, Class B, 4.00%, 12/03/24 (a)		36,421	35,462,763
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE5, Class 2A2, 0.33%, 10/25/36 (b)		14,068	6,340,100
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		7,700	7,708,647
Series 2012-C, Class C, 4.55%, 8/15/22		4,650	4,850,796
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,296,398
Series 2012-D, Class A, 2.15%, 4/17/23		2,290	2,251,397
Series 2012-D, Class B, 3.34%, 4/17/23		3,290	3,212,698
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,452,081

			1,118,123,160

Total Asset-Backed Securities – 13.0%			1,880,605,971

Common Stocks	Shares		Value

Australia – 0.0%
Fortescue Metals Group Ltd.		1,000,000	4,895,896

Common Stocks	Shares		Value

Germany – 0.1%
Volkswagen AG, Preference Shares		29,189	$7,568,624

Japan – 0.0%
Disco Corp.		30,000	1,866,008

United States – 0.6%
2U, Inc. (f)		10,714	146,246
A10 Networks, Inc. (f)		972	14,619
American Capital Agency Corp.		1,825,000	39,219,250
Comcast Corp., Class A		150,000	7,503,000
EMC Corp.		87,500	2,398,375
KB Home		72,000	1,223,280
Q2 Holdings, Inc. (f)		5,625	87,356
Time Warner Cable, Inc.		31,800	4,362,324
TriNet Group, Inc. (f)		5,000	106,550
Two Harbors Investment Corp.		2,875,000	29,468,750
Vantage Drilling Co. (f)		1,200,000	2,052,000
Varonis Systems, Inc. (f)		835	29,860

			86,611,610

Total Common Stocks – 0.7%			100,942,138

Corporate Bonds	Par (000)		Value

Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	USD	8,490	8,983,965
Drillsearch Finance Property Ltd., 6.00%, 9/01/18		5,100	6,126,375
FMG Resources August 2006 Property Ltd.:
8.25%, 11/01/19 (a)		5,000	5,500,000
6.88%, 4/01/22 (a)		2,500	2,693,750

			23,304,090

Belgium – 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19		22,785	22,762,306
3.70%, 2/01/24		12,770	12,901,416
Anheuser-Busch InBev NV:
0.69%, 3/29/18 (b)	EUR	13,600	18,758,621
2.75%, 3/31/26		14,175	19,532,899

			73,955,242

Brazil – 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (a)	USD	8,949	9,284,312

Canada – 0.2%
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,430	2,557,575
7.00%, 3/31/24 (a)		11,171	11,813,333
Tervita Corp., 8.00%, 11/15/18 (a)		3,115	3,146,150
TransCanada PipeLines Ltd., 4.63%, 3/01/34		6,720	6,868,546

			24,385,604

Cayman Islands – 0.0%
Agile Property Holdings Ltd., 6.88%, 2/28/17	CNY	24,000	3,774,587
Universal Number One Co., 5.80%, 1/30/17		9,000	1,446,389

			5,220,976

China – 1.3%
21Vianet Group, Inc., 7.88%, 3/22/16		14,000	2,260,732
Agricultural Development Bank of China:
3.08%, 1/16/16		30,000	4,825,992
3.28%, 1/16/17		20,000	3,216,595
Bao-trans Enterprises Ltd., 3.75%, 12/12/18	USD	10,000	9,924,120

BLACKROCK FUNDS II	MARCH 31, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
China (concluded)
Bestgain Real Estate Ltd., 2.63%, 3/13/18	USD	5,000	$4,621,600
Biostime International Holdings Ltd., 0.00%, 2/20/19 (d)	HKD	40,000	5,017,727
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	6,200	5,859,000
China Datang Corp., 3.60%, 4/25/16	CNY	12,000	1,914,466
China Electronics Corp. Holdings Co. Ltd., 4.70%, 1/16/17		40,000	6,378,472
China Mengniu Dairy Co. Ltd., 3.50%, 11/27/18	USD	5,700	5,768,081
China Nickel Resources Holdings Co. Ltd., 10.00%, 3/12/15	HKD	8,000	876,684
China Overseas Finance Cayman III Ltd.:
5.38%, 10/29/23	USD	2,600	2,582,190
6.38%, 10/29/43		4,900	4,580,275
Citic Pacific Ltd., 6.80%, 1/17/23		2,000	2,117,000
Country Garden Holdings Co. Ltd., 7.25%, 4/04/21		3,500	3,265,500
E-House China Holdings Ltd.:
2.75%, 12/15/18 (a)		10,700	10,492,356
2.75%, 12/15/18		1,000	983,644
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		4,100	4,284,500
10.63%, 1/23/19		8,500	7,792,868
Fufeng Group Ltd., 3.00%, 11/27/18	CNY	53,000	8,576,914
Gemdale Asia Investment Ltd., 6.50%, 3/04/17		25,000	3,941,917
Glorious Property Holdings Ltd., 13.25%, 3/04/18	USD	4,800	3,432,000
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23		5,000	4,385,245
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNY	30,000	4,683,157
Greentown China Holdings Ltd.:
5.63%, 5/13/16		12,500	1,937,072
8.00%, 3/24/19	USD	2,600	2,450,500
Hopson Development Holdings Ltd., 9.88%, 1/16/18		5,900	5,396,624
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNY	14,500	2,266,288
12.88%, 9/18/17	USD	4,000	4,440,000
10.25%, 1/08/20		4,800	4,614,000
Logo Star Ltd., 1.50%, 11/22/18	HKD	28,000	4,047,573
Panda Funding Investment 2013, 3.95%, 12/17/16	CNY	30,000	4,778,728
Parkson Retail Group Ltd., 4.50%, 5/03/18	USD	1,700	1,549,057
Poly Property Group Co. Ltd., 4.75%, 5/16/18		4,900	4,704,000
Poly Real Estate Finance Ltd., 4.50%, 8/06/18		3,000	2,947,500
Qihoo 360 Technology Co. Ltd.:
2.50%, 9/15/18 (a)		2,000	2,361,250
2.50%, 9/15/18		2,079	2,454,519
Sparkle Assets Ltd., 6.88%, 1/30/20		4,860	4,587,432
Tong Jie Ltd., 0.00%, 2/18/18 (d)	HKD	27,000	3,528,815
Trillion Chance Ltd., 8.50%, 1/10/19	USD	4,000	3,880,000
UA Finance (BVI) Ltd., 6.90%, 5/02/18	CNY	28,000	4,538,836
Wanda Properties International Co. Ltd., 7.25%, 1/29/24	USD	9,450	9,461,245
Xinyuan Real Estate Co. Ltd., 13.00%, 6/06/19		1,350	1,317,938
Yingde Gases Investment Ltd., 8.13%, 4/22/18		4,700	4,700,000
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		4,700	4,418,000
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		250	222,500

			192,382,912

Czech Republic – 0.1%
CE Energy AS, 7.00%, 2/01/21	EUR	4,555	6,531,571
RPG Byty Sro, 6.75%, 5/01/20		6,211	8,727,761

			15,259,332

Corporate Bonds	Par (000)		Value
Finland – 0.1%
Citycon Oyj, 3.75%, 6/24/20	EUR	5,750	$8,305,644

France – 1.0%
Autodis SA, 6.50%, 2/01/19		395	560,064
Banque Federative du Credit Mutuel SA, 2.80%, 3/18/24		26,700	36,544,354
BNP Paribas SA, 2.88%, 3/20/26 (b)		39,375	54,072,317
BPCE SA, 5.15%, 7/21/24 (a)	USD	12,195	12,132,062
Casino Guichard Perrachon SA, 3.30%, 3/07/24	EUR	600	834,629
GELF Bond Issuer I SA, 3.13%, 4/03/18		4,790	6,878,418
Imerys SA, 2.50%, 11/26/20		3,500	4,872,284
Kerneos Tech Group SAS:
5.05%, 3/01/21 (b)		1,233	1,724,131
5.75%, 3/01/21		1,613	2,279,633
Labeyrie Fine Foods SAS, 5.63%, 3/15/21		485	683,197
Plastic Omnium SA, 2.88%, 5/29/20		10,000	13,919,710
Renault SA, 3.13%, 3/05/21		10,155	14,142,433

			148,643,232

Germany – 0.9%
Bayer Nordic SE, 0.54%, 3/28/17 (b)		18,200	25,080,882
BMW Finance NV, 0.00%, 4/04/17 (b)		19,800	27,278,976
Commerzbank AG:
7.75%, 3/16/21		7,800	12,747,117
8.13%, 9/19/23 (a)	USD	4,186	4,787,737
Fresenius Finance BV, 3.00%, 2/01/21	EUR	9,430	13,188,775
FTE Verwaltungs GmbH, 9.00%, 7/15/20		2,740	4,208,880
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)		870	1,274,071
ThyssenKrupp AG, 3.13%, 10/25/19		1,680	2,327,008
Trionista Holdco GmbH, 5.00%, 4/30/20		1,017	1,464,966
Trionista TopCo GmbH, 6.88%, 4/30/21		810	1,213,588
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		1,130	1,797,738
Volkswagen International Finance NV:
5.50%, 11/09/15 (a)		2,100	3,391,413
5.50%, 11/09/15		19,800	31,001,006

			129,762,157

Hong Kong – 0.4%
ASM Pacific Technology Ltd., 1.75%, 3/28/19	HKD	36,000	4,854,767
Champion MTN Ltd., 3.75%, 1/17/23	USD	2,000	1,745,234
China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/04/21 (d)		9,400	9,275,450
China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17 (h)	HKD	48,000	6,250,242
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18		57,000	5,070,586
Far East Consortium International Ltd., 5.88%, 3/04/16	CNY	23,000	3,653,519
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 2/07/20	USD	3,650	3,488,853
HKEx International Ltd., 0.50%, 10/23/17		3,050	3,175,813
Industrial & Commercial Bank of China Asia Ltd., 4.50%, 10/10/23 (b)		2,500	2,450,750
IT Ltd., 6.25%, 5/15/18	CNY	25,100	3,360,644
Johnson Electric Holdings Ltd., 1.00%, 4/02/21	USD	3,750	3,781,875
MIE Holdings Corp., 6.88%, 2/06/18		2,900	2,813,000
New World China Land Ltd., 5.50%, 2/06/18	CNY	30,000	4,859,042
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23	USD	3,600	3,347,050
Shimao Property Holdings Ltd.:
6.63%, 1/14/20		2,060	1,957,000
8.13%, 1/22/21		1,000	1,004,250

			61,088,075

22	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

India – 0.2%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,200	$5,265,572
ICICI Bank Ltd., 4.80%, 5/22/19		4,900	5,091,335
Sintex Industries Ltd., 7.50%, 11/29/17 (h)		3,000	2,501,250
TML Holdings Pte Ltd., 4.25%, 5/16/18	SGD	11,500	8,880,370

			21,738,527

Indonesia – 0.1%
Alam Synergy Pte Ltd., 6.95%, 3/27/20	USD	4,114	3,882,588
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		6,950	6,741,500
Comfeed Finance BV, 6.00%, 5/02/18		2,550	2,454,375
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		3,850	4,028,063

			17,106,526

Ireland – 0.4%
AIB Mortgage Bank, 2.63%, 7/28/17	EUR	1,910	2,717,633
Ardagh Glass Finance PLC, 8.75%, 2/01/20		572	847,121
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		545	837,168
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (a)	USD	5,800	6,061,000
Bank of Ireland, 3.25%, 1/15/19	EUR	16,230	23,141,954
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20		1,480	2,238,242
CRH Finance Ltd., 3.13%, 4/03/23		2,540	3,642,075
DEPFA Bank PLC, 1.00%, 12/15/15 (b)		4,661	5,936,455
XLIT Ltd., 2.30%, 12/15/18	USD	4,052	4,019,462

			49,441,110

Italy – 2.3%
Assicurazioni Generali SpA, 2.88%, 1/14/20	EUR	3,525	5,003,318
Astaldi SpA, 7.13%, 12/01/20		2,275	3,362,024
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		16,789	24,840,189
Banca Popolare dell’Emilia Romagna SC:
3.38%, 10/22/18		13,640	19,587,147
3.38%, 10/22/19		8,610	12,363,029
Banco Popolare SC, 3.50%, 3/14/19		6,425	8,950,849
Cerved Group SpA, 8.00%, 1/15/21		1,010	1,534,278
CNH Industrial Finance Europe SA, 3.00%, 3/18/19		24,285	33,224,217
Credito Emiliano SpA, 3.25%, 7/09/20		2,725	4,031,838
Enel Finance International NV, 4.88%, 4/17/23		1,459	2,329,709
Gamenet SpA, 7.25%, 8/01/18		887	1,264,751
GCL Holdings SCA, 9.38%, 4/15/18		995	1,473,289
Intesa Sanpaolo SpA:
3.00%, 1/28/19		10,690	15,398,006
3.50%, 1/17/22		6,233	9,028,855
3.25%, 2/10/26		5,300	7,603,102
IVS F. SpA, 7.13%, 4/01/20		495	727,071
Lottomatica Group SpA, 3.50%, 3/05/20		1,900	2,791,966
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	3,376	3,624,980
7.38%, 7/15/39 (a)		1,340	1,336,650
6.25%, 1/15/40 (a)		6,540	5,902,350
Mediaset SpA, 5.13%, 1/24/19	EUR	3,725	5,457,948
Mediobanca SpA:
2.25%, 3/18/19		7,750	10,736,110
3.63%, 10/17/23		7,490	11,107,203
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	1,056	1,032,240
6.00%, 9/30/34		887	827,128
7.72%, 6/04/38		2,050	2,193,500
Telecom Italia Finance SA:
6.13%, 11/15/16	EUR	17,800	28,838,222
7.75%, 1/24/33		3,440	5,728,825

Corporate Bonds	Par (000)		Value

Italy (concluded)
Telecom Italia SpA:
6.13%, 12/14/18	EUR	11,815	$18,345,828
6.38%, 6/24/19	GBP	5,200	9,313,395
4.50%, 1/25/21	EUR	7,875	11,160,309
5.88%, 5/19/23	GBP	5,650	9,549,982
UniCredit SpA:
3.25%, 1/14/21	EUR	11,640	16,621,241
5.75%, 10/28/25 (b)		11,990	17,965,756
Unione di Banche Italiane SCpA:
2.88%, 2/18/19		7,725	10,987,348
3.13%, 10/14/20		4,080	5,966,298
3.30%, 2/05/24		4,765	6,821,932

			337,030,883

Jamaica – 0.0%
Digicel Ltd.:
8.25%, 9/01/17 (a)	USD	1,845	1,918,800
6.00%, 4/15/21 (a)		3,100	3,169,750

			5,088,550

Japan – 0.5%
Ebara Corp., 0.00%, 3/19/18 (d)	JPY	180,000	2,495,132
Kawasaki Kisen Kaisha Ltd., 0.00%, 9/26/18		930,000	9,573,463
Kyoritsu Maintenance Co. Ltd., 0.00%, 12/28/18 (d)		460,000	4,612,702
Maruzen Showa Unyu Co. Ltd., 0.00%, 3/29/19 (d)		571,000	5,819,813
MISUMI Group, Inc., 0.00%, 10/22/18 (d)	USD	7,700	8,075,375
Mizuho Financial Group Cayman 3 Ltd., 4.80%, 3/27/24		10,000	10,061,500
Nagoya Railroad Co. Ltd., 0.00%, 10/03/23 (d)	JPY	100,000	1,056,048
Nidec Corp., 0.00%, 9/18/15 (d)		500,000	6,108,608
Park24 Co. Ltd., 0.00%, 4/26/18 (d)		400,000	4,156,373
SBI Holdings, Inc., 0.00%, 11/02/17 (d)		700,000	7,426,246
The Shizuoka Bank Ltd., 0.00%, 4/25/18 (d)	USD	1,700	1,778,625
Softbank Corp., 4.50%, 4/15/20 (a)		2,045	2,034,775
Sumitomo Forestry Co. Ltd., 0.00%, 8/24/18 (d)	JPY	350,000	3,389,285
Takashimaya Co. Ltd., 0.00%, 12/11/18 (d)		30,000	300,828
Yamaguchi Financial Group, Inc., 1.88%, 12/20/18 (d)	USD	6,400	6,800,000

			73,688,773

Jersey – 0.0%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,155	4,454,649

Luxembourg – 0.2%
GCS Holdco Finance I SA, 6.50%, 11/15/18		1,020	1,491,279
INEOS Group Holdings SA:
6.50%, 8/15/18		2,000	2,893,300
5.75%, 2/15/19		2,615	3,692,205
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)	USD	3,100	3,278,250
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	7,635	11,887,910
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,495	2,311,898
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		2,467	3,628,431
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		1,380	2,100,789

			31,284,062

BLACKROCK FUNDS II	MARCH 31, 2014	23

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Malaysia – 0.1%
Khazanah Nasional Bhd, 0.00%, 10/24/18 (d)	SGD	4,200	$3,238,731
YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	USD	6,000	6,195,000

			9,433,731

Mexico – 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	10,311	14,435,855

Mongolia – 0.0%
Mongolian Mining Corp., 8.88%, 3/29/17	USD	1,500	995,625

Netherlands – 0.5%
Achmea BV:
2.50%, 11/19/20	EUR	4,890	6,837,040
6.00%, 4/04/43 (b)		3,989	6,122,497
Achmea Hypotheekbank NV, 2.75%, 2/18/21		4,150	5,820,646
ING Bank NV, 4.13%, 11/21/23 (b)	USD	5,894	5,916,103
IVG Finance BV, 1.75%, 3/29/17	EUR	3,900	4,352,019
Shell International Finance BV, 2.55%, 3/24/26		25,775	35,446,333
TMF Group Holding BV, 9.88%, 12/01/19		1,936	2,980,534

			67,475,172

Norway – 0.0%
Seadrill Ltd., 6.13%, 9/15/17 (a)	USD	1,699	1,771,208

Philippines – 0.0%
Filinvest Development Cayman Islands, 4.25%, 4/02/20		5,500	5,238,750

Poland – 0.1%
Play Finance 1 SA, 6.50%, 8/01/19	EUR	2,675	3,851,068
Play Finance 2 SA, 5.25%, 2/01/19		4,050	5,691,102

			9,542,170

Portugal – 0.1%
Caixa Geral de Depositos SA, 3.00%, 1/15/19		6,500	9,300,426
Galp Energia SGPS SA, 4.13%, 1/25/19		5,200	7,541,677

			16,842,103

Singapore – 0.1%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	4,090	3,343,575
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22		7,000	7,195,650
United Overseas Bank Ltd., 4.20%, 9/19/24 (b)		6,050	5,987,685

			16,526,910

South Korea – 0.1%
Celltrion, Inc., 2.75%, 3/27/18		8,000	7,040,000

Spain – 1.4%
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	1,210	1,687,802
AyT Cedulas Cajas Global:
4.00%, 3/21/17		2,500	3,673,661
4.25%, 6/14/18		1,800	2,681,488
4.00%, 3/24/21		4,100	6,014,478
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		4,700	6,639,712
AyT Cedulas Cajas X Fondo de Titulizacion:
0.38%, 6/30/15 (b)		21,000	28,623,092
3.75%, 6/30/25		1,800	2,487,783
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos,
4.75%, 6/15/16		7,100	10,483,179
Banco Mare Nostrum SA, 3.13%, 1/21/19		4,900	7,003,665
Bankia SA, 3.50%, 1/17/19		19,600	27,759,219
Bankinter SA, 3.88%, 10/30/15		2,400	3,451,527
Bilbao Luxembourg SA, 10.50%, 12/01/18		1,575	2,245,753
BPE Financiaciones SA:
2.88%, 5/19/16		9,100	12,709,185
2.50%, 2/01/17		10,000	13,794,206

Corporate Bonds		Par (000)	Value
Spain (concluded)
CaixaBank SA:
4.50%, 11/22/16	EUR	6,500	$8,944,026
3.13%, 5/14/18		4,500	6,525,189
2.60%, 3/21/24		12,300	17,039,737
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd.,
2.88%, 6/11/18		5,100	7,385,785
Cedulas TDA, 4.25%, 3/28/27		600	852,909
Cedulas TDA 1 Fondo de Titulizacion de Activos,
0.34%, 4/08/16 (b)		400	540,002
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		3,200	4,461,414
4.25%, 4/10/31		5,700	7,837,490
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	144,698
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		3,675	5,290,720
Grupo Antolin Dutch BV, 4.75%, 4/01/21		1,805	2,514,522
Kutxabank SA, 3.00%, 2/01/17		2,000	2,899,660
Madrilena Red de Gas Finance BV, 3.78%, 9/11/18		2,935	4,337,890
Obrascon Huarte Lain SA, 5.00%, 3/15/22		1,670	2,313,709

			200,342,501

Sweden – 0.0%
SAS AB, 7.50%, 4/01/15	SEK	7,000	1,108,570
Scandinavian Airlines System Denmark-Norway-Sweden,
9.65%, 6/16/14	EUR	1,100	1,530,577
Verisure Holding AB, 8.75%, 12/01/18		1,000	1,498,560

			4,137,707

Switzerland – 0.2%
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (b)		3,400	5,724,021
Credit Suisse AG, 5.75%, 9/18/25 (b)		4,535	6,802,156
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	1,466	1,527,220
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	2,544	3,785,491
UBS AG:
4.75%, 5/22/23 (b)	USD	3,860	3,919,830
4.75%, 2/12/26 (b)	EUR	5,740	8,113,986

			29,872,704

Taiwan – 0.1%
Advanced Semiconductor Engineering, Inc., 0.00%, 9/05/18 (d)	USD	2,000	2,332,500
EPISTAR Corp., 0.00%, 8/07/18 (d)		1,000	1,222,500
Far Eastern International Bank, 0.00%, 2/07/18 (d)		2,600	2,580,500

			6,135,500

Thailand – 0.1%
CP Foods Holdings Ltd., 0.50%, 1/15/19		13,600	13,719,000

United Arab Emirates – 0.1%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)		16,450	17,272,500

United Kingdom – 3.3%
AA Bond Co. Ltd.:
6.27%, 7/02/43	GBP	5,540	10,320,546
9.50%, 7/31/43		14,460	27,239,754
Abbey National Treasury Services PLC, 2.00%, 1/14/19	EUR	3,810	5,313,535
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18		1,000	1,501,894

24	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United Kingdom (continued)
Annington Finance No. 4 PLC, 1.49%, 1/10/23 (b)	GBP	3,068	$5,069,598
Aviva PLC, 6.38%, 7/05/43 (b)	EUR	4,440	7,019,025
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	1,000	1,779,671
Barclays Bank PLC, 7.63%, 11/21/22	USD	1,803	1,987,808
BAT International Finance PLC, 4.00%, 9/04/26	GBP	4,355	7,210,250
BP Capital Markets PLC:
2.24%, 5/10/19	USD	9,515	9,458,386
3.81%, 2/10/24		3,345	3,374,914
3.10%, 2/27/26	EUR	13,300	18,467,774
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	1,000	1,768,901
BUPA Finance PLC, 5.00%, 4/25/23		1,220	2,042,859
Co-operative Group Holdings, 6.88%, 7/08/20 (e)		2,160	3,709,015
DFS Furniture Holdings PLC, 7.63%, 8/15/18		914	1,638,047
EC Finance PLC, 9.75%, 8/01/17	EUR	894	1,320,918
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,000	1,430,008
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	7,666	13,451,253
Experian Finance PLC, 3.60%, 10/15/21		255	424,564
Findus Bondco SA, 9.13%, 7/01/18	EUR	885	1,330,835
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	3,000	5,351,516
Grainger PLC, 5.00%, 12/16/20		890	1,554,232
Greene King Finance PLC, Series A5, 3.02%, 12/15/33 (b)		12,148	20,354,233
House of Fraser Funding PLC, 8.88%, 8/15/18		1,775	3,210,701
HSBC Holdings PLC:
4.25%, 3/14/24	USD	8,409	8,419,351
6.50%, 9/15/37		4,260	5,040,193
6.80%, 6/01/38		4,875	5,990,083
5.25%, 3/14/44		11,786	11,917,485
IDH Finance PLC:
6.00%, 12/01/18	GBP	3,168	5,492,756
6.00%, 12/01/18 (a)		700	1,213,677
Imperial Tobacco Finance PLC, 2.50%, 2/26/21	EUR	5,159	7,074,568
INEOS Finance PLC:
8.38%, 2/15/19 (a)	USD	1,770	1,955,850
7.50%, 5/01/20 (a)		625	685,938
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	2,830	5,354,934
5.00%, 2/15/22		460	779,312
Marks & Spencer PLC, 4.75%, 6/12/25		1,220	2,047,443
Mitchells & Butlers Finance PLC, 2.65%, 6/15/36 (b)		3,072	4,301,727
New Look Bondco I PLC, 8.75%, 5/14/18		430	768,886
Odeon & UCI Finco PLC, 9.00%, 8/01/18		909	1,592,807
Phones4u Finance PLC, 9.50%, 4/01/18		4,581	8,019,022
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (g)		3,220	5,180,301
Premier Foods Finance PLC, 5.52%, 3/15/20 (b)		3,825	6,479,792
Premier Foods PLC, 6.50%, 3/15/21		1,840	3,144,531
Priory Group No. 3 PLC, 7.00%, 2/15/18		1,840	3,236,250
Punch Taverns Finance B Ltd.: 7.37%, 6/30/22		8,653	15,147,121
Series A6, 5.94%, 12/30/24		7,804	12,750,146
Series A7, 4.77%, 6/30/33		8,043	12,805,469
Punch Taverns Finance PLC, 7.27%, 4/15/22		7,300	12,839,471
Rio Tinto Finance USA PLC, 2.88%, 8/21/22	USD	9,300	8,851,693
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		24,705	25,296,759
Scottish Windows PLC, 5.50%, 6/16/23	GBP	2,770	4,723,602
Spirit Issuer PLC, 3.23%, 12/28/31 (b)		10,855	16,920,502
Spirit Issuer PLC, Series A6, 2.33%, 12/28/36 (b)		7,014	11,050,181

Corporate Bonds	Par (000)		Value

United Kingdom (concluded)
Together Housing Finance PLC, 4.50%, 12/17/42	GBP	1,775	$2,935,694
The Unique Pub Finance Co. PLC:
6.46%, 3/30/32		7,779	11,736,650
Series A3, 6.54%, 3/30/21		2,652	4,648,343
Series A4, 5.66%, 6/30/27		20,712	34,747,964
Series M, 7.40%, 3/28/24		16,090	27,360,752
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)	USD	1,170	1,208,025
6.00%, 4/15/21	GBP	2,040	3,596,519
Vougeot Bidco PLC, 7.88%, 7/15/20		4,216	7,674,170
Voyage Care BondCo PLC:
6.50%, 8/01/18		500	871,080
11.00%, 2/01/19		5,000	9,044,229
WM Treasury PLC, 4.63%, 12/03/42		1,745	2,900,052

			472,133,565

United States – 8.7%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	USD	1,635	1,759,669
4.88%, 5/15/23		1,060	1,067,950
The ADT Corp., 4.13%, 4/15/19		7,979	7,916,692
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (a)		8,800	8,833,000
Ally Financial, Inc., 8.00%, 11/01/31		2,600	3,204,500
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		40,210	41,667,613
APX Group, Inc., 6.38%, 12/01/19		991	1,010,820
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (a)		14,960	14,891,842
AT&T Inc., 2.30%, 3/11/19		23,900	23,776,413
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		1,003	1,068,195
Atlantic Power Corp., 9.00%, 11/15/18		2,140	2,257,700
Atwood Oceanics, Inc., 6.50%, 2/01/20		825	886,875
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		916	1,009,890
7.50%, 4/01/20 (a)		1,081	1,191,803
Bank of America Corp.:
2.60%, 1/15/19		13,352	13,404,674
2.65%, 4/01/19		99,023	99,338,784
4.10%, 7/24/23		4,215	4,275,342
4.00%, 4/01/24		25,420	25,390,081
Belden, Inc., 5.50%, 4/15/23	EUR	1,000	1,410,032
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	3,880	4,248,600
Ceridian Corp., 8.88%, 7/15/19 (a)		2,925	3,319,875
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		2,040	2,351,100
Chesapeake Energy Corp., 5.75%, 3/15/23		3,000	3,176,250
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,220	1,281,000
8.00%, 11/15/19		2,498	2,744,678
Cisco Systems, Inc., 2.13%, 3/01/19		10,520	10,472,934
CIT Group, Inc.:
5.50%, 2/15/19 (a)		3,100	3,340,250
3.88%, 2/19/19		9,720	9,826,356
Citigroup, Inc.:
2.50%, 9/26/18		11,544	11,606,672
6.68%, 9/13/43		4,740	5,550,545
CMS Energy Corp.:
3.88%, 3/01/24		4,132	4,186,472
4.88%, 3/01/44		2,832	2,885,318
Comcast Corp., 4.65%, 7/15/42		330	329,151

BLACKROCK FUNDS II	MARCH 31, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (continued)
Commonwealth Edison Co., 4.70%, 1/15/44	USD	7,425	$7,771,903
Covanta Holding Corp., 6.38%, 10/01/22		1,610	1,710,625
Crown Castle International Corp., 5.25%, 1/15/23		1,735	1,763,194
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		1,805	1,913,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		7,465	7,876,045
5.00%, 3/01/21		6,040	6,494,045
5.15%, 3/15/42		8,048	7,608,507
Discovery Communications LLC, 2.56%, 3/07/22	EUR	7,625	10,449,802
DISH DBS Corp., 4.25%, 4/01/18	USD	3,100	3,235,625
DR Horton, Inc., 3.75%, 3/01/19		10,400	10,426,000
Enterprise Products Operating LLC, 3.35%, 3/15/23		7,220	7,042,633
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,090	1,260,313
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		980	1,058,400
FedEx Corp.:
4.90%, 1/15/34		12,385	12,723,296
5.10%, 1/15/44		8,585	8,898,421
First Data Corp.:
7.38%, 6/15/19 (a)		2,725	2,929,375
8.88%, 8/15/20 (a)		3,150	3,488,625
General Cable Corp., 6.50%, 10/01/22 (a)		1,020	1,035,300
General Electric Co., 4.50%, 3/11/44		9,161	9,303,115
General Motors Co.:
4.88%, 10/02/23 (a)		10,000	10,250,000
6.25%, 10/02/43 (a)		5,635	6,099,887
General Motors Financial Co., Inc.:
2.75%, 5/15/16		1,069	1,083,004
4.75%, 8/15/17		22,675	24,233,906
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (a)		1,056	1,083,720
The Goldman Sachs Group, Inc.:
2.90%, 7/19/18		19,130	19,508,659
2.63%, 1/31/19		51,620	51,487,750
4.25%, 1/29/26	GBP	9,280	15,530,211
6.75%, 10/01/37	USD	39,415	45,150,631
Gulfmark Offshore, Inc., 6.38%, 3/15/22		705	729,675
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,185	1,303,500
HD Supply, Inc.:
8.13%, 4/15/19		3,100	3,456,500
11.00%, 4/15/20		2,330	2,766,875
Hologic, Inc., 6.25%, 8/01/20		4,404	4,657,230
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		975	984,750
4.88%, 3/15/19 (a)		9,896	10,069,180
6.00%, 8/01/20 (a)		7,420	7,865,200
Infor US, Inc., 9.38%, 4/01/19		1,690	1,903,363
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		1,565	1,562,058
Isle of Capri Casinos, Inc., 5.88%, 3/15/21		2,098	2,129,470
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,942,500
John Deere Bank SA, 0.78%, 3/19/19 (b)	EUR	13,125	18,138,346
JPMorgan Chase & Co., 1.35%, 2/15/17	USD	28,755	28,731,651
K. Hovnanian Enterprises, Inc.:
7.00%, 1/15/19 (a)		5,500	5,637,500
7.25%, 10/15/20 (a)		2,655	2,880,675
Kinder Morgan Energy Partners LP: 3.50%, 3/01/21		2,270	2,261,043

Corporate Bonds	Par (000)		Value

United States (continued)
4.15%, 2/01/24	USD	4,130	$4,105,294
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,265	2,499,994
7.38%, 5/01/22		735	815,850
Lennar Corp., 4.50%, 6/15/19		10,000	10,175,000
Level 3 Communications, Inc., 8.88%, 6/01/19		780	857,025
Level 3 Financing, Inc., 8.13%, 7/01/19		4,260	4,675,350
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,274,198
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (a)		3,096	3,227,580
LyondellBasell Industries NV, 5.00%, 4/15/19		62,788	69,911,864
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (a)		9,470	9,328,528
MasterCard, Inc., 3.38%, 4/01/24		9,026	9,011,261
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,252,475
Medtronic, Inc., 3.63%, 3/15/24		6,030	6,054,741
MetroPCS Wireless, Inc., 6.63%, 11/15/20		2,180	2,327,150
MGIC Investment Corp., 2.00%, 4/01/20		6,100	8,581,937
Micron Technology, Inc., 1.88%, 6/01/14		14,478	24,612,600
Morgan Stanley:
2.55%, 3/31/21	EUR	15,440	21,274,004
5.00%, 11/24/25	USD	6,225	6,405,027
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,976,290
Novelis, Inc., 8.75%, 12/15/20		3,050	3,408,375
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,525	4,502,375
Offshore Group Investment Ltd., 7.13%, 4/01/23		1,117	1,136,548
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22		2,431	2,546,988
5.30%, 6/01/42		4,900	5,449,751
Pacific Gas & Electric Co., 4.75%, 2/15/44		3,695	3,738,594
PacifiCorp, 5.75%, 4/01/37		6,245	7,501,500
PG&E Corp., 2.40%, 3/01/19		5,314	5,279,411
Premier Oil, 5.11%, 5/10/18		12,700	13,208,000
Realogy Group LLC:
7.88%, 2/15/19 (a)(i)		1,520	1,639,700
7.63%, 1/15/20 (a)		2,655	2,953,688
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		1,369	1,375,845
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.88%, 8/15/19		1,545	1,726,538
6.88%, 2/15/21		1,305	1,409,400
8.25%, 2/15/21		480	523,800
Rosetta Resources, Inc., 5.63%, 5/01/21		1,713	1,751,543
Rowan Cos., Inc., 5.85%, 1/15/44		10,150	10,312,116
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		3,614	3,726,938
5.63%, 4/15/23 (a)		947	942,265
Sabine Pass LNG LP, 7.50%, 11/30/16		3,880	4,287,400
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		1,172	1,248,180
SLM Corp., 4.63%, 9/25/17		1,330	1,398,163
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,850	4,706,625
Sprint Corp., 7.88%, 9/15/23 (a)		20,000	22,000,000
Steel Dynamics, Inc., 6.38%, 8/15/22		1,050	1,141,875
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/02/24		4,000	4,002,000
SunEdison, Inc., 2.75%, 1/01/21 (a)		18,750	27,785,156
SunGard Data Systems, Inc., 6.63%, 11/01/19		2,480	2,622,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		1,411	1,425,110

26	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Tenet Healthcare Corp.:
6.00%, 10/01/20 (a)	USD	3,781	$4,045,670
8.13%, 4/01/22		7,264	8,117,520
Tesla Motors, Inc., 0.25%, 3/01/19		9,000	8,285,625
Thermo Fisher Scientific, Inc., 2.40%, 2/01/19		12,164	12,113,130
T-Mobile USA, Inc.:
6.63%, 4/28/21		5,895	6,337,125
6.73%, 4/28/22		5,680	6,084,700
6.84%, 4/28/23		1,800	1,930,500
Transocean, Inc.:
6.00%, 3/15/18		26,774	29,774,535
6.50%, 11/15/20		4,010	4,502,937
6.80%, 3/15/38		6,740	7,270,822
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		24,550	25,347,875
United Rentals North America, Inc.:
5.75%, 7/15/18		583	623,810
7.38%, 5/15/20		2,165	2,389,619
7.63%, 4/15/22		1,454	1,630,298
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		3,483	3,831,300
6.75%, 8/15/21 (a)		4,362	4,700,055
Verizon Communications, Inc.:
4.15%, 3/15/24		9,775	9,930,892
5.05%, 3/15/34		17,020	17,460,375
6.55%, 9/15/43		26,991	32,846,293
VWR Funding, Inc., 7.25%, 9/15/17		6,870	7,385,250
WellPoint, Inc., 2.30%, 7/15/18		9,091	9,116,155
Wells Fargo & Co.:
4.13%, 8/15/23		6,225	6,297,484
5.38%, 11/02/43		3,830	4,034,488
The Williams Cos., Inc.:
7.88%, 9/01/21		1,800	2,138,639
3.70%, 1/15/23		1,760	1,597,172
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,620	2,875,450
10.13%, 7/01/20		1,480	1,716,800

			1,252,618,055

Vietnam – 0.0%
Vingroup JSC, 12.00%, 5/07/18		4,000	4,350,000

Total Corporate Bonds – 23.5%			3,381,307,712

Floating Rate Loan Interests (b)	Par (000)		Value

British Virgin Islands – 0.0%
SmarTone Finance Ltd., Term Loan, 3.88%, 4/08/23		3,500	3,053,750

Germany – 0.2%
Deutsche Raststatten Gruppe IV GmbH:
Facility A Loan, 3.79%, 12/10/18	EUR	9,500	13,097,951
Facility B Loan, 3.75%, 12/10/19		7,950	11,048,208

			24,146,159

Netherlands – 0.3%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20	USD	2,747	2,802,195
Hellios BV:
Facility A (Second Lien), 8.00%, 3/31/21		5,000	5,021,900
Facility B (Second Lien), 8.00%, 3/31/21	EUR	1,000	1,391,434
Facility D2, 4.55%, 9/30/20		1,750	2,434,262

Floating Rate Loan Interests (b)	Par (000)		Value

Netherlands (concluded)
Hema Holding BV:
Extended Facility C, 4.38%, 12/05/17	EUR	7,261	$9,432,427
Extended Facility D, 5.75%, 1/05/18		4,160	5,165,112
Ziggo BV:
EUR B1 Facility, 2.75%, 1/15/22		4,189	5,739,322
EUR B2 Facility, 3.00%, 1/15/22		2,699	3,697,352
EUR B3 Facility, 2.75%, 1/15/22		4,442	6,086,258
EUR B4 Facility, 3.00%, 1/15/22		3,140	4,302,013

			46,072,275

United States – 0.9%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19	USD	1,896	1,904,001
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/04/19		644	645,532
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/04/19		334	334,935
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,974	3,961,850
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), Incremental Term Loan B, 3.00%, 12/17/19		2,240	2,239,059
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		2,328	2,280,950
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		2,821	2,825,177
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		2,367	2,367,113
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		990	992,494
BRE Select Holdings, Mezzanine A Loan, 6.82%, 12/15/15		2,927	2,927,000
BRE/Lauderdale Grande LLC, Mezzanine Loan, 7.35%, 3/09/16		8,400	8,400,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		22,105	22,372,950
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		575	580,750
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		2,000	2,043,340
David’s Bridal, Inc., Initial Term Loan, 5.00% - 6.00%, 10/11/19		721	719,974
El Segundo Camino, Term B Note, 0.00%, 12/15/15		4,917	5,218,074
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		917	916,606
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10%, 12/29/14		4,807	4,786,211
Tranche C Term Loan, 2.10%, 12/28/15		330	328,518
First Data Corp.:
2018 Dollar Term Loan, 4.15%, 3/23/18		3,545	3,550,865
2018B New Term Loan, 4.15%, 9/24/18		1,220	1,221,183
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19		526	529,356
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,965	1,965,413
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		29,054	29,087,495
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		2,915	2,910,553
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		1,056	1,055,316

BLACKROCK FUNDS II	MARCH 31, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

United States (concluded)
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17	USD	58	$58,016
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		2,455	2,458,069
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		1,081	1,083,146
Motel 6, Loan, 10.00%, 10/15/17		5,335	5,561,915
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		1,436	1,438,486
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		1,644	1,642,297
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		988	988,068
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		978	979,375
Realogy Corp.:
Extended Synthetic Commitment, 0.00% - 4.40%, 10/10/16		208	209,028
Initial Term B Loan 2014, 3.75%, 3/05/20		960	963,199
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	367,427
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,527	2,522,893
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		1,723	1,724,753
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		850	852,023
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		2,429	2,441,783
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/08/20		2,570	2,563,138

			132,018,331

Total Floating Rate Loan Interests – 1.4%			205,290,515

	Par
Foreign Agency Obligations	(000)		Value

Brazil – 0.8%
Petrobras Global Finance BV:
4.88%, 3/17/20		16,135	16,170,545
6.25%, 3/17/24		68,880	70,964,378
5.38%, 10/01/29	GBP	1,310	1,911,045
6.63%, 1/16/34		3,525	5,653,763
7.25%, 3/17/44	USD	7,827	8,034,619
Petrobras International Finance Co., 3.88%, 1/27/16		5,420	5,566,009

			108,300,359

China – 0.1%
China General Nuclear Power Holding Corp., 3.75%, 11/01/15	CNY	30,000	4,845,454
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23	USD	5,512	5,608,262
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		5,000	4,523,640
Franshion Brilliant Ltd., 5.88%, 3/19/19		6,450	6,355,701

			21,333,057

Germany – 0.1%
HSH Nordbank AG: 1.09%, 2/14/17 (b)	EUR	6,302	6,641,726

Foreign Agency Obligations	Par (000)		Value

Germany (concluded)
1.13%, 2/14/17 (b)	USD	2,378	$2,502,917

			9,144,643

India – 0.0%
Indian Oil Corp. Ltd., 4.10%, 10/15/22	SGD	3,000	2,271,536

Indonesia – 0.0%
Pertamina Persero PT, 5.63%, 5/20/43	USD	3,300	2,792,625

Italy – 0.1%
A2A SpA, 4.38%, 1/10/21	EUR	2,000	3,045,702
ACEA SpA, 3.75%, 9/12/18		3,890	5,787,535

			8,833,237

Malaysia – 0.1%
1MDB Global Investments Ltd., 4.40%, 3/09/23		18,000	16,976,700

Mexico – 0.1%
Petroleos Mexicanos, 3.50%, 1/30/23		20,690	19,469,290

Mongolia – 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		7,610	7,077,300

Portugal – 0.0%
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	3,000	4,395,002

Qatar – 0.0%
Qtel International Finance Ltd., 4.50%, 1/31/43	USD	4,100	3,683,071

Sri Lanka – 0.0%
National Savings Bank, 8.88%, 9/18/18		3,000	3,356,400

United Arab Emirates – 0.1%
Abu Dhabi National Energy Co., 3.63%, 1/12/23		5,800	5,691,250
National Bank of Abu Dhabi PJSC, 5.00%, 3/07/18	AUD	9,900	9,285,360

			14,976,610

Total Foreign Agency Obligations – 1.5%			222,609,830

Foreign Government Obligations

Argentina – 0.1%
Republic of Argentina, 7.00%, 4/17/17	USD	13,030	12,052,750

Brazil – 0.4%
Federative Republic of Brazil, 4.25%, 1/07/25		56,661	54,819,517

Greece – 0.1%
Hellenic Republic, 2.00%, 2/24/23 (e)	EUR	18,495	19,971,043

Indonesia – 0.2%
Republic of Indonesia:
3.75%, 4/25/22	USD	9,000	8,493,750
5.88%, 1/15/24 (a)		13,814	14,832,783
6.75%, 1/15/44 (a)		10,107	11,054,531

			34,381,064

Italy – 1.2%
Buoni Poliennali Del Tesoro:
2.55%, 10/22/16	EUR	22,308	31,971,319
2.25%, 4/22/17		19,872	28,219,964
5.50%, 11/01/22		9,300	15,147,109
4.50%, 5/01/23		1,307	1,992,308
2.35%, 9/15/24 (a)		72,281	101,164,953

			178,495,653

28	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Mexico – 0.0%
United Mexican States, 4.00%, 10/02/23	USD	130	$131,300

Netherlands – 1.0%
Kingdom of the Netherlands, 1.25%, 1/15/18 (a)	EUR	100,000	141,349,002

Portugal – 1.7%
Portugal Obrigacoes do Tesouro OT:
4.75%, 6/14/19 (a)		106,225	158,704,573
4.95%, 10/25/23 (a)		14,410	21,389,858
5.65%, 2/15/24 (a)		11,140	17,280,222
4.10%, 4/15/37 (a)		17,290	22,064,657
Republic of Portugal, 3.50%, 3/25/15	USD	19,150	19,409,808

			238,849,118

Slovenia – 0.6%
Republic of Slovenia:
4.13%, 2/18/19 (a)		14,870	15,375,580
4.13%, 2/18/19		14,870	15,375,580
4.13%, 1/26/20	EUR	2,400	3,575,127
5.50%, 10/26/22	USD	17,000	18,126,250
5.25%, 2/18/24 (a)		25,055	26,002,580

			78,455,117

South Africa – 0.9%
Republic of South Africa:
8.00%, 12/21/18	ZAR	970,670	92,831,383
6.50%, 2/28/41		497,120	35,398,079

			128,229,462

Spain – 0.8%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	1,500	1,695,379
Autonomous Community of Madrid Spain, 3.00%, 7/29/14		600	682,970
Autonomous Community of Valencia Spain:
3.25%, 7/06/15	EUR	1,470	2,051,483
4.38%, 7/16/15		2,245	3,195,894
4.00%, 11/02/16		2,200	3,176,975
Kingdom of Spain:
5.40%, 1/31/23 (a)		14,355	23,336,590
4.40%, 10/31/23 (a)		53,600	81,258,418

			115,397,709

Sri Lanka – 0.0%
Republic of Sri Lanka, 5.88%, 7/25/22	USD	2,100	2,110,500

Total Foreign Government Obligations – 7.0%			1,004,242,235

Investment Companies – 1.4%	Shares		Value

iShares iBoxx $ High Yield Corporate Bond ETF (j)		2,072,581	195,630,921

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 4.3%
Spain – 0.1%
MBS Bancaja 4 Fondo de Titulizacion de Activos, Series 4, Class A3, 0.47%, 7/23/50 (b)	EUR	5,085	6,766,197

			6,766,197

United Kingdom – 0.2%
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (b)	GBP	1,603	2,751,132

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
United Kingdom (concluded)
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.43%, 12/20/54 (b)	EUR	3,253	$4,447,461
Series 2007-2, Class 3A2, 0.43%, 12/17/54 (b)		3,547	4,848,375
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.15%, 12/22/54 (b)	GBP	4,036	6,970,001
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.42%, 1/15/39 (b)	USD	4,238	3,902,051
Residential Mortgage Securities PLC, Series 26, Class A1, 2.77%, 2/14/41 (b)	GBP	2,708	4,705,051
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.88%, 6/21/55 (b)		2,227	3,766,977

			31,391,048

United States – 4.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.20%, 3/25/37 (b)	USD	3	2,933
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.85%, 2/25/47 (b)		40,343	24,251,229
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35 (b)		2,614	1,885,076
BCAP LLC Trust:
Series 2007-AA3, Class 1A1B, 0.29%, 4/25/37 (b)		8,169	7,046,315
Series 2010-RR11, Class 4A1, 5.17%, 3/27/47 (a)(b)		8,411	7,621,631
Series 2011-RR2, Class 1A1, 2.86%, 7/26/36 (a)(b)		7,750	7,670,681
Series 2011-RR9, Class 7A1, 2.13%, 4/26/37 (a)(b)		16,820	16,369,844
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.19%, 3/25/35 (b)		228	227,256
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		3,141	2,839,618
Series 2005-J3, Class 1A1, 0.70%, 5/25/35 (b)		7,775	6,765,004
Series 2006-19CB, Class A16, 6.00%, 8/25/36		6,676	6,029,837
Series 2006-25CB, Class A2, 6.00%, 10/25/36		283	250,276
Series 2006-34, Class A3, 0.85%, 11/25/46 (b)		13,294	7,686,270
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		7,267	5,984,893
Series 2006-8T1, Class 1A5, 6.00%, 4/25/36		6,400	5,353,136
Series 2006-OA10, Class 2A1, 0.34%, 8/25/46 (b)		19,712	14,549,294
Series 2006-OA11, Class A2, 0.33%, 9/25/46 (b)		5,722	4,311,332
Series 2006-OA11, Class A4, 0.34%, 9/25/46 (b)		12,332	9,301,121
Series 2006-OA2, Class A5, 0.38%, 5/20/46 (b)		12,134	7,559,552
Series 2006-OA21, Class A1, 0.35%, 3/20/47 (b)		12,622	9,852,687
Series 2006-OA3, Class 2A1, 0.36%, 5/25/36 (b)		13,402	10,370,630
Series 2006-OC2, Class 2A3, 0.44%, 2/25/36 (b)		42,771	28,737,443
Series 2007-13, Class A4, 6.00%, 6/25/47		10,908	8,973,897

BLACKROCK FUNDS II	MARCH 31, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2007-19, Class 1A34, 6.00%, 8/25/37	USD	13,967	$11,554,479
Series 2007-19, Class 1A4, 6.00%, 8/25/37		7,583	6,273,001
Series 2007-22, Class 2A16, 6.50%, 9/25/37		34,893	28,368,475
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		812	686,366
Series 2007-OA6, Class A1A, 0.29%, 6/25/37 (b)		14,610	12,390,707
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-HYB9, Class 2A1, 2.42%, 2/20/36 (b)		19,544	16,601,591
Series 2006-17, Class A6, 6.00%, 12/25/36		1,753	1,547,968
Series 2006-OA4, Class A1, 1.11%, 4/25/46 (b)		53,345	29,742,090
Series 2006-OA4, Class A3, 0.49%, 4/25/46 (b)		11,549	6,159,821
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.60%, 1/27/36 (a)(b)		3,172	3,153,732
Series 2011-2R, Class 1A1, 2.60%, 3/27/37 (a)(b)		3,032	2,962,074
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		4,443	4,394,876
Series 2011-4R, Class 5A1, 2.54%, 5/27/36 (a)(b)		4,622	4,411,465
Series 2011-4R, Class 6A1, 2.62%, 5/27/36 (a)(b)		1,973	1,938,868
Series 2011-5R, Class 1A1, 2.73%, 7/27/36 (a)(b)		3,002	2,976,415
Series 2011-5R, Class 2A1, 2.54%, 8/27/46 (a)(b)		7,050	6,684,783
Series 2011-5R, Class 3A1, 4.96%, 9/27/47 (a)(b)		2,127	2,091,351
Series 2011-6R, Class 6A1, 2.77%, 8/28/36 (a)(b)		4,745	4,572,568
Series 2013-6, Class 2A3, 3.50%, 8/25/43 (a)(b)		33,472	32,108,347
Credit Suisse Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		30,932	26,961,852
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 4.56%, 1/25/24 (b)		6,519	6,859,392
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.64%, 1/25/35 (b)		3,065	3,110,275
Series 2005-AR2, Class 2A1, 2.75%, 4/25/35 (b)		1,499	1,497,153
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.79%, 11/25/37 (b)		4,390	4,159,762
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX2, Class A1A, 0.31%, 4/25/37 (b)		13,297	11,448,470
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.74%, 7/25/35 (b)		232	234,945
Lehman XS Trust, Series 2007-20N, Class A1, 1.30%, 12/25/37 (b)		30,017	20,744,740
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.50%, 5/25/35 (a)(b)		9,863	8,385,135
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.06%, 9/25/35 (b)		277	265,423
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 0.34%, 2/25/37 (a)(b)		33,281	31,284,140

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
United States (concluded)
RBSSP Resecuritization Trust:
Series 2013-4, Class 1A1, 1.65%, 12/26/37 (a)(b)	USD	17,789	$16,499,485
Series 2013-5, Class 3A1, 0.51%, 1/26/36 (a)(b)		34,080	29,220,786
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 0.55%, 9/25/35 (a)(b)		10,033	9,053,799
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.39%, 5/25/35 (b)		3,266	2,862,140
Series 2007-2, Class 3A3, 3.55%, 4/25/37 (b)		4,095	3,398,878
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3, 4.65%, 2/25/24 (b)		8,000	8,504,768
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1A, 0.89%, 6/25/47 (b)		8,881	7,857,081
Washington Mutual Alternative Mortgage Pass-Through Certificates:
Series 2006-2, Class 4CB, 6.00%, 3/25/36		3,224	2,308,763
Series 2006-AR6, Class 2A, 1.08%, 8/25/46 (b)		15,878	10,853,102

			577,769,021

Commercial Mortgage-Backed Securities – 8.5%
Cayman Islands — 0.1%
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		6,487	6,421,688
VFC LLC, Series 2013-1, Class A, 3.13%, 3/20/26 (a)		5,356	5,414,939

			11,836,627

Ireland – 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.38%, 8/27/24 (b)	EUR	3,891	5,533,913
Talisman Finance PLC, Series 6, Class A, 0.46%, 10/22/16 (b)		5,688	7,503,599

			13,037,512

Italy – 0.1%
Fondi Immobili Pubblici Funding SRL, Series 1, Class A2, 0.87%, 1/10/23 (b)		10,198	12,890,238

			12,890,238

United States – 8.2%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AJ, 5.77%, 5/10/45 (b)	USD	2,000	2,124,418
Series 2006-3, Class AM, 5.85%, 7/10/44 (b)		4,360	4,553,828
Series 2006-6, Class AJ, 5.42%, 10/10/45		7,530	7,537,379
Series 2007-3, Class AJ, 5.62%, 6/10/49 (b)		9,413	9,607,943
Series 2007-3, Class AM, 5.60%, 6/10/49 (b)		10,690	11,788,804
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.85%, 9/15/18 (a)(b)		19,320	19,320,000
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		122	121,918
Series 2005-6, Class AJ, 5.18%, 9/10/47 (b)		200	210,976
Banc of America Re-REMIC Trust:
Series 2009-UB1, Class A4B, 5.60%, 6/24/50 (a)(b)		3,300	3,621,750

30	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2010-UB4, Class A4B, 5.02%, 12/20/41 (a)(b)	USD	9,302	$9,442,255
Series 2012-CLRN, Class E, 3.36%, 8/15/29 (a)(b)		3,271	3,283,687
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		15,952	17,429,754
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		11,084	12,048,060
Series 2007-PW17, Class A3, 5.74%, 6/11/50		4,795	5,005,833
Series 2007-T28, Class AJ, 5.96%, 9/11/42 (b)		1,640	1,786,837
CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, 5.22%, 7/15/44 (b)		10,000	10,493,650
CD Mortgage Trust, Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		14,295	15,679,456
CGWF Commercial Mortgage Trust, Series 2013-RKWH, 2.06%, 11/15/15 (b)		4,630	4,629,995
Citigroup Commercial Mortgage Trust:
Series 2004-C1, Class J, 5.25%, 4/15/40 (a)(b)		1,740	1,751,374
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		1,110	1,131,750
Series 2014-GC19, 2.00%, 3/10/47		3,890	3,532,120
Series 2014-GC19, Class A3, 3.75%, 3/10/47		10,870	10,978,555
Series 2014-GC19, Class A4, 4.02%, 3/10/47		16,540	17,034,961
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		19,395	20,335,347
Commercial Mortgage Pass-Through Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,100	9,809,800
Series 2006-C8, Class AM, 5.35%, 12/10/46		5,700	6,237,117
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		1	1,274
Series 2007-C3, Class AAB, 5.68%, 6/15/39 (b)		5,412	5,723,538
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,944,773
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,512,147
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,335,253
Series 2012-LTRT, Class B, 3.80%, 10/05/30 (a)		2,730	2,567,633
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		4,510	4,335,576
Series 2013-CR11, Class AM, 4.72%, 9/10/23 (b)		3,560	3,795,893
Series 2013-CR11, Class D, 5.34%, 10/10/46 (a)(b)		4,100	3,888,493
Series 2013-CR12, Class D, 5.09%, 10/10/46 (a)(b)		8,380	7,757,710
Series 2013-CR7, Class C, 4.04%, 3/10/46 (a)(b)		2,000	1,917,664
Series 2013-FL3, Class MMHP, 3.76%, 10/13/28 (a)(b)		7,690	7,804,904
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		2,505	2,437,385
Series 2013-LC13, Class D, 5.05%, 8/10/46 (a)(b)		3,778	3,500,823
Series 2014-CR14, Class C, 4.61%, 2/10/47 (b)		1,795	1,832,081

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-CR15, Class D, 4.77%, 2/10/47 (a)(b)	USD	3,520	$3,226,038
Series 2014-CR16, Class D, 4.91%, 4/10/47 (a)(b)		5,890	5,267,956
Series 2014-TWC, Class E, 3.40%, 2/13/32 (a)(b)		24,465	24,556,744
Series 2014-TWC, Class F, 4.40%, 2/13/32 (a)(b)		12,440	12,486,650
Series 2014-UBS2, Class A5, 3.96%, 3/10/47		11,925	12,234,418
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		1,690	1,818,609
Series 2007-C4, Class A1AM, 5.97%, 9/15/39 (b)		10,789	11,616,330
Series 2007-C4, Class AM, 5.76%, 9/15/39 (b)		4,315	4,660,830
Series 2009-RR1, Class A3C, 5.38%, 2/15/40 (a)		4,235	4,416,004
Series 2014-2R, Class 28A1, 3.00%, 6/29/37 (a)		9,696	9,117,306
Series 2014-SURF, Class E, 3.26%, 2/15/29 (a)(b)		1,200	1,202,399
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C2, Class AMFL, 0.41%, 4/15/37 (b)		4,230	4,025,606
Series 2005-C3, Class AJ, 4.77%, 7/15/37		5,445	5,580,619
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,528,824
Series 2005-C6, Class AJ, 5.23%, 12/15/40 (b)		3,705	3,881,790
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.43%, 4/15/22 (a)(b)		7,620	7,462,929
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.42%, 8/10/44 (a)(b)		4,725	5,114,595
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.17%, 3/15/18 (a)(b)		8,870	8,894,836
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		8,918	8,946,307
Extended Stay America Trust:
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,489,497
Series 2013-ESHM, Class M, 7.63%, 12/05/19 (a)		3,292	3,287,773
FREMF Mortgage Trust, Series 2014-K714, Class B, 3.86%, 1/25/47 (a)(b)		2,525	2,526,502
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ, 5.07%, 7/10/45 (b)		4,000	4,178,224
GE Capital Commercial Mortgage Corp. Trust:
Series 2007-C1, Class A2, 5.42%, 12/10/49		1,531	1,531,467
Series 2007-C1, Class AAB, 5.48%, 12/10/49		956	990,116
GP Portfolio Trust, Series 2014-GPP, Class E, 4.01%, 2/15/27 (a)(b)		17,265	17,287,134
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.03%, 12/10/49 (b)		13,622	13,736,820
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		13,605	14,947,351
GS Mortgage Securities Corp Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		9,635	9,457,947

BLACKROCK FUNDS II	MARCH 31, 2014	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2013-NYC5, Class G, 3.65%, 1/10/30 (a)(b)	USD	4,445	$4,288,629
GS Mortgage Securities Corp. II,
Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		9,480	8,377,438
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		620	627,953
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.59%, 4/10/38 (b)		2,418	2,467,661
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		3,840	3,802,084
Series 2014-GC18, Class D, 1.00%, 1/10/47 (a)(b)		3,505	3,171,804
Hilton USA Trust:
Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (a)(b)		4,410	4,409,656
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		11,120	11,311,998
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		31,705	32,082,226
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class D, 5.08%, 11/15/45 (a)(b)		4,120	3,850,239
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-PHH, Class D, 3.42%, 10/15/25 (a)(b)		6,000	6,035,484
Series 2012-PHH, Class E, 3.42%, 10/15/25 (a)(b)		1,550	1,545,900
Series 2014-FL4, Class C, 2.36%, 12/15/30 (a)(b)		10,910	10,910,000
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		1,220	1,303,378
Series 2006-CB15, Class AM, 5.86%, 6/12/43 (b)		8,608	8,897,668
Series 2006-LDP6, Class AJ, 5.57%, 4/15/43 (b)		4,210	4,316,576
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		8,825	9,318,185
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		5,995	6,298,461
Series 2007-CB18, Class A3, 5.45%, 6/12/47		468	477,241
Series 2007-CB19, Class A1A, 5.70%, 2/12/49 (b)		22,138	24,615,648
Series 2007-CB20, Class AJ, 6.10%, 2/12/51 (b)		11,673	12,184,446
Series 2007-CB20, Class B, 6.17%, 2/12/51 (a)(b)		5,380	5,252,085
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		16,582	18,263,010
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,280	1,364,209
Series 2011-C4, Class E, 5.40%, 7/15/46 (a)(b)		3,515	3,686,690
Series 2011-PLSD, Class D, 5.55%, 11/13/44 (a)(b)		10,000	10,769,570
Series 2012-WLDN, Class A, 3.91%, 5/05/30 (a)		8,825	8,883,457
Series 2013-ALC, Class C, 3.60%, 7/17/26 (a)(b)		15,975	15,984,154
Series 2013-C17, Class B, 4.89%, 1/15/47 (b)		12,415	13,133,059
Series 2014-FBLU, Class D, 2.75%, 12/15/28 (a)(b)		9,205	9,222,269

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2014-FBLU, Class E, 3.65%, 12/15/28 (a)(b)	USD	7,010	$7,020,676
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.87%, 7/15/44 (b)		7,359	8,219,061
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)		6,000	6,093,594
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		7,105	7,348,304
Series 2005-C3, Class C, 4.92%, 7/15/40 (b)		4,475	4,549,643
Series 2006-C4, Class AJ, 5.86%, 6/15/38 (b)		3,377	3,559,659
Series 2007-C1, Class AJ, 5.48%, 2/15/40		14,594	15,027,808
Series 2007-C1, Class B, 5.51%, 2/15/40		3,163	3,127,347
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		30,085	31,967,810
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		4,821	5,324,385
Series 2007-C7, Class AJ, 6.26%, 9/15/45 (b)		14,649	15,195,896
Series 2007-C7, Class AM, 6.15%, 9/15/45 (b)		6,425	7,324,802
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		11,095	10,446,636
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		4,950	5,202,019
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		8,053	8,567,710
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.57%, 2/12/39 (b)		4,250	4,450,991
Series 2007-9, Class AM, 5.86%, 9/12/49 (b)		6,050	6,766,229
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-CKSV, Class CK, 4.30%, 10/15/30 (a)		7,915	6,837,509
Series 2013-C13, Class C, 4.90%, 11/15/46 (b)		3,821	3,917,335
Series 2014-C14, Class D, 4.84%, 2/17/47 (a)(b)		1,795	1,633,271
Morgan Stanley Capital I Trust:
Series 2004-HQ4, Class E, 5.15%, 4/14/40 (b)		4,300	4,334,335
Series 2005-HQ6, Class AJ, 5.07%, 8/13/42 (b)		3,800	3,940,752
Series 2005-HQ6, Class C, 5.17%, 8/13/42 (b)		6,880	7,072,289
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,113	3,302,946
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (b)		3,433	3,504,440
Series 2007-HQ12, Class AM, 5.58%, 4/12/49 (b)		14,255	15,473,845
Series 2007-HQ12, Class AMFL, 0.57%, 4/12/49 (b)		8,885	8,426,996
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,790	3,037,869
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		6,703	7,355,057
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		8,055	8,790,317
Series 2007-T25, Class AM, 5.54%, 11/12/49 (b)		3,645	3,981,306

32	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Morgan Stanley Capital I, Inc.,
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)	USD	270	$272,712
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (a)(d)		5,982	5,929,998
Series 2010-GG10, Class A4B, 5.82%, 8/15/45 (a)(b)		9,210	10,135,246
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		374	379,332
Series 2011-IO, Class B, 0.00%, 3/23/51 (a)(d)		11,160	10,881,000
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(d)		27,250	25,342,500
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		7,237	7,124,806
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		2,565	2,576,850
New York Mortgage Securitization Trust:
Series 2012-1, Class A, 6.65%, 12/27/47 (a)(b)		11,930	11,930,000
Series 2013-1, Class A, 5.40%, 11/27/17 (a)(b)		17,962	17,961,800
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class F, 5.04%, 2/11/36 (a)(b)		3,000	2,851,425
RBSCF Trust:
Series 2010-MB1, Class C, 4.69%, 4/15/24 (a)(b)		2,000	2,057,584
Series 2013-SMV, Class C, 3.58%, 3/11/31 (a)(b)		2,900	2,720,998
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		6,298	6,455,156
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		11,390	11,393,964
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)		745	743,864
Starwood Property Mortgage Trust,
Series 2013-FV1, Class D, 3.66%, 8/11/28 (a)(b)		12,595	12,605,492
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C12, Class E, 5.29%, 7/15/41 (b)		3,265	3,280,724
Series 2006-C28, Class AM, 5.60%, 10/15/48 (b)		3,250	3,529,035
Series 2006-WL7A, Class H, 0.56%, 9/15/21 (a)(b)		15,365	14,794,620
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		27,645	28,679,255
Series 2007-C33, Class AM, 5.92%, 2/15/51 (b)		12,320	13,660,231
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class E, 3.55%, 4/16/35 (a)(b)		13,720	11,320,345
Series 2013-BTC, Class F, 3.55%, 4/16/35 (a)(b)		18,291	13,181,336
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		3,224	3,225,648
WF-RBS Commercial Mortgage Trust:
Series 2014-LC14, Class C, 4.34%, 3/15/47 (b)		2,152	2,082,174
Series 2014-LC14, Class D, 4.59%, 3/15/47 (b)		7,455	6,490,845

			1,187,583,290

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations – 0.0%
United States – 0.0%
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.64%, 9/25/35 (a)(b)	USD	10,057	$1,213,391

Interest Only Commercial Mortgage-Backed Securities – 0.7%
United States – 0.7%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.92%, 12/15/14 (a)(b)		173,456	572,403
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class XA, 1.30%, 9/10/46 (b)		39,655	2,865,979
Series 2014-GC19, Class XA, 1.51%, 3/10/47 (b)		32,735	2,890,517
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.22%, 5/15/45 (b)		18,816	2,193,591
Series 2012-CR2, Class XA, 1.93%, 8/15/45 (b)		27,588	2,968,682
Series 2013-CR13, Class XA, 1.03%, 10/10/46 (b)		133,991	8,386,108
Series 2013-CR6, Class XA, 1.55%, 3/10/46 (b)		70,242	5,207,069
Series 2013-LC13, Class XA, 1.47%, 8/10/46 (b)		82,691	6,589,368
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		240,975	9,686,207
GS Mortgage Securities Corp. II,
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		96,585	3,711,085
GS Mortgage Securities Corp. Trust,
Series 2014-GC20, Class XA, 1.23%, 4/10/47		41,740	3,359,949
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.67%, 11/05/30 (a)(b)		169,959	2,115,309
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class XA, 1.18%, 2/15/47 (b)		37,452	2,681,555
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.10%, 1/15/47 (b)		88,196	6,080,878
Series 2013-FL3, Class XCP, 1.66%, 4/15/28 (a)(b)		188,295	671,648
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.25%, 11/15/46 (b)		90,443	7,167,784
Series 2013-C7, Class XA, 1.74%, 2/15/46 (b)		19,560	1,886,527
Series 2014-C14, Class XA, 1.32%, 1/15/47 (b)		268,285	21,143,542
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (b)		89,215	8,133,919

			98,312,120

Total Non-Agency Mortgage-Backed Securities — 13.5%			1,940,799,444

BLACKROCK FUNDS II	MARCH 31, 2014	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value

Capital Trusts

Austria – 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.75%, 10/09/43 (b)	EUR	3,000	$4,444,622

Belgium – 0.0%
Solvay Finance SA, 4.20% (b)(k)		260	360,877

Cayman Islands – 0.0%
Moon Wise Global Ltd., 9.00% (b)(k)	USD	4,550	4,242,875

China – 0.0%
Chalieco Hong Kong Corp. Ltd., 6.88% (b)(k)		2,100	2,105,250

Denmark – 0.2%
Danske Bank A/S, 5.75% (b)(k)	EUR	15,550	21,395,791

France – 0.3%
Credit Agricole SA, 7.88% (a)(b)(k)	USD	2,420	2,556,125
Electricite de France:
5.00% (b)(k)	EUR	4,200	5,980,286
7.00% (b)(k)	GBP	3,900	6,627,328
Societe Generale SA:
6.75% (b)(k)	EUR	16,525	23,050,357
8.25% (b)(k)	USD	2,130	2,295,075

			40,509,171

Germany – 0.5%
Volkswagen International Finance NV:
4.63% (b)(k)		34,910	48,394,310
3.75% (b)(k)	EUR	12,220	16,742,429

			65,136,739

Hong Kong – 0.0%
Sun Hung Kai Properties Capital Market Ltd., 3.38%, 2/25/24 (b)	USD	3,200	3,163,270

Ireland – 0.1%
XL Group PLC, 6.50% (b)(k)		10,501	10,330,359

Italy – 0.1%
Enel SpA:
5.25%, 1/15/75 (b)	EUR	2,900	4,067,119
6.63%, 9/15/76 (b)	GBP	4,080	7,023,670
8.75%, 9/24/73 (a)(b)	USD	6,200	6,957,020

			18,047,809

Spain – 0.3%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(k)	EUR	6,400	8,900,767
9.00% (b)(k)	USD	7,200	7,803,000
Banco Popular Espanol SA, 11.50% (b)(k)	EUR	5,900	9,245,802
Banco Santander SA, 6.25% (b)(k)		13,200	17,957,761

			43,907,330

Switzerland – 0.0%
Credit Suisse Group AG, 7.50% (b)(k)	USD	4,345	4,719,756

United Kingdom – 0.6%
Barclays Bank PLC, 4.75% (b)(k)	EUR	2,790	3,425,665
Barclays PLC:
8.00% (b)(k)		7,479	10,818,673
8.25% (b)(k)	USD	15,675	16,458,750
HBOS Capital Funding LP, 6.85% (k)		2,296	2,307,480
Lloyds Banking Group PLC, 6.38% (b)(k)	EUR	8,229	11,620,159
Nationwide Building Society, 6.88% (b)(k)	GBP	19,900	33,134,596
RBS Capital Trust B, 6.80% (k)	USD	2,010	1,979,850

			79,745,173

United States – 0.1%
JPMorgan Chase & Co., 6.00% (b)(k)		9,490	9,347,650

Preferred Securities	Par (000)		Value

United States (concluded)
JPMorgan Chase & Co., Series S, 6.75% (b)(k)	USD	4,836	$5,089,890
NBCUniversal Enterprise, Inc., 5.25% (a)(k)		4,900	4,949,000

			19,386,540

Total Capital Trusts – 2.2%			317,495,562

Preferred Stocks	Shares		Value

United Kingdom – 0.0%
Royal Bank of Scotland Group PLC, 6.60%		53,371	1,232,870
Royal Bank of Scotland Group PLC, 6.13%		10,674	235,362

			1,468,232

United States – 0.2%
Citigroup, Inc., 6.88%		715,000	18,640,050
SCE Trust III, 5.75%		75,504	1,932,902
State Street Corp., 5.90%		176,569	4,571,371
Wells Fargo & Co., 5.85% (b)		263,255	6,555,050

			31,699,373

Total Preferred Stocks – 0.2%			33,167,605

Trust Preferreds	Shares		Value

Netherlands – 0.0%
RBS Capital Funding Trust VII, Series G, 6.08% (k)		207,558	4,618,166

United Kingdom – 0.1%
SSE PLC, 5.03% (b)(k)		12,512,000	17,808,351

United States – 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		1,257,305	34,877,641

Total Trust Preferreds – 0.4%			57,304,158

Total Preferred Securities – 2.8%			407,967,325

Taxable Municipal Bonds	Par (000)		Value

California Educational Facilities Authority RB, 5.00%, 10/01/32	USD	7,880	9,748,663
California Health Facilities Financing Authority RB:
5.00%, 8/15/51		6,385	6,578,402
5.00%, 8/15/52		37,405	38,503,211
California Pollution Control Financing Authority RB, 5.00%, 11/21/45		5,250	5,183,903
California Statewide Communities Development Authority RB, 5.00%, 4/01/42		22,590	23,526,581
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/42		10,745	11,586,656
City of Detroit, MI Sewage Disposal System Revenue RB, AGM, Series D, 0.77%, 7/01/32 (b)		7,000	5,501,790
City of Memphis, TN GO, 5.00%, 4/01/44		13,250	14,367,373
Connecticut State Health & Educational Facility Authority RB, Series A-2, 5.00%, 7/01/40		7,225	7,781,614
County of Miami-Dade, FL Aviation RB, XLCA, Series A, 5.00%, 10/01/40		10,000	10,073,300
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43		35,955	36,234,370
El Paso County Hospital District GO, 5.00%, 8/15/43		10,000	10,495,400
Indiana Finance Authority RB, 5.00%, 5/01/42		15,355	15,703,251

34	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

Los Angeles Department of Water & Power RB, 5.00%, 7/01/43	USD	17,365	$18,636,292
Love Field Airport Modernization Corp RB, 5.25%, 11/01/40		4,500	4,618,080
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 7/01/43		10,000	10,223,100
Metropolitan Transportation Authority RB:
5.00%, 11/15/42		6,630	6,956,395
5.00%, 11/15/43		10,885	11,435,890
New Jersey Economic Development Authority RB:
5.38%, 1/01/43		15,725	16,149,732
5.63%, 1/01/52		10,520	10,824,344
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/44		8,000	8,597,120
New Jersey Transportation Trust Fund Authority RB:
5.00%, 6/15/42		9,655	10,070,068
Series B, 5.00%, 6/15/42		13,820	14,421,861
New York City Water & Sewer System RB:
5.00%, 6/15/44		9,500	10,016,040
5.00%, 6/15/45		10,775	11,359,759
5.00%, 6/15/47		15,600	16,443,024
5.00%, 6/15/47		6,330	6,719,232
5.00%, 6/15/47		1,950	2,060,292
New York State Dormitory Authority RB:
5.00%, 7/01/38		4,250	4,614,225
5.00%, 2/15/43		8,425	9,009,695
Private Colleges & Universities Authority RB, 5.00%, 10/01/43		16,520	17,978,551
San Bernardino County Transportation Authority RB, 5.25%, 3/01/40		9,045	10,167,665
San Diego Community College District GO, 5.00%, 8/01/43		10,000	10,852,700
San Jose Financing Authority RB, 5.00%, 6/01/39		5,990	6,346,465
South Carolina State Public Service Authority RB:
5.00%, 12/01/48		25,715	26,896,604
5.50%, 12/01/53		10,500	11,272,065
South Miami Health Facilities Authority RB, 5.00%, 8/15/42		5,375	5,512,009
State of California GO:
5.00%, 4/01/42		1,680	1,779,826
5.00%, 9/01/42		11,500	12,196,440
5.00%, 4/01/43		21,765	23,125,965
5.00%, 11/01/43		775	825,995
State of Illinois GO, 5.00%, 2/01/39		16,095	16,394,528
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/32		10,830	10,905,160
University of Houston RB, 5.00%, 2/15/43		5,000	5,322,100
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		28,520	31,218,277
Virginia Small Business Financing Authority RB, 5.50%, 1/01/42		30,025	30,660,329
Waco Educational Finance Corp. RB, 5.00%, 3/01/43		9,975	10,445,820

Total Taxable Municipal Bonds – 4.2%			599,340,162

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 0.3%
FREMF Mortgage Trust:
Series 2013-K713, Class B, 3.17%, 4/25/20 (b)	USD	1,060	$1,027,217
Series 2013-K712, Class B, 3.37%, 12/25/19 (b)		12,950	12,780,627
Series 2012-K501, Class C, 3.49%, 11/25/46 (a)(b)		8,868	8,919,434
Series 2013-K32, Class B, 3.54%, 10/25/46 (a)(b)		7,510	7,049,577
Series 2013-K30, Class B, 3.56%, 6/25/45 (a)(b)		5,045	4,751,290
Series 2012-K710, Class C, 3.82%, 6/25/47 (a)(b)		2,000	1,967,094
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)		565	565,421

			37,060,660

Collateralized Mortgage Obligations – 3.0%
Fannie Mae:
Series 2013-100, Class CA, 4.00%, 3/25/39		19,818	21,003,501
Series 2014-26, Class KA, 4.00%, 3/01/44 (l)		62,678	66,330,952
Series 2014-27, Class CA, 4.00%, 11/01/43 (l)		61,742	65,255,988
Series 2014-30, Class A, 4.00%, 4/01/44 (l)		27,954	29,587,901
Freddie Mac:
Series 4329, Class A, 4.00%, 8/01/43 (l)		21,367	22,595,603
Series 4328, Class DA, 4.00%, 3/01/44 (l)		28,151	29,791,675
Series 4327, Class A, 4.00%, 11/01/42 (l)		56,826	60,271,076
Series 4324, Class EA, 4.00%, 12/01/43 (l)		38,138	40,478,422
Series 4325, Class MA, 4.00%, 1/01/44 (l)		29,440	31,143,542
Series 4267, Class CA, 4.00%, 5/15/39		62,763	66,456,445

			432,915,105

Interest Only Collateralized Mortgage Obligations – 0.1%
Freddie Mac, Series 4213, Class IG, 4.01%, 6/15/43		38,623	8,555,986
Ginnie Mae, Series 2013-103, Class IO, 5.00%, 6/20/43		42,196	8,903,507

			17,459,493

Interest Only Commercial Mortgage-Backed Securities – 0.1%
Freddie Mac:
Series K030, Class X1, 0.23%, 4/25/23 (b)		103,756	1,753,065
Series K036, Class X1, 0.80%, 10/25/23 (b)		38,316	2,271,124
Series K024, Class X1, 0.90%, 9/25/22 (b)		37,940	2,224,372
Series K008, Class X1, 1.66%, 6/25/20 (b)		19,170	1,487,241
Series K009, Class X1, 1.49%, 8/25/20 (b)		27,542	1,939,928

BLACKROCK FUNDS II	MARCH 31, 2014	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (concluded)
Series K017, Class X1, 1.44%, 12/25/21 (b)	USD 19,567	$1,671,285
Series K021, Class X1, 1.51%, 6/25/22 (b)	21,479	2,062,655
Series K501, Class X1A, 1.74%, 8/25/16 (b)	27,244	743,434
Series K707, Class X1, 1.56%, 1/25/47 (b)	18,005	1,131,441
Series K710, Class X1, 1.78%, 5/25/19 (b)	15,271	1,176,563
Ginnie Mae:
Series 2012-120, Class IO, 1.02%, 2/16/53 (b)	22,327	1,608,781
Series 2009-80, Class IO, 1.17%, 9/16/51 (b)	11,813	800,864

		18,870,753

Mortgage-Backed Securities – 27.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29 (m)	295,900	295,668,843
3.00%, 2/01/43-4/01/44 (m)	189,701	183,090,993
3.50%, 7/01/42-4/01/44 (m)	527,599	527,136,368
4.00%, 8/01/33-4/01/44 (m)	2,370,590	2,467,885,269
4.50%, 1/01/15-4/01/44 (m)	109,303	116,483,217
5.00%, 4/01/44 (m)	171,600	187,084,223
6.00%, 3/01/38	13	14,524
Ginnie Mae Mortgage-Backed Securities, 4.00%, 4/15/44 (m)	177,800	186,828,897

		3,964,192,334

Total U.S. Government Sponsored Agency Securities – 31.0%		4,470,498,345

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds, 3.63%, 2/15/44	1	809
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	11,836	10,314,083
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/18-1/15/23	265,561	270,182,431
0.38%, 7/15/23	56,960	56,337,046
0.63%, 1/15/24	281,160	282,127,000
U.S. Treasury Notes:
0.38%, 3/31/16	95,125	95,020,933
1.63%, 3/31/19	630,935	627,731,112
2.00%, 2/28/21	9,535	9,353,988
2.25%, 3/31/21	10,340	10,301,225
2.75%, 2/15/24	101,497	101,719,376

Total U.S. Treasury Obligations – 10.1%		1,463,088,003

Warrants(n)	Shares	Value

Nippon Meat Packers, Inc. (Issued/exercisable 3/10/14, 1 Share for 1 warrant, Expires 8/28/18)	5,000,000	4,965
Takashimaya Co. Ltd. (Issued/exercisable 12/11/13, 1 Share for 1 warrant, Expires 11/19/18, Strike Price JPY 104.41)	2,000,000	140,677

Total Warrants – 0.0%		145,642

Total Long-Term Investments (Cost – $15,671,363,144) – 110.1%		15,872,468,243

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements – 6.3%
Barclays Bank PLC, (0.25)%, Open (Purchased on 9/11/13 to be repurchased at EUR 7,596,332, collateralized by Kingdom of Spain, 3.75% due at 10/31/18, par and fair value of EUR 7,530,000 and $11,301,899, respectively)	EUR	7,696	$10,602,905
Barclays Bank PLC, 0.04%, Open (Purchased on 11/19/13 to be repurchased at EUR 16,960,669, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 15,810,000 and $24,051,404, respectively)		16,928	23,321,625
Barclays Bank PLC, 0.04%, Open (Purchased on 9/04/13 to be repurchased at EUR 3,885,029, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 3,650,000 and $5,552,664, respectively)		3,877	5,341,643
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 2,780,084, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 2,515,000 and $3,826,014, respectively)		2,774	3,821,272
Barclays Bank PLC, 0.05%, Open (Purchased on 1/22/14 to be repurchased at EUR 4,471,920, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,950,000 and $5,973,949, respectively)		4,445	6,123,217
Barclays Bank PLC, 0.05%, Open (Purchased on 11/18/13 to be repurchased at EUR 11,072,637, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 10,657,000 and $15,733,195, respectively)		11,030	15,194,953
Barclays Bank PLC, 0.05%, Open (Purchased on 9/04/13 to be repurchased at EUR 4,003,037, collateralized by Portugal Obrigacoes do Tesouro OT, 4.75% due at 6/14/19, par and fair value of EUR 3,980,000 and $5,946,286, respectively)		3,991	5,498,744
Barclays Bank PLC, 0.08%, Open (Purchased on 11/26/13 to be repurchased at EUR 1,413,905, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, par and fair value of EUR 1,307,000 and $1,992,308, respectively)		1,403	1,933,091
Barclays Bank PLC, 0.08%, Open (Purchased on 3/05/14 to be repurchased at EUR 12,751,400, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 11,617,000 and $17,202,065, respectively)		12,680	17,468,033
Barclays Bank PLC, 0.10%, Open (Purchased on 1/22/14 to be repurchased at EUR 58,053,153, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,770,000 and $79,585,616, respectively)		57,848	79,695,089
Barclays Capital, Inc., 0.00%, 4/02/14 (Purchased on 3/26/14 to be repurchased at $26,623,688, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 26,295,000 and $26,414,142, respectively)	USD	26,624	26,623,687

36	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 0.00%, 4/02/14 (Purchased on 3/27/14 to be repurchased at $31,329,843, collateralized by U.S. Treasury Notes, 1.50% due at 2/28/19, par and fair value of USD 30,791,000 and $30,483,090, respectively)	USD	31,330	$31,329,843
BNP Paribas Securites Corp., 0.04%, Open (Purchased on 3/13/14 to be repurchased at $4,543,647, collateralized by U.S. Treasury Notes, 2.75% due at 11/15/23, par and fair value of USD 4,470,000 and $4,490,254, respectively)		4,526	4,525,875
Citigroup Global Markets Holdings, Inc., (0.07)%, Open (Purchased on 10/21/13 to be repurchased at EUR 56,540,509, collateralized by Republic of France, 1.00% due at 7/25/17, par and fair value of EUR 56,200,000 and $78,786,536, respectively)	EUR	56,692	78,101,795
Citigroup Global Markets, Inc., (0.35)%, Open (Purchased on 2/04/14 to be repurchased at $9,575,914, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, par and fair value of USD 9,671,000 and $9,620,256, respectively)	USD	9,719	9,719,355
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 12/17/13 to be repurchased at $4,000,508, collateralized by Anadarko Petroleum Corp., 6.45% due at 9/15/36, par and fair value of USD 3,600,000 and $4,258,055, respectively)		4,095	4,095,000
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 2/18/14 to be repurchased at $4,961,991, collateralized by Mallinckrodt International Finance SA, 4.75% due at 4/15/23, par and fair value of USD 5,300,000 and $5,048,250, respectively)		5,009	5,008,500
Citigroup Global Markets, Inc., 0.03%, 4/02/14 (Purchased on 3/26/14 to be repurchased at $105,550,984, collateralized by U.S. Treasury Bonds, 3.63% due at 2/15/44, par and fair value of USD 103,692,000 and $104,890,078, respectively)		104,599	104,599,305
Credit Suisse Securities (USA) LLC, 0.02%, Open (Purchased on 3/21/14 to be repurchased at $82,770,902, collateralized by U.S. Treasury Notes, 0.63% due at 4/30/18, par and fair value of USD 85,150,000 and $82,482,421, respectively)		82,702	82,701,937
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 1/16/14 to be repurchased at $6,938,327, collateralized by Enterprise Products Operating LLC, 3.35% due at 3/15/23, par and fair value of USD 7,220,000 and $7,042,634, respectively)		7,003	7,003,400
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 1/27/14 to be repurchased at $7,010,092, collateralized by Enterprise Products Operating LLC, 3.35% due at 3/15/23, par and fair value of USD 7,220,000 and $7,042,633, respectively)		7,076	7,075,600
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 12/17/13 to be repurchased at $8,990,585, collateralized by LYB International Finance BV, 4.00% due at 7/15/23, par and fair value of USD 9,000,000 and $9,178,587, respectively)		9,079	9,078,750

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (continued)
Deutsche Bank Securities, Inc., 0.00%, Open (Purchased on 3/21/14 to be repurchased at $16,936,250, collateralized by U.S. Treasury Notes, 0.75% due at 3/15/17, par and fair value of USD 17,000,000 and $16,936,250, respectively)	USD	16,936	$16,936,250
JPMorgan Chase Bank N.A., (0.25)%, Open (Purchased on 2/07/14 to be repurchased at EUR 7,987,190, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, par and fair value of EUR 7,000,000 and $10,953,297, respectively)	EUR	8,099	11,158,197
JPMorgan Chase Bank N.A., (0.05)%, Open (Purchased on 3/05/14 to be repurchased at EUR 1,339,656, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 1,080,000 and $1,767,738, respectively)		1,345	1,852,304
Merrill Lynch, Pierce, Fenner & Smith, Inc., (0.25)%, Open (Purchased on 3/27/14 to be repurchased at $6,825,512, collateralized by AT&T Inc., 2.63% due at 12/01/22, par and fair value of USD 7,270,000 and $6,759,581, respectively)	USD	6,979	6,979,200
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, Open (Purchased on 3/13/14 to be repurchased at $165,371,166, collateralized by U.S. Treasury Notes, 0.63% due at 4/30/18, par and fair value of USD 169,040,000 and $163,744,315, respectively)		165,025	165,025,298
Morgan Stanley & Co. International PLC, (0.05)%, Open (Purchased on 1/08/14 to be repurchased at EUR 4,523,692, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 3,874,000 and $6,467,483, respectively)	EUR	4,542	6,257,684
RBC Capital Markets LLC, (0.05)%, Open (Purchased on 2/03/14 to be repurchased at $2,193,748, collateralized by General Motors Co., 4.88% due at 10/02/23, par and fair value of USD 2,130,000 and $2,183,250, respectively)	USD	2,205	2,204,550
RBC Capital Markets LLC, (0.05)%, Open (Purchased on 2/10/14 to be repurchased at $14,057,033, collateralized by Occidental Petroleum Corp., 2.70% due at 2/15/23, par and fair value of USD 14,710,000 and $13,900,729, respectively)		14,122	14,121,600
RBC Capital Markets LLC, (0.05)%, Open (Purchased on 9/06/13 to be repurchased at $14,163,786, collateralized by Target Corp., 2.90% due at 1/15/22, par and fair value of USD 14,740,000 and $14,432,671, respectively)		14,224	14,224,100

BLACKROCK FUNDS II	MARCH 31, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Borrowed Bond Agreements (concluded)
UBS Ltd., (0.25)%, Open (Purchased on 12/09/13 to be repurchased at EUR 10,258,547, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 9,550,000 and $14,519,705, respectively)	EUR 10,481	$14,439,397
UBS Ltd., 0.14%, Open (Purchased on 3/12/14 to be repurchased at EUR 89,978,196, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, par and fair value of EUR 79,730,000 and $121,535,334, respectively)	88,827	122,373,418

		914,435,617

	Shares	Value

Money Market Funds – 6.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (j)(o)	978,912,407	978,912,407

Total Short-Term Securities (Cost – $1,891,643,524) – 13.1%		1,893,348,024

Options Purchased		Value

(Cost – $61,504,480) – 0.3%		46,218,849

Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds
(Cost – $17,624,511,148*) – 123.5%		17,812,035,116

Options Written		Value

(Premiums Received – $ 12,013,913) – (0.0)%		(7,478,274)

TBA Sale Commitments (m)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29	USD 538,400	(537,979,402)
3.00%, 4/01/29	355,900	(365,576,031)
3.50%, 4/01/44	535,050	(538,226,859)
4.00%, 4/01/44	1,283,000	(1,333,518,125)
4.50%, 4/01/44	31,200	(33,281,626)
5.00%, 4/01/44	487,700	(531,251,505)
Ginnie Mae Mortgage-Backed Securities,
3.50%, 4/15/44	177,800	(181,439,335)

Total TBA Sale Commitments (Proceeds – $3,519,604,707) – (24.4)%		(3,521,272,883)

Borrowed Bonds	Par (000)		Value

Corporate Bonds – (0.6)%
Anadarko Petroleum Corp., 6.45%, 9/15/36	USD	3,600	$(4,258,055)
AT&T Inc., 2.63%, 12/01/22		7,270	(6,759,581)
Enterprise Products Operating LLC,
3.35%, 3/15/23		14,440	(14,085,267)
General Electric Capital Corp., 1.63%, 4/02/18		9,671	(9,620,256)
General Motors Co., 4.88%, 10/02/23 (a)		2,130	(2,183,250)
LYB International Finance BV, 4.00%, 7/15/23		9,000	(9,178,587)
Mallinckrodt International Finance SA,
4.75%, 4/15/23 (a)		5,300	(5,048,250)
Occidental Petroleum Corp., 2.70%, 2/15/23		14,710	(13,900,729)
Target Corp., 2.90%, 1/15/22		14,740	(14,432,671)

			(79,466,646)

Foreign Government Obligations – (2.7)%
Buoni Poliennali Del Tesoro,
3.75%, 3/01/21-8/01/21	EUR	22,274	(32,935,260)
4.50%, 5/01/23-3/01/26		84,987	(129,501,591)
Kingdom of Spain,
4.10%, 7/30/18		21,975	(33,430,082)
4.60%, 7/30/19		7,000	(10,953,297)
5.50%, 4/30/21		1,080	(1,767,738)
5.85%, 1/31/22		3,874	(6,467,483)
Portugal Obrigacoes do Tesouro OT,
4.75%, 6/14/19 (a)		3,980	(5,946,286)
Republic of France,
1.00%, 7/25/17		112,970	(158,372,152)
3.00%, 4/25/22		9,550	(14,519,705)

			(393,893,594)

U.S. Treasury Obligations – (3.0)%
U.S. Treasury Bonds, 3.63%, 2/15/44	USD	103,692	(104,890,887)
U.S. Treasury Notes,
0.75%, 3/15/17		17,000	(16,936,250)
0.63%, 4/30/18		254,190	(246,226,736)
1.50%, 2/28/19		30,791	(30,483,090)
2.75%, 11/15/23		30,765	(30,904,396)

			(429,441,359)

Total Borrowed Bonds (Proceeds – $877,848,195) – (6.3)%			(902,801,599)

Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds – 92.8%			13,380,482,360
Other Assets in Excess of Liabilities – 7.2%			1,038,407,260

Net Assets – 100.0%			$14,418,889,620

38	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Notes to Consolidated Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,634,891,978

Gross unrealized appreciation	$281,620,223
Gross unrealized depreciation	(104,477,085)

Net unrealized appreciation	$177,143,138

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Par is less than $500.
(d)	Zero-coupon bond.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Non-income producing security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold		Shares Held at March 31, 2014	Value at March 31, 2014	Income	Realized Loss
BlackRock Liquidity Funds,
TempFund, Institutional Class	2,613,616,687	—	(1,634,704,280	)*	978,912,407	$978,912,407	$150,680	—
iShares iBoxx $ High Yield Corporate Bond Fund	2,750,000	—	(677,419)		2,072,581	$195,630,921	$2,229,345	$(356,999)

      *Represents net shares sold.

(k)	Security is perpetual in nature and has no stated maturity date.
(l)	When-issued security.
(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	$20,236,031	$69,656
BNP Paribas Securities Corp.	$13,511,875	$(8,125)
Citigroup Global Markets, Inc.	$(28,665,281)	$(44,234)
Credit Suisse Securities (USA) LLC	$(23,263,931)	$(572,982)
Deutsche Bank Securities, Inc.	$(153,884,201)	$(989,537)
Goldman Sachs & Co.	$(110,849,037)	$(455,740)
J.P. Morgan Securities LLC	$(473,162,300)	$(2,359,027)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$46,469,247	$(608,964)
Morgan Stanley & Co. LLC	$143,783,594	$(937,528)
Nomura Securities International, Inc.	$(40,069,952)	$(90,401)
RBC Capital Markets, LLC	$(38,249,000)	$(123,625)
RBS Securities, Inc.	$(6,639,188)	$28,875
Wells Fargo Securities, LLC	$(18,489,375)	$104,063

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(o)	Represents the current yield as of report date.

BLACKROCK FUNDS II	MARCH 31, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest

Deutsche Bank Securities, Inc.	(0.63%)	9/03/13	Open	$1,398,000	$1,398,000
Barclays Bank PLC	(5.75%)	2/19/14	Open	2,359,989	2,359,989

Total				$3,757,989	$3,757,989

[1]	Rate shown is as of report date.
[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

	Hang Seng China Enterprises
(108)	Index	Hong Kong	April 2014	USD	7,018,294	$(44,548)
(150)	SGX CNX Nifty Index	Singapore	April 2014	USD	2,026,200	(24,769)
181	CBOE Volatility Index	Chicago Board of Options	May 2014	USD	2,868,850	(149,655)
	90-day Australian Bank Bill
1,155	Rate	Sydney	June 2014	USD	1,064,222,810	(144,274)
	Canadian Bankers
750	Acceptance	Montreal	June 2014	USD	167,469,471	(104,909)
(1,739)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	162,118,275	(774,651)
659	Euro STOXX 50 Index	Eurex	June 2014	USD	28,144,158	1,218,028
(1,916)	Euro STOXX Banks Index	Eurex	June 2014	USD	20,232,466	(423,834)
(2,121)	Euro-Bobl	Eurex	June 2014	USD	366,332,498	(168,818)
(3,816)	Euro-Bund	Eurex	June 2014	USD	753,768,691	(3,198,133)
(149)	Euro-Buxl	Eurex	June 2014	USD	26,475,843	(63,451)
	Euro-OAT French Government
(285)	Bonds	Eurex	June 2014	USD	53,504,002	(455,142)
(83)	Euro-Schatz	Eurex	June 2014	USD	12,625,463	10,972
(1,586)	Gilt British	NYSE Liffe	June 2014	USD	289,606,351	(229,350)
572	Nikkei 225 Index	Chicago Mercantile	June 2014	USD	42,370,900	1,823,437
54	Nikkei 225 Index	Osaka	June 2014	USD	7,758,756	298,456
(479)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	63,811,781	(118,993)
(11,259)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	1,390,486,500	2,719,436
(2,310)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	507,189,375	695,952
(7,454)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	886,676,594	4,493,772
(11)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	1,589,156	(24,392)
	Canadian Bankers
361	Acceptance	Montreal	September 2014	USD	80,608,639	(64,534)
	Canadian Bankers
(1,111)	Acceptance	Montreal	June 2015	USD	247,701,244	215,329
(3,475)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	858,715,938	965,513
173	3-month EURIBOR	NYSE Liffe	June 2016	USD	59,196,378	47,966
526	3-month EURIBOR	NYSE Liffe	September 2016	USD	179,785,086	667,755
(173)	3-month EURIBOR	NYSE Liffe	June 2017	USD	58,922,293	(80,552)
(526)	3-month EURIBOR	NYSE Liffe	September 2017	USD	178,933,624	(900,481)
(324)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	78,460,650	(134,699)

Total						$6,051,431

40	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	34,047,850	USD	14,660,000	Deutsche Bank AG	4/02/14	$337,843
USD	14,660,000	BRL	34,707,550	Goldman Sachs International	4/02/14	(628,436)
USD	8,652,884	CNY	52,735,000	BNP Paribas S.A.	4/17/14	174,913
GBP	313,957,000	USD	521,890,407	Bank of America N.A.	4/22/14	1,436,196
USD	10,795,618	AUD	12,318,000	Goldman Sachs International	4/22/14	(610,922)
USD	3,240,654	CNY	19,799,000	BNP Paribas S.A.	4/22/14	57,994
USD	3,739,492	CNY	22,910,000	BNP Paribas S.A.	4/22/14	56,744
USD	56,765,715	CNY	343,197,000	Citibank N.A.	4/22/14	1,597,302
USD	13,491,901	EUR	9,996,000	Bank of America N.A.	4/22/14	(278,464)
USD	38,157,761	EUR	28,050,000	Bank of America N.A.	4/22/14	(483,568)
USD	10,961,556	EUR	8,093,000	Barclays Bank PLC	4/22/14	(187,260)
USD	1,400,946,150	EUR	1,030,384,000	Barclays Bank PLC	4/22/14	(18,497,974)
USD	3,510,391	EUR	2,570,000	BNP Paribas S.A.	4/22/14	(30,009)
USD	4,156,000	EUR	3,048,000	BNP Paribas S.A.	4/22/14	(42,887)
USD	4,455,795	EUR	3,200,000	BNP Paribas S.A.	4/22/14	47,515
USD	4,547,512	EUR	3,364,000	BNP Paribas S.A.	4/22/14	(86,692)
USD	7,098,788	EUR	5,246,000	BNP Paribas S.A.	4/22/14	(128,036)
USD	8,921,769	EUR	6,544,000	BNP Paribas S.A.	4/22/14	(93,164)
USD	13,589,787	EUR	9,990,000	Citibank N.A.	4/22/14	(172,313)
USD	65,182,770	EUR	47,275,000	Citibank N.A.	4/22/14	57,321
USD	18,306,948	EUR	13,200,000	Deutsche Bank AG	4/22/14	122,793
USD	23,682,220	EUR	17,131,000	Deutsche Bank AG	4/22/14	82,768
USD	837,392	EUR	601,000	Goldman Sachs Bank USA	4/22/14	9,462
USD	21,622,024	EUR	15,700,000	Goldman Sachs Bank USA	4/22/14	(6,099)
USD	34,334,884	EUR	25,381,000	Goldman Sachs Bank USA	4/22/14	(629,665)
USD	106,506,445	EUR	78,493,000	Goldman Sachs Bank USA	4/22/14	(1,624,531)
USD	138,835,200	EUR	100,000,000	Goldman Sachs Bank USA	4/22/14	1,076,450
USD	149,936,030	EUR	109,222,000	Goldman Sachs Bank USA	4/22/14	(526,833)
USD	16,477,764	EUR	12,000,000	Royal Bank of Scotland PLC	4/22/14	(53,286)
USD	7,199,146	EUR	5,267,000	State Street Bank and Trust Co.	4/22/14	(56,607)
USD	22,769,546	EUR	16,703,000	State Street Bank and Trust Co.	4/22/14	(240,298)
USD	108,623,503	EUR	79,502,000	State Street Bank and Trust Co.	4/22/14	(897,459)
USD	6,057,517	EUR	4,429,000	The Bank of New York Mellon	4/22/14	(43,818)
USD	8,366,432	GBP	5,126,000	Barclays Bank PLC	4/22/14	(177,962)
USD	12,274,420	GBP	7,452,000	Barclays Bank PLC	4/22/14	(147,121)
USD	16,274,044	GBP	9,832,196	Barclays Bank PLC	4/22/14	(114,983)
USD	24,517,321	GBP	14,673,000	Barclays Bank PLC	4/22/14	59,286
USD	65,151,587	GBP	39,162,000	Barclays Bank PLC	4/22/14	(126,513)
USD	225,880,595	GBP	137,689,000	Barclays Bank PLC	4/22/14	(3,629,551)
USD	4,151,518	GBP	2,500,000	Citibank N.A.	4/22/14	(15,666)
USD	11,280,353	GBP	6,776,000	Citibank N.A.	4/22/14	(14,382)
USD	15,216,340	GBP	9,200,000	Citibank N.A.	4/22/14	(118,896)
USD	107,359,121	GBP	64,604,000	Citibank N.A.	4/22/14	(327,575)
USD	54,997,347	GBP	33,013,178	Deutsche Bank AG	4/22/14	(31,445)
USD	2,264,593	GBP	1,355,000	Goldman Sachs Bank USA	4/22/14	5,979
USD	5,978,018	GBP	3,579,000	Goldman Sachs Bank USA	4/22/14	12,278
USD	7,157,325	GBP	4,296,000	Goldman Sachs Bank USA	4/22/14	(3,563)

BLACKROCK FUNDS II	MARCH 31, 2014	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,217,853	GBP	5,573,000	Goldman Sachs Bank USA	4/22/14	$(71,633)
USD	66,107,177	GBP	39,635,000	Goldman Sachs Bank USA	4/22/14	40,646
USD	18,142,410	GBP	11,000,000	Goldman Sachs International	4/22/14	(193,198)
USD	20,600,690	GBP	12,316,000	Royal Bank of Scotland PLC	4/22/14	71,476
USD	334,685,124	GBP	199,961,000	Royal Bank of Scotland PLC	4/22/14	1,375,432
USD	1,606,496	GBP	974,000	UBS AG	4/22/14	(17,039)
USD	4,473,909	HKD	34,700,000	Royal Bank of Scotland PLC	4/22/14	(101)
USD	5,184,043	HKD	40,200,000	Royal Bank of Scotland PLC	4/22/14	896
USD	5,686,094	HKD	44,113,000	Royal Bank of Scotland PLC	4/22/14	(1,572)
USD	8,936,292	HKD	69,290,000	State Street Bank and Trust Co.	4/22/14	2,455
USD	6,302,095	JPY	649,192,000	Bank of America N.A.	4/22/14	11,631
USD	212,569	JPY	21,833,000	BNP Paribas S.A.	4/22/14	1,014
USD	6,618,487	JPY	674,124,000	BNP Paribas S.A.	4/22/14	86,440
USD	3,268,486	JPY	333,244,000	Goldman Sachs International	4/22/14	39,457
USD	12,270,833	JPY	1,279,173,000	Goldman Sachs International	4/22/14	(123,945)
USD	7,285,525	JPY	738,200,000	JPMorgan Chase Bank N.A.	4/22/14	132,602
USD	11,557,650	JPY	1,187,040,000	JPMorgan Chase Bank N.A.	4/22/14	55,611
USD	11,751,966	SEK	76,453,000	Royal Bank of Scotland PLC	4/22/14	(56,307)
USD	18,825,990	SGD	23,929,000	Citibank N.A.	4/22/14	(197,207)
USD	15,337,413	ZAR	165,453,000	JPMorgan Chase Bank N.A.	4/22/14	(325,195)
USD	18,741,115	ZAR	204,741,000	JPMorgan Chase Bank N.A.	4/22/14	(640,691)
USD	46,261,176	ZAR	495,863,000	JPMorgan Chase Bank N.A.	4/22/14	(679,693)
USD	14,937,380	ZAR	162,485,000	UBS AG	4/22/14	(444,261)
USD	30,723,856	ZAR	330,939,000	UBS AG	4/22/14	(604,483)
USD	1,569,847	JPY	160,314,929	Barclays Bank PLC	6/09/14	16,051
USD	10,335,907	JPY	1,050,000,000	Barclays Bank PLC	6/09/14	159,153
USD	18,740,063	JPY	1,917,204,019	Barclays Bank PLC	6/09/14	158,240
USD	564,282	JPY	57,628,226	JPMorgan Chase Bank N.A.	6/09/14	5,741
USD	9,300,602	AUD	10,060,426	JPMorgan Chase Bank N.A.	6/10/14	16,303
AUD	76,120,000	USD	68,744,048	Bank of America N.A.	6/18/14	1,465,318
EUR	31,687,000	HUF	9,984,014,358	Barclays Bank PLC	6/18/14	(909,403)
INR	6,818,254,260	USD	109,583,000	UBS AG	6/18/14	2,413,050
MXN	95,973,386	USD	7,195,000	Citibank N.A.	6/18/14	110,966
PLN	203,978,706	EUR	47,970,000	Credit Suisse International	6/18/14	1,039,901
USD	104,786,066	AUD	117,775,000	Bank of America N.A.	6/18/14	(3,843,834)
USD	7,240,000	CAD	8,110,320	Citibank N.A.	6/18/14	(82,434)
USD	60,210,000	CAD	67,206,643	Royal Bank of Scotland PLC	6/18/14	(467,775)
USD	54,425,000	INR	3,334,619,750	Deutsche Bank AG	6/18/14	(349,173)
USD	68,925,000	JPY	7,052,144,085	BNP Paribas S.A.	6/18/14	571,465
USD	7,260,000	JPY	736,927,026	Citibank N.A.	6/18/14	117,269
USD	68,960,000	JPY	6,997,605,664	Citibank N.A.	6/18/14	1,135,083
USD	109,733,000	JPY	11,262,600,081	Credit Suisse International	6/18/14	569,245
USD	132,215,000	KRW	142,224,997,650	UBS AG	6/18/14	(865,587)
USD	7,195,000	MXN	95,031,423	Deutsche Bank AG	6/18/14	(39,260)
USD	59,422,000	ZAR	657,670,752	JPMorgan Chase Bank N.A.	6/18/14	(2,273,206)
ZAR	368,799,796	USD	34,456,000	BNP Paribas S.A.	6/18/14	140,611
USD	5,601,531	AUD	6,153,000	Westpac Banking Corp.	6/30/14	(69,043)

Total						$(27,410,118)

42	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC barrier options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Notional Amount (000)		Market Value

USD Currency Call/BRL Currency Put	Goldman Sachs Bank USA	BRL	2.39	BRL	2.47	4/10/14	USD	38,299	$3,987
USD Currency Call/ZAR Currency Put	Deutsche Bank AG	ZAR	11.05	ZAR	11.55	4/10/14	USD	38,320	12,289

Total									$16,276

—	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

SPDR S&P 500 ETF Trust	Call	USD	190.00	4/04/14	18,516	$148,128
CBOE Volatility Index	Call	USD	18.00	4/16/14	5,000	200,000
E-Mini S&P 500 Index Futures	Call	USD	1,870.00	4/17/14	360	279,000
PulteGroup, Inc.	Call	USD	22.00	4/19/14	1,000	4,000
SunEdison, Inc.	Call	USD	21.00	4/19/14	1,875	80,625
Time Warner Cable, Inc.	Call	USD	150.00	4/19/14	800	16,000
SPDR S&P 500 ETF Trust	Call	USD	188.00	6/21/14	26,503	10,203,655
SPDR S&P 500 ETF Trust	Call	USD	189.00	6/21/14	26,503	8,692,984
SPDR S&P 500 ETF Trust	Call	USD	193.00	6/21/14	10,512	1,639,872
Valero Energy Corp.	Call	USD	57.50	9/20/14	10,000	2,960,000
American International Group, Inc.	Call	USD	55.00	1/17/15	6,000	1,266,000
SPDR S&P 500 ETF Trust	Put	USD	185.00	4/19/14	1,600	187,200
United States Natural Gas Fund LP	Put	USD	24.00	4/19/14	1,000	45,000
U.S. Treasury Notes (10 Year)	Put	USD	123.50	4/25/14	359	229,984
U.S. Treasury Notes (5 Year)	Put	USD	119.25	4/25/14	1,000	570,313
Cliffs Natural Resources, Inc.	Put	USD	17.00	5/17/14	1,500	57,000
U.S. Treasury Notes (10 Year)	Put	USD	122.50	5/23/14	500	140,625
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	6/13/14	3,605	22,531
Euro Dollar 3-Year Mid-Curve	Put	USD	97.25	6/13/14	1,721	860,500
iShares MSCI Emerging Market ETF	Put	USD	35.00	6/21/14	24,000	600,000
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	9,190	4,652,437
American International Group, Inc.	Put	USD	37.00	1/17/15	7,000	500,500
Cliffs Natural Resources, Inc.	Put	USD	15.00	1/17/15	1,000	140,000

Total						$33,496,354

—	OTC options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

	JPMorgan Chase
Nikkei 225 Index	Bank N.A.	Call	JPY	16,000.00	4/11/14	169,000		–	$16,374
TAIEX Index	Citibank N.A.	Call	TWD	9,018.68	4/16/14	103,800		–	23,708
CNX Nifty Index	Citibank N.A.	Call	INR	6,896.12	4/24/14	467,000		–	377,453
CNX Nifty Index	Citibank N.A.	Call	INR	6,703.78	4/24/14	203,000		–	455,247
Hang Seng China Enterprises Index	Citibank N.A.	Call	HKD	10,400.00	4/29/14	510		–	381,358
Hang Seng China Enterprises Index	Citibank N.A.	Call	HKD	10,400.00	4/29/14	407		–	262,361
Nikkei 225 Index	Citibank N.A.	Call	JPY	15,500.00	5/09/14	174,000		–	262,783
Nikkei 225 Index	Citibank N.A.	Call	JPY	15,552.60	5/09/14	172,785		–	302,508
USD Currency	Deutsche Bank AG	Call	CAD	1.12	6/27/14	–	USD	36,000	407,225
USD Currency	Barclays Bank PLC	Call	JPY	112.00	7/17/14	–	USD	17,865	21,258
	Credit Suisse
Nidec Corp.	International	Call	JPY	0.25	9/18/15	200,000,000		–	518,334
Billion Express Investments Ltd.	BNP Paribas S.A.	Call	USD	1.70	10/18/15	15,000,000		–	238,755
	Goldman Sachs
Billion Express Investments Ltd.	International	Call	USD	1.75	10/18/15	10,000,000		–	167,160
Epistar Corp. Convertible Bond	Citibank N.A.	Call	USD	2.35	8/07/16	10,000,000		–	2,871,610

BLACKROCK FUNDS II	MARCH 31, 2014	43

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	OTC options purchased as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Advanced Semiconductor Engineering, Inc.	Citibank N.A.	Call	USD	1.85	9/05/16	5,000,000		–	$1,145,555
	Credit Suisse
Toppan Printing Co. Ltd.	International	Call	JPY	0.20	12/19/16	400,000,000		–	140,394
	Citigroup Global
Capitaland Ltd.	Markets, Inc.	Call	SGD	1.80	8/03/18	9		–	349,447
Kawasaki Kisen Kaisha Ltd.	Barclays Bank PLC Credit Suisse	Call	JPY	1.60	9/26/18	150,000,000		–	207,704
Toppan Printing Co. Ltd.	International	Call	JPY	0.38	12/19/19	570,000,000		–	398,544
EUR Currency	BNP Paribas S.A.	Put	USD	1.39	4/04/14	–	EUR	39,375	368,200
AUD Currency	Citibank N.A.	Put	USD	0.83	4/10/14	–	AUD	556,404	52
AUD Currency	Deutsche Bank AG Bank of America	Put	USD	0.87	4/10/14	–	AUD	552,406	307
KOSPI 200 Index	N.A.	Put	KRW	247.54	4/10/14	210		–	30,965
KOSPI 200 Index	Citibank N.A.	Put	KRW	247.40	4/10/14	212		–	30,009
KOSPI 200 Index	Citibank N.A. HSBC Bank USA	Put	KRW	226.78	4/10/14	210		–	1,158
EUR Currency	N.A. Bank of America	Put	USD	1.30	5/23/14	–	EUR	18,895	9,876
Fortescue Metals Group Ltd.	N.A.	Put	AUD	4.60	5/29/14	480,000		–	–
EUR Currency	Barclays Bank PLC	Put	USD	1.30	6/06/14	–	EUR	19,115	18,776
EUR Currency	Citibank N.A.	Put	USD	1.30	6/06/14	–	EUR	19,015	18,678
USD Currency	BNP Paribas S.A.	Put	INR	61.00	6/10/14	–	USD	30,000	699,783
USD Currency	Deutsche Bank AG JPMorgan Chase	Put	MXN	12.80	6/26/14	–	USD	35,980	242,959
USD Currency	Bank N.A.	Put	CNY	6.11	12/22/14	–	USD	30,000	40,398
Total									$10,008,939

—	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
					1-day Overnight
					Brazil CETIP
	JPMorgan Chase				Interbank
1-Year Interest Rate Swap	Bank N.A.	Call	11.85%	Receive	Deposit	7/01/14	BRL	769,492	$604,053
					1-day Overnight
					Brazil CETIP
	Credit Suisse				Interbank
2-Year Interest Rate Swap	International	Call	12.00%	Receive	Deposit	7/01/14	BRL	614,924	728,705
					6-month JPY
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	LIBOR	6/05/14	JPY	32,471,000	250,166
					6-month JPY
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	LIBOR	6/06/14	JPY	16,240,000	129,099
	Bank of America				6-month JPY
10-Year Interest Rate Swap	N.A.	Put	1.10%	Pay	LIBOR	6/09/14	JPY	33,769,000	293,505
Total									$2,005,528

—	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CBOE Volatility Index	Call	USD	23.00	4/16/14	5,000	$(75,000)
CBOE Volatility Index	Call	USD	17.00	4/16/14	5,905	(295,250)
E-Mini S&P 500 Index Futures	Call	USD	1,890.00	4/17/14	180	(60,750)
Time Warner Cable, Inc.	Call	USD	155.00	4/19/14	800	(10,000)
Time Warner Cable, Inc.	Call	USD	165.00	7/19/14	500	(12,500)

44	BLACKROCK FUNDS II	MARCH 31, 2014

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	Exchange-traded options written as of March 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Valero Energy Corp.	Call	USD	65.00	9/20/14	7,500	$(915,000)
SPDR S&P 500 ETF Trust	Put	USD	175.00	4/19/14	3,200	(54,400)
U.S. Treasury Notes (10 Year)	Put	USD	122.00	4/25/14	359	(61,703)
Cliffs Natural Resources, Inc.	Put	USD	14.00	5/17/14	1,500	(15,000)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	6/13/14	3,605	(22,531)
Euro Dollar 3-Year Mid-Curve	Put	USD	97.00	6/13/14	1,721	(441,006)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	4,551	(1,905,731)
American International Group, Inc.	Put	USD	45.00	1/17/15	5,000	(1,140,000)
Total						$(5,008,871)

—	OTC options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
	JPMorgan Chase
Nikkei 225 Index	Bank N.A.	Call	JPY	16,500.00	4/11/14	169,000		–	$(4,912)
USD Currency	Deutsche Bank AG	Call	CAD	1.14	6/27/14	–	USD	36,000	(176,832)
EUR Currency	Deutsche Bank AG	Put	USD	1.39	4/04/14	–	EUR	39,375	(368,200)
AUD Currency	Deutsche Bank AG	Put	USD	0.83	4/10/14	–	AUD	556,404	(52)
Total									$(549,996)

—	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
					6-month JPY
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	LIBOR	6/05/14	JPY	32,471,000	$(38,098)
					6-month JPY
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	LIBOR	6/06/14	JPY	16,240,000	(19,038)
	Bank of America				6-month JPY
10-Year Interest Rate Swap	N.A.	Put	1.40%	Receive	LIBOR	6/09/14	JPY	33,769,000	(48,487)
	JPMorgan Chase				1-day Overnight Brazil CETIP Interbank
1-Year Interest Rate Swap	Bank N.A.	Put	12.75%	Receive	Deposit	7/01/14	BRL	910,680	(1,813,784)
Total									$(1,919,407)

—	OTC structured options as of March 31, 2014 were as follows:

Description	Counterparty	Expiration Date	Units	Market Value
	Bank of America
Call of Global Dispersion, Strike=9.8%	N.A.	1/23/15	31,160,000	$691,752

—	Centrally cleared credit default swaps - buy protection outstanding as of March 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	USD	150,000	$(2,029,107)
iTraxx Europe Crossover Series 20 Version 1	5.00%	InterContinental Exchange	12/20/18	EUR	145,895	(1,988,190)
iTraxx Europe Crossover Series 21 Version 1	5.00%	InterContinental Exchange	6/20/19	EUR	37,555	(463,548)
Total						$(4,480,845)

BLACKROCK FUNDS II	MARCH 31, 2014	45

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	Centrally cleared credit default swaps - sold protection outstanding as of March 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	30,400	$701,660
CDX.NA.HY Series 22 Version 1	5.00%	Chicago Mercantile	6/20/19	B+	USD	231,058	1,295,963
iTraxx Europe Series 21 Version 1	1.00%	InterContinental Exchange	6/20/19	A-	EUR	60,380	122,683
Total							$2,120,306

[1]    Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]    The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	53,840	$171,133
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	809,515	(682,490)
1.52%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	229,300	1,473,898
1.71%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	202,800	(242,748)
1.54%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	114,600	633,052
2.82%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/23	USD	26,165	(318,190)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/25/23	JPY	13,267,650	(551,540)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/28/23	JPY	14,473,805	(223,887)
2.79%[1]	6-month LIBOR	Chicago Mercantile	N/A	2/26/24	GBP	87,200	(406,253)
Total							$(147,025)

[1] Fund pays the fixed rate and receives the floating rate. [2] Forward swap.

—	OTC credit default swaps - buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JC Penney Co., Inc.	5.00%	Citibank N.A.	3/20/15	USD	4,875	$194,111	$198,424	$(4,313)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	19,150	(128,229)	689,583	(817,812)
People’s Republic of China	1.00%	UBS AG	9/20/15	USD	10,000	(118,153)	(77,298)	(40,855)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,700	(6,515)	91,015	(97,530)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	2,150	(8,239)	115,107	(123,346)
		Goldman Sachs
AK Steel Corp.	5.00%	International	12/20/15	USD	4,790	(232,082)	42,056	(274,138)
		Morgan Stanley Capital
MGIC Investment Corp.	5.00%	Services LLC	3/20/16	USD	5,950	(463,008)	(424,153)	(38,855)
Banca Monte dei Paschi di
Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	(49,155)	93,556	(142,711)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	1,600	(25,802)	200,167	(225,969)
iTraxx Asia.XJ.IG Series 16
Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(55,692)	208,082	(263,774)
Republic of Ireland	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,000	(64,504)	496,425	(560,929)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(107,099)	(21,872)	(85,227)
Jaguar Land Rover
Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	760	(127,701)	(110,133)	(17,568)
Jaguar Land Rover
Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	760	(127,701)	(110,133)	(17,568)
Jaguar Land Rover
Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	720	(120,980)	(106,480)	(14,500)
Banca Monte dei Paschi di
Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	(107,259)	156,387	(263,646)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(48,594)	335,850	(384,444)

46	BLACKROCK FUNDS II	MARCH 31, 2014

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	OTC credit default swaps - buy protection outstanding as of March 31, 2014 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		Morgan Stanley Capital
Republic of Ireland	1.00%	Services LLC	3/20/17	USD	7,500	$(121,486)	$854,382	$(975,868)
Caja de Ahorros Y
Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	1,105	(106,774)	(9,944)	(96,830)
Caja de Ahorros Y
Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	820	(79,235)	(5,947)	(73,288)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,450	68,589	1,388,945	(1,320,356)
CDX.NA.IG Series 18
Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(1,775,518)	(625)	(1,774,893)
People’s Republic of China	1.00%	Deutsche Bank AG	6/20/17	USD	7,225	(115,591)	75,014	(190,605)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(245,276)	(23,920)	(221,356)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,890	(432,425)	255,046	(687,471)
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(147,616)	(65,415)	(82,201)
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(247,596)	(91,487)	(156,109)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	280	(49,811)	(19,975)	(29,836)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	4,800	(106,182)	(2,172)	(104,010)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,900	(42,031)	(1,725)	(40,306)
Finmeccanica SpA	5.00%	Credit Suisse International	3/20/18	EUR	100	(17,729)	(6,174)	(11,555)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	2,000	8,191	82,145	(73,954)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(150,147)	120,901	(271,048)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	1,200	(17,107)	35,251	(52,358)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	46,077	441,221	(395,144)
Republic of Korea	1.00%	Citibank N.A.	3/20/18	USD	6,650	(151,808)	(83,950)	(67,858)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,400	(19,957)	41,127	(61,084)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	6,680	(112,646)	154,070	(266,716)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,850	(31,196)	85,809	(117,005)
iTraxx Europe Series 9
3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	(1,184,968)	1,379,079	(2,564,047)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	1,990	(33,557)	94,179	(127,736)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	380	(69,206)	(22,530)	(46,676)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(249,623)	(78,534)	(171,089)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(245,979)	(76,597)	(169,382)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	38,950	113,470	(74,520)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	42,156	139,087	(96,931)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	42,181	106,853	(64,672)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(2,016)	13	(2,029)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(2,016)	68	(2,084)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	50	(1,008)	61	(1,069)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,890	(439,173)	92,676	(531,849)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	3,890	(591,136)	124,743	(715,879)
Pernod Ricard SA	1.00%	JPMorgan Chase Bank N.A.	9/20/18	EUR	100	(2,017)	943	(2,960)
iTraxx Financials Series 20
Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	9,590	(113,392)	(57,491)	(55,901)
iTraxx Financials Series 20
Version 1	1.00%	Citibank N.A.	12/20/18	EUR	20,560	(243,101)	(120,847)	(122,254)
People’s Republic of China	1.00%	Bank of America N.A.	12/20/18	USD	12,000	(93,403)	(79,683)	(13,720)
Koninklijke KPN NV	1.00%	Barclays Bank PLC	3/20/19	EUR	80	852	674	178
Marks & Spencer PLC	1.00%	Barclays Bank PLC	3/20/19	EUR	800	19,387	22,635	(3,248)
Koninklijke KPN NV	1.00%	Citibank N.A.	3/20/19	EUR	105	1,118	1,143	(25)
Koninklijke KPN NV	1.00%	Credit Suisse International	3/20/19	EUR	75	799	728	71
Banco Bilbao Vizcaya
Argentaria SA	3.00%	Deutsche Bank AG	3/20/19	EUR	150	(17,025)	(13,740)	(3,285)
Koninklijke KPN NV	1.00%	Deutsche Bank AG	3/20/19	EUR	60	639	615	24
		Goldman Sachs
Tesco PLC	1.00%	International	3/20/19	EUR	50	(4)	(249)	245

BLACKROCK FUNDS II	MARCH 31, 2014	47

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	OTC credit default swaps - buy protection outstanding as of March 31, 2014 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya
Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	260	$(29,508)	$(24,074)	$(5,434)
Banco Bilbao Vizcaya
Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	185	(20,997)	(16,829)	(4,168)
Banco Bilbao Vizcaya
Argentaria SA	3.00%	HSBC Bank PLC	3/20/19	EUR	105	(11,917)	(9,618)	(2,299)
		Goldman Sachs
JFE Holdings, Inc.	1.00%	International	3/20/19	JPY	1,000,000	3,835	(22,734)	26,569
		Goldman Sachs
Kawasaki Kisen Kaisha Ltd.	1.00%	International	3/20/19	JPY	277,000	90,685	65,626	25,059
		Goldman Sachs
Kawasaki Kisen Kaisha Ltd.	1.00%	International	3/20/19	JPY	223,000	85,009	55,610	29,399
Peoples Republic of China	1.00%	Bank of America N.A.	3/20/19	USD	4,900	(28,408)	(24,059)	(4,349)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,600	(20,871)	(14,687)	(6,184)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(20,291)	(13,862)	(6,429)
JC Penney Co., Inc.	5.00%	BNP Paribas S.A.	3/20/19	USD	1,925	404,232	471,899	(67,667)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	12,000	150,486	251,036	(100,550)
		Morgan Stanley Capital
JC Penney Co., Inc.	5.00%	Services LLC	3/20/19	USD	7,700	1,616,927	1,833,222	(216,295)
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR	3,060	9,404	(12,246)	21,650
Tesco PLC	1.00%	Deutsche Bank AG	6/20/19	EUR	3,050	9,373	(5,869)	15,242
Nippon Yusen Kabushiki
Kaisha	1.00%	JPMorgan Chase Bank N.A.	6/20/19	JPY	500,000	(55,195)	(69,684)	14,489
Federative Republic of
Brazil	1.00%	Bank of America N.A.	6/20/19	USD	15,744	500,055	581,449	(81,394)
Federative Republic of
Brazil	1.00%	Bank of America N.A.	6/20/19	USD	7,827	248,598	320,618	(72,020)
Federative Republic of
Brazil	1.00%	Citibank N.A.	6/20/19	USD	7,600	241,388	362,022	(120,634)
Valero Energy Corp.	1.00%	Deutsche Bank AG	6/20/19	USD	12,500	(76,394)	(72,673)	(3,721)
American International		Goldman Sachs
Group, Inc.	1.00%	International	6/20/19	USD	17,000	(268,403)	(226,199)	(42,204)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	10,667	420,653	405,225	15,428
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	3/20/23	USD	10,000	(82,878)	16,648	(99,526)
ABX.HE.AAA Series 6-2	0.11%	Credit Suisse International	5/25/46	USD	19,733	4,163,662	5,228,575	(1,064,913)
CMBX.NA Series 4 AAA	0.35%	Deutsche Bank AG	2/17/51	USD	16,723	167,212	981,806	(814,594)
Total						$(1,088,761)	$16,687,658	$(17,776,419)

—	OTC credit default swaps - sold protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SoftBank Corp.	1.00%	Deutsche Bank AG	6/20/14	Not Rated	JPY	4,000,000	$52,418	$(16,314)	$68,732
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC+	EUR	2,960	(126,833)	(407,195)	280,362
Banca Monte dei Paschi di
Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	(4,621)	(168,991)	164,370
Banca Monte dei Paschi di
Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	46,344	(38,466)	84,810
Banca Monte dei Paschi di		JPMorgan Chase Bank
Siena SpA	3.00%	N.A.	9/20/16	Not Rated	EUR	750	(3,648)	(74,339)	70,691
		Goldman Sachs
AK Steel Corp.	5.00%	International	12/20/16	B-	USD	4,790	176,392	(278,436)	454,828
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	1,600	6,122	(137,788)	143,910
Republic of Italy	1.00%	Goldman Sachs Bank USA	12/20/16	BBB	USD	4,000	15,306	(342,990)	358,296
JC Penney Co., Inc.	5.00%	BNP Paribas S.A.	3/20/17	CCC-	USD	1,925	(280,575)	(365,087)	84,512
JC Penney Co., Inc.	5.00%	Citibank N.A.	3/20/17	CCC-	USD	4,875	(710,549)	(732,626)	22,077
		Morgan Stanley Capital
JC Penney Co., Inc.	5.00%	Services LLC	3/20/17	CCC-	USD	7,700	(1,122,303)	(1,407,123)	284,820

48	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC credit default swaps - sold protection outstanding as of March 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	$1,775,517	$57,202	$1,718,315
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	540	65,718	(38,521)	104,239
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	820	99,794	(60,108)	159,902
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	2,300	(86,172)	(189,988)	103,816
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	1,100	(41,213)	(93,245)	52,032
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	1,040	(38,965)	(88,159)	49,194
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	830	96,909	7,914	88,995
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	880	102,747	8,765	93,982
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,000	396,392	191,453	204,939
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	6,750	25,053	(332,369)	357,422
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	105	(535)	(6,710)	6,175
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	1,000	199,918	38,745	161,173
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	990	197,919	49,232	148,687
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	990	197,919	49,232	148,687
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	4,800	127,375	8,306	119,069
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,900	50,419	2,698	47,721
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,950	(88,742)	(134,271)	45,529
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	6,680	77,412	(144,006)	221,418
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,850	21,439	(84,935)	106,374
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	1,990	23,062	(90,892)	113,954
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,900	40,303	(5,408)	45,711
Muenchener Rueckversi- cherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA-	EUR	4,220	156,186	31,889	124,297
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	67,849	41,204	26,645
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,000	206,629	114,856	91,773
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	2,280	335,263	187,503	147,760
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	4,070	37,896	47,110	(9,214)
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(53,749)	(68,015)	14,266
General Electric Capital Corp.	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	9,625	201,081	(72,802)	273,883
RWE AG	1.00%	Bank of America N.A.	9/20/18	BBB+	EUR	100	1,406	264	1,142
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	1,405	(560)	1,965
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	1,406	264	1,142
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	50	703	50	653
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	567	(36,403)	(58,836)	22,433
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	B	USD	2,865	94,277	(87,217)	181,494
Anadarko Petroleum Corp.	1.00%	BNP Paribas S.A.	12/20/18	BBB-	USD	9,605	96,739	(104,422)	201,161
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	800	80,713	(11,098)	91,811
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	4,630	18,659	13,978	4,681
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB+	EUR	7,670	1,851,887	1,753,407	98,480
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB+	EUR	10,970	2,648,657	2,485,154	163,503
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB+	EUR	5,480	1,323,122	1,247,100	76,022

BLACKROCK FUNDS II	MARCH 31, 2014	49

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC credit default swaps - sold protection outstanding as of March 31, 2014 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	5,000	$120,773	$(108,312)	$229,085
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,500	60,386	(64,781)	125,167
Noble Group Ltd.	1.00%	Bank of America N.A.	12/20/18	BBB+	USD	8,660	2,313	(78,074)	80,387
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	610	(340,379)	(298,477)	(41,902)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/19	B	USD	2,435	60,833	13,324	47,509
Ardagh Packaging Finance PLC	5.00%	Citibank N.A.	3/20/19	CCC+	EUR	2,000	188,043	159,236	28,807
Banco Santander SA	3.00%	Deutsche Bank AG	3/20/19	BBB	EUR	150	17,947	13,939	4,008
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB	EUR	260	31,109	24,161	6,948
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB	EUR	185	22,135	17,075	5,060
Banco Santander SA	3.00%	HSBC Bank PLC	3/20/19	BBB	EUR	105	12,563	9,757	2,806
Best Buy Co., Inc.	5.00%	Credit Suisse International	3/20/19	BB	USD	10,000	938,198	816,240	121,958
Best Buy Co., Inc.	5.00%	Credit Suisse International	3/20/19	BB	USD	4,865	456,433	443,060	13,373
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	339,669	332,289	7,380
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	1,630	339,669	338,742	927
		Goldman Sachs
General Motors Co.	5.00%	International	3/20/19	BB+	USD	9,645	1,672,442	1,570,026	102,416
		Goldman Sachs
J Sainsbury PLC	1.00%	International	3/20/19	Not Rated	EUR	50	(778)	(392)	(386)
Jaguar Land Rover Automotive PLC	5.00%	Citibank N.A.	3/20/19	BB	EUR	2,000	426,656	365,917	60,739
ThyssenKrupp AG	1.00%	Bank of America N.A.	3/20/19	BB	EUR	1,036	(87,978)	(102,684)	14,706
ThyssenKrupp AG	1.00%	Citibank N.A.	3/20/19	BB	EUR	1,036	(87,978)	(98,689)	10,711
		Goldman Sachs
ThyssenKrupp AG	1.00%	International	3/20/19	BB	EUR	1,082	(91,836)	(108,411)	16,575
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BB	EUR	1,036	(87,979)	(96,114)	8,135
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	17,637	(469,371)	(345,237)	(124,134)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	5,830	(155,150)	(142,883)	(12,267)
Transocean, Inc.	1.00%	BNP Paribas S.A.	3/20/19	BBB-	USD	5,000	(133,062)	(120,328)	(12,734)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	14,570	(387,742)	(389,368)	1,626
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	14,320	(381,089)	(360,209)	(20,880)
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	230	31,455	24,374	7,081
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/19	B	USD	4,871	81,013	48,465	32,548
Astaldi SpA	5.00%	Credit Suisse International	6/20/19	B+	EUR	462	1,195	3,672	(2,477)
CDX.EM Series 21 Version 1	5.00%	Citibank N.A.	6/20/19	BB+	USD	45,100	4,264,957	3,569,834	695,123
D.R. Horton, Inc.	1.00%	Bank of America N.A.	6/20/19	BB	USD	9,740	(367,387)	(394,526)	27,139
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	A-	EUR	9,820	18,792	20,730	(1,938)
J Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	Not Rated	EUR	3,060	(61,888)	(31,967)	(29,921)
J Sainsbury PLC	1.00%	Deutsche Bank AG	6/20/19	Not Rated	EUR	3,050	(61,685)	(38,142)	(23,543)
K. Hovnanian Enterprises, Inc.	5.00%	Bank of America N.A.	6/20/19	CCC	USD	4,865	32,028	92,258	(60,230)
Republic of Turkey	1.00%	Barclays Bank PLC	6/20/19	BB+	USD	37,200	(2,297,925)	(2,229,912)	(68,013)
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	1,050	(122,449)	(135,688)	13,239
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	2,100	(244,898)	(279,331)	34,433
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	4,575	(244,382)	(326,623)	82,241
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	4,940	(263,880)	(372,454)	108,574
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	4,935	(263,612)	(345,729)	82,117
CMBX.NA Series 7 A	2.00%	Bank of America N.A.	1/17/47	A-	USD	8,465	(17,724)	(104,097)	86,373

50	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC credit default swaps - sold protection outstanding as of March 31, 2014 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA Series 7 A	2.00%	Credit Suisse International	1/17/47	A-	USD	8,465	$(17,724)	$(90,453)	$ 72,729

CMBX.NA Series 7 AAA	0.50%	Deutsche Bank AG	1/17/47	AAA	USD	8,400	(259,648)	(300,373)	40,725

CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	19,000	(587,299)	(701,795)	114,496

CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	10,845	(335,224)	(412,173)	76,949

CMBX.NA Series 7 BB	5.00%	Citibank N.A.	1/17/47	BB	USD	2,940	(127,681)	(159,532)	31,851

CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	1,925	(106,883)	(281,662)	174,779

CMBX.NA Series 6 A	2.00%	Citibank N.A.	5/11/63	A	USD	8,635	36,399	42,798	(6,399)

CMBX.NA Series 6 BB	5.00%	Bank of America N.A.	5/11/63	BB	USD	3,850	(66,242)	(55,095)	(11,147)

Total							$9,809,183	$27,795	$9,781,388

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

11.77%[1]	1-day Overnight Brazil Interbank Deposit Rate	Deutsche Bank AG	N/A	1/04/16	BRL	226,101	$(158,617)	$(80,889)	$ (77,728)

4.74%[1]	28-day Mexican Interbank Rate	Credit Suisse International	2/09/15[2]	2/08/16	MXN	888,224	118,761	–	118,761

4.74%[1]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/09/15[2]	2/08/16	MXN	1,230,875	160,078	–	160,078

4.71%[1]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/11/15[2]	2/10/16	MXN	2,106,885	226,770	–	226,770

4.74%[1]	28-day Mexican Interbank Rate	Bank of America N.A.	3/19/15[2]	3/17/16	MXN	2,123,240	117,501	–	117,501

3.28%[3]	3-month WIBOR	JPMorgan Chase Bank N.A.	3/26/15[2]	3/26/16	PLN	520,290	(23,951)	–	(23,951)

3.63%[3]	6-month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/27/19	PLN	187,070	(140,790)	–	(140,790)

3.27%[3]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	5,230	(370,601)	–	(370,601)

6.83%[1]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A	11/03/23	MXN	392,035	662,941	(10,197)	673,138

5.41%[3]	6-month BUBOR	Goldman Sachs International	N/A	12/16/23	HUF	6,001,275	(1,259,954)	–	(1,259,954)

5.38%[3]	6-month BUBOR	JPMorgan Chase Bank N.A.	N/A	2/19/24	HUF	2,000,000	(364,717)	–	(364,717)

Total							$(1,032,579)	$(91,086)	$ (941,493)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Forward swap.
[3]	Fund pays the fixed rate and receives the floating rate.

—	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	16	$276,410	–	$276,410

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	10	180,382	–	180,382

BLACKROCK FUNDS II	MARCH 31, 2014	51

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC total return swaps outstanding as of March 31, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	4	$60,473	–	$60,473

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	3	66,937	–	66,937

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	3	43,189	–	43,189

Volkswagen AG	3-month EURIBOR plus 0.03%[1]	JPMorgan Chase Bank N.A.	4/02/14	EUR	3	43,189	–	43,189

Volkswagen AG	3-month EURIBOR minus 0.05%[1]	JPMorgan Chase Bank N.A.	4/14/14	EUR	22	432,405	–	432,405

iBoxx GBP Corporate Index	3-month LIBOR[2]	JPMorgan Chase Bank N.A.	6/20/14	GBP	64,500	(280,342)	–	(280,342)

iBoxx GBP Corporate Index	3-month LIBOR[2]	JPMorgan Chase Bank N.A.	6/20/14	GBP	32,300	(335,549)	–	(335,549)

Telecom Italia SpA	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	11/08/14	EUR	6,557	(1,616,957)	–	(1,616,957)

Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	11/12/14	EUR	275	(110,749)	–	(110,749)

Repsol SA	3-month EURIBOR minus 0.50%[1]	Citibank N.A.	1/19/15	EUR	7	(189,443)	–	(189,443)

UniCredit SpA	3-month EURIBOR plus 0.10%[1]	Bank of America N.A.	1/21/15	EUR	468	(446,763)	–	(446,763)

Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	12	23,250	–	23,250

Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	1/30/15	EUR	10	49,404	–	49,404

Volkswagen AG	3-month EURIBOR minus 0.25%[1]	BNP Paribas S.A.	2/02/15	EUR	20	57,733	–	57,733

Return on Markit IOS 4.00%, 30-year, f ixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	13,249	(10,172)	$(100,651)	90,479

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Bank of America N.A.	1/12/41	USD	12,967	9,956	60,842	(50,886)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	12,685	(9,739)	49,537	(59,276)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Bank of America N.A.	1/12/41	USD	2,114	(1,624)	5,360	(6,984)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	26,310	(20,200)	(28,605)	8,405

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	25,934	(19,912)	(90,912)	71,000

52	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC total return swaps outstanding as of March 31, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	24,148	$(18,541)	$61,188	$(79,729)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/41	USD	6,343	(4,870)	13,288	(18,158)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	26,920	20,670	(126,189)	146,859

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,826	(20,597)	(15,033)	(5,564)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,685	(20,489)	(216,033)	195,544

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,592	(20,417)	(292,987)	272,570

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,451	(20,309)	(47,271)	26,962

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	26,357	(20,237)	(20,420)	183

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	25,652	19,695	12,584	7,111

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	25,276	19,406	(77,550)	96,956

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	13,625	(10,461)	(12,055)	1,594

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	13,296	(10,208)	(107,636)	97,428

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	13,202	10,137	54,464	(44,327)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,967	(9,956)	(25,794)	15,838

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,873	9,884	63,543	(53,659)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,826	9,848	61,307	(51,459)

BLACKROCK FUNDS II	MARCH 31, 2014	53

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments (continued)

—	OTC total return swaps outstanding as of March 31, 2014 were as follows: (continued)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	12,779	$(9,812)	$(11,307)	$1,495
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,685	9,739	(38,919)	48,658
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,121	9,307	(98,292)	107,599
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Deutsche Bank AG	1/12/41	USD	26,075	20,020	118,271	(98,251)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Deutsche Bank AG	1/12/41	USD	12,873	9,884	(3,742)	13,626
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	51,539	(39,571)	(334,932)	295,361
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	25,417	(19,515)	100,434	(119,949)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	21,095	16,196	71,030	(54,834)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/41	USD	17,665	(13,564)	(120,927)	107,363
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	13,437	10,316	(62,985)	73,301
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs Bank USA	1/12/41	USD	12,591	9,668	(42,565)	52,233
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase Bank N.A.	1/12/41	USD	12,121	(9,306)	39,900	(49,206)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	25,925	8,657	15,643	(6,986)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	12,749	4,257	22,529	(18,272)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/43	USD	25,594	22,162	8,865	13,297
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR3	Credit Suisse International	1/12/43	USD	25,413	22,005	(4,988)	26,993

54	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	OTC total return swaps outstanding as of March 31, 2014 were as follows: (concluded)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/43	USD	13,294	$11,512	$(1,176)	$12,688

Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/43	USD	12,933	11,199	2,623	8,576

Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Deutsche Bank AG	1/12/43	USD	12,933	11,198	1,006	10,192

Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase Bank N.A.	1/12/43	USD	25,594	22,162	4,757	17,405

Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase Bank N.A.	1/12/43	USD	25,504	22,083	(17,285)	39,368

Total						$(1,735,970)	$(1,131,083)	$(604,887)

[1]	Fund pays the total return of the reference entity and receives the floating rate. Net payment made at termination.
[2]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.
[3]	Fund pays the floating rate and receives the total return of the reference entity.
[4]	Fund pays the total return of the reference entity and receives the floating rate.

—	OTC total return - variance swaps outstanding as of March 31, 2014 were as follows:

Index	Variance Strike Price[1]		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

EURO STOXX 50 Index	EUR	460.10	BNP Paribas S.A.	3/20/15	EUR	143	$202,645	–	$202,645

S&P 500 Index	USD	336.72	BNP Paribas S.A.	3/20/15	USD	196	(117,607)	–	(117,607)

Total							$85,038	–	$85,038

[1]	At expiration, the Fund pays or receives the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	MARCH 31, 2014	55

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$1,507,827,997	$372,777,974	$1,880,605,971
Common Stocks	$86,611,610	14,330,528	–	100,942,138
Corporate Bonds	–	3,340,109,178	41,198,534	3,381,307,712
Floating Rate Loan Interests	–	178,100,381	27,190,134	205,290,515
Foreign Agency Obligations	–	222,609,830	–	222,609,830
Foreign Government Obligations	–	1,004,242,235	–	1,004,242,235
Investment Companies	195,630,921	–	–	195,630,921
Non-Agency Mortgage-Backed Securities	–	1,671,691,504	269,107,940	1,940,799,444
Preferred Securities	72,663,412	335,303,913	–	407,967,325
Taxable Municipal Bonds	–	599,340,162	–	599,340,162
U.S. Government Sponsored Agency Securities	–	4,470,498,345	–	4,470,498,345
U.S. Treasury Obligations	–	1,463,088,003	–	1,463,088,003
Warrants	4,965	–	140,677	145,642
Short-Term Securities:
Borrowed Bond Agreements	–	914,435,617	–	914,435,617
Money Market Funds	978,912,407	–	–	978,912,407
Options Purchased:
Equity Contracts	26,740,964	8,873,179	–	35,614,143
Foreign Currency Exchange Contracts	–	1,843,788	–	1,843,788
Interest Rate Contracts	6,755,390	2,005,528	–	8,760,918
Liabilities:
Investments:
TBA Sale Commitments	–	(3,521,272,883)	–	(3,521,272,883)
Borrowed Bonds	–	(902,801,599)	–	(902,801,599)

Total	$1,367,319,669	$11,310,225,706	$710,415,259	$13,387,960,634

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$12,475,233	–	$12,475,233
Equity contracts	$3,339,921	1,436,017	–	4,775,938
Foreign currency exchange contracts	–	14,870,900	–	14,870,900
Interest rate contracts	9,816,695	5,433,415	–	15,250,110
Liabilities:			–
Credit contracts	–	(22,830,803)	–	(22,830,803)
Equity contracts	(3,995,357)	(2,486,431)	–	(6,481,788)
Foreign currency exchange contracts	–	(42,826,102)	–	(42,826,102)
Interest rate contracts	(8,118,699)	(7,915,687)	–	(16,034,386)

Total	$1,042,560	$(41,843,458)	–	$(40,800,898)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

56	BLACKROCK FUNDS II	MARCH 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

—

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$10,993,262	–	–	$10,993,262
Foreign currency at value	153,930,682	–	–	153,930,682
Cash pledged for financial futures contracts	56,213,000	–	–	56,213,000
Cash pledged for centrally cleared swaps	39,045,000	–	–	39,045,000
Cash pledged as collateral for borrowed bond agreements	8,201,504	–	–	8,201,504
Cash pledged as collateral for TBA commitments	1,360,000	–	–	1,360,000
Cash pledged as collateral for OTC derivatives	8,752,700	–	–	8,752,700
Liabilities:
Reverse repurchase agreements	–	$(3,757,989)	–	(3,757,989)
Cash received as collateral for borrowed bond agreements	–	(60,000)	–	(60,000)
Cash received as collateral for OTC derivatives	–	(12,938,000)	–	(12,938,000)

Total	$278,496,148	$(16,755,989)	–	$261,740,159

There were no transfers between Level 1 and Level 2 during the year ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Warrants	Total

Assets:
Opening Balance, as of December 31, 2013	$544,025,237	$49,988,714	$16,926,346	$235,031,974	$135,410	$846,107,681
Transfers into Level 3	23,737,268	22,060,852	10,815,949	–	–	56,614,069
Transfers out of Level 3[2]	(303,398,142)	–	(2,996,175)	(73,255,065)	–	(379,649,382)
Accrued discounts/premiums	137,974	4,670	5,382	102,733	–	250,759
Net realized gain (loss)	6,197,470	657,713	9,866	115,637	–	6,980,686
Net change in unrealized appreciation/depreciation[3]	(1,313,326)	2,199,123	84,384	222,856	5,267	1,198,304
Purchases	212,830,609	–	5,218,074	111,665,534	–	329,714,217
Sales	(109,439,116)	(33,712,538)	(2,873,692)	(4,775,729)	–	(150,801,075)

Closing Balance, as of March 31, 2014	$372,777,974	$41,198,534	$27,190,134	$269,107,940	$140,677	$710,415,259

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[3]	$373,539	$2,607,224	$84,384	$ 245,338	$5,267	$3,315,752

[2]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $379,649,382 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	MARCH 31, 2014	57

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 23, 2014